                                   Registration No. 33-58343
                                          File No. 811-07265

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549
                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

      PRE-EFFECTIVE AMENDMENT NO.                                        /   /

      POST-EFFECTIVE AMENDMENT NO. 13                                      /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
      OF 1940                                                              /X/

      Amendment No. 15                                                     /X/

                          OPPENHEIMER ENTERPRISE FUND
------------------------------------------------------------
     (Exact Name of Registrant as Specified in Charter)

               6803 South Tucson Way, Centennial, CO 80112-3924

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                   (Address of Principal Executive Offices)

                                (303) 768-3200
------------------------------------------------------------
                        (Registrant's Telephone Number)

                       Robert G. Zack

                   OppenheimerFunds, Inc.

       Two World Financial Center, 225 Liberty Street

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                     New York, NY 10080

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                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

   /   /    Immediately  upon filing  pursuant to  paragraph
(b)

   /X/  On October 23, 2003 pursuant to paragraph (b)
   /   /    60 days  after  filing,  pursuant  to  paragraph

(a)(1)

   /   /    On _____________, pursuant to paragraph (a)(1)
   /   /    75 days  after  filing,  pursuant  to  paragraph

(a)(2)

   /   /    On  _____________,  pursuant to paragraph (a)(2)
of Rule 485.

If appropriate, check the following box:

   /   /          This post-effective  amendment  designates
        a  new  effective   date  for  a  previously   filed
        post-amendment.

PROSPECTUS

Oppenheimer Enterprise Fund

Prospectus dated October 23, 2003

                                          Oppenheimer Enterprise Fund is a
                                          mutual fund. It seeks capital
                                          appreciation to make your investment
                                          grow. It emphasizes investments in
                                          common stocks of companies that have
                                          growth potential.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account
                                          features.  Please read this
                                          Prospectus carefully before you
As with all mutual funds, the             invest and keep it for future
Securities and Exchange Commission        reference about your account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

CONTENTS

                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Investment
                    Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks
capital appreciation.

WHAT DOES THE FUND  MAINLY  INVEST IN?  The Fund  invests
mainly in  common  stocks of  "growth"  companies.  These
may be newer  companies or  established  companies of any
capitalization   range   that   the   portfolio   manager
believes have favorable  growth  prospects.  The Fund may
invest  without limit in companies in any  capitalization
range.  The Fund  focuses  mainly on domestic  companies,
but may buy  foreign  stocks  as well.  The Fund may also
invest its assets in a variety  of  industry  categories,
although it may from time to time  emphasize  investments
in one or more  industries.  For  example,  the Fund has,
at certain  times,  invested a significant  amount of its
assets in technology and healthcare companies.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO
BUY OR SELL? The Fund's portfolio manager uses fundamental
analysis, relying on internal and external research and
analysis, to look for growth companies. He generally
considers a company's financial statements, interviews with
management, and analysis of the company's operations and
product developments. He also evaluates research on
particular industries, market trends and general economic
conditions. The portfolio manager focuses on factors that
may vary in particular cases and over time. Currently, the
portfolio manager looks for:
    o  Companies  with a history of positive  revenue and earnings growth,
    o  Companies  with  management  the  portfolio  manager  believes have demonstrated an
       ability to handle growth,
    o  Companies  with  growth  rates  that  the  portfolio   manager
believes are sustainable over time.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for
aggressive investors seeking capital appreciation in their
investment over the long term. Investors in the Fund should
be willing to assume the greater risks of volatile
short-term share price fluctuations and realized losses
that are typical for an aggressive growth fund. Since the
Fund does not seek income and the income from its
investments will likely be small, it is not designed for
investors needing current income. Because of its focus on
long-term growth, the Fund may be appropriate for a portion
of a retirement plan investment for investors with a high
risk tolerance. The Fund is not a complete investment
program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's
investments are subject to changes in their value from a
number of factors described below. There is also the risk
that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to
underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price,
and their short-term volatility at times may be great.
Because the Fund invests primarily in common stocks of U.S.
companies, the value of the Fund's portfolio will be
affected by changes in the U.S. stock markets and the
special economic and other factors that might primarily
affect the prices of growth stocks.  Market risk will
affect the Fund's net asset value per share, which will
fluctuate as the values of the Fund's portfolio securities
change. A variety of factors can affect the price of a
particular stock and the prices of individual stocks do not
all move in the same direction uniformly or at the same
time. Different stock markets may behave differently from
each other.

     Other  factors can affect a particular  stock's  price,
such as poor earnings  reports by the issuer,  loss of major customers,  major litigation  against the issuer, or changes in  government  regulations  affecting  the  issuer  or  its industry.

      Risks of Growth Stocks.  Stocks of growth companies,
particularly newer companies, may offer opportunities for
greater long-term capital appreciation but may be more
volatile than stocks of larger, more established companies.
They have greater risks if the company's earnings growth or
stock price fails to increase as expected.

THERE ARE SPECIAL RISKS OF FOREIGN INVESTING. The Fund can
buy securities of companies or governments in any country,
including developed countries and emerging markets. There
is no limit on the amount of the Fund's assets that may be
invested in foreign securities. While foreign securities
may offer special investment opportunities, there are also
special risks.

     The change in value of a foreign currency against the
U.S. dollar will result in a change in the U.S. dollar
value of securities denominated in that foreign currency.
Foreign issuers are not subject to the same accounting and
disclosure requirements to which U.S. companies are
subject. The value of foreign investments may be affected
by exchange control regulations, expropriation or
nationalization of a company's assets, foreign taxes,
delays in settlement of transactions, changes in
governmental economic or monetary policy in the U.S. or
abroad, or other political and economic factors. These
risks could cause the prices of foreign stocks to fall and
could therefore depress the Fund's share price.

HOW RISKY IS THE FUND OVERALL? The risks described above
collectively form the overall risk profile of the Fund, and
can affect the value of the Fund's investments, its
investment performance and its prices per share. Particular
investments and investment strategies also have risks.
These risks mean that you can lose money by investing in
the Fund. When you redeem your shares, they may be worth
more or less than what you paid for them. There is no
assurance that the Fund will achieve its investment
objective.

      In the short term, high-growth stocks can be very
volatile. The price of the Fund's shares can go up and down
substantially. The Fund generally does not use
income-oriented investments to help cushion the Fund's
total return from changes in stock prices. In the
OppenheimerFunds spectrum, the Fund is an aggressive growth
fund, designed for investors willing to assume greater
risks. It is likely to be subject to greater fluctuations
in its share prices than funds that emphasize large
capitalization stocks, or funds that focus on both stocks
and bonds.

------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and
is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks
of investing in the Fund, by showing changes in the Fund's
performance (for its Class A shares) from year to year for
the full calendar years since the Fund's inception and by
showing how the average annual total returns of the Fund's
shares, both before and after taxes, compare to those of
broad-based market indices. The after-tax returns for the
other classes of shares will vary.

      The after-tax returns are shown for Class A shares
only and are calculated using the historical highest
individual federal marginal income tax rates in effect
during the periods shown, and do not reflect the impact of
state or local taxes.  In certain cases, the figure "Return
After Taxes on Distributions and Sale of Fund Shares" may
be higher than the other return figures for the same
period.  A higher after tax return results when a capital
loss occurs upon redemption and translates into an assumed
tax deduction that benefits the shareholder.  The after-tax
returns are calculated based on certain assumptions
mandated by regulation and your actual after-tax returns
may differ from those shown, depending on your individual
tax situation.  The after-tax returns set forth below are
not relevant to investors who hold their fund shares
through tax-deferred arrangements such as 401(k) plans or
IRAs or to institutional investors not subject to tax. The
Fund's past investment performance, before and after taxes,
is not necessarily an indication of how the Fund will
perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing
annual total returns]

Sales charges and taxes are not included in the
calculations of return in this bar chart, and if those
charges and taxes were included, the returns may be less
than those shown.
For the period from 1/1/03 through 9/30/03, the cumulative
return (not annualized) before taxes for Class A shares was
26.12%. During the period shown in the bar chart, the
highest return (not annualized) before taxes for a calendar
quarter was 55.70% (4th Q `99) and the lowest return (not
annualized) before taxes for a calendar quarter was -32.16
(4th Q'00).

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Average Annual Total Returns                          5 Years          10 Years
for    the    periods    ended                      (or life of       (or life of
December 31, 2002                   1 Year        class, if less)   class, if less)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class  A   Shares   (inception
11/7/95)                            -40.93%           -9.11%             1.82%
  Return Before Taxes               -40.93%           -9.97%             0.30%
  Return After Taxes on             -24.93%           -6.55%             1.52%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

-------------------------------------------------------------------------------------

Russell 2000 Index (reflects
no deduction for fees,
expenses or taxes)                  -20.48%           -1.36%            5.05%1

-------------------------------------------------------------------------------------

S&P  500  Index  (reflects  no
deduction  for fees,  expenses
or taxes)                           -22.09%           -0.58%            7.64%1

-------------------------------------------------------------------------------------

Class  B   Shares   (inception      -40.94%           -9.04%             2.04%
11/7/95)

-------------------------------------------------------------------------------------

Class  C   Shares   (inception      -38.47%           -8.71%             1.92%
11/7/95)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
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Class  N   Shares   (inception      -38.13%           -32.29%             N/A
3/1/01)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

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-------------------------------------------------------------------------------------

Class  Y   Shares   (inception      -37.17%           -19.83%             N/A
4/1/99)

-------------------------------------------------------------------------------------

1  From 10/31/95.

The Fund's average annual total returns include applicable
sales charges: for Class A, the current maximum initial
sales charge of 5.75%; for Class B, the contingent deferred
sales charges of 5% (1-year) and 2% (5-years); and for
Class C and Class N, the 1% contingent deferred sales
charge for the 1-year period.  There is no sales charge for
Class Y shares. Because Class B shares convert to Class A
shares 72 months after purchase, Class B "life-of-class"
performance does not include the contingent deferred sales
charge and uses Class A performance for the period after
conversion.  The returns measure the performance of a
hypothetical account and assume that all dividends and
capital gains distributions have been reinvested in
additional shares.
The performance of the Fund's Class A shares is compared to
the S&P 500 Index, an unmanaged index of equity securities
and the Russell 2000 Index, a capitalization-weighted index
of the 2000 smallest issuers in the Russell 3000(R)Index.
The indices' performance reflects the reinvestment of
income but does not consider the effects of transaction
costs, fees, expenses or taxes. The Fund's investments may
vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand
the fees and expenses you may pay if you buy and hold
shares of the Fund. The Fund pays a variety of expenses
directly for management of its assets, administration,
distribution of its shares and other services. Those
expenses are subtracted from the Fund's assets to calculate
the Fund's net asset value per share. All shareholders
therefore pay those expenses indirectly. Shareholders pay
other transaction expenses directly, such as sales charges.
The numbers below are based on the Fund's expenses during
its fiscal year ended August 31, 2003.

Shareholder Fees (charges paid directly from your
investment):
                                 Class A   Class B  Class C  Class N  Class Y
                                 Shares    Shares    Shares   Shares   Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Maximum Sales Charge (Load)
 on purchases (as % of            5.75%     None      None     None     None
 offering price)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Maximum Deferred Sales Charge
 (Load) (as % of the lower of     None1      5%2      1%3      1%4      None
 the original offering price
 or redemption proceeds)

  1. A contingent deferred sales charge may apply to
  redemptions of investments of $1 million or more
  ($500,000 for certain retirement plan accounts) of Class
  A shares. See "How to Buy Shares" for details.
  2. Applies to redemptions in first year after purchase.
  The contingent deferred sales charge declines to 1% in
  the sixth year and is eliminated after that.
  3. Applies to shares redeemed within 12 months of a
  purchase.
  4. Applies to shares redeemed within 18 months of
  retirement plan's first purchase of Class N shares.

  Annual Fund Operating Expenses (deducted from Fund
  assets):
  (% of average daily net assets)

                              Class A    Class B   Class C   Class N  Class Y
                              Shares     Shares    Shares    Shares    Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Management Fees           0.75%       0.75%     0.75%       0.75%     0.75%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Distribution and/or       0.24%       1.00%     1.00%       0.50%      N/A
 Service
 (12b-1) Fees
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Other Expenses            0.84%       1.04%     1.05%       0.84%     0.97%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Total Annual              1.83%       2.79%     2.80%       2.09%     1.72%
 Operating Expenses

 ------------------------------------------------------------------------------

Expenses may vary in future years.  The management fee is
based on a percentage of the Fund's average annual net
assets and is shown without giving effect to a voluntary
 reduction of the management fee by the Manager, as
 described in "Advisory Fees", below.  That voluntary
 reduction may be withdrawn or amended at any time.  After
 that waiver, the management fee was 0.70% for each class
 of shares.
"Other Expenses" include transfer agent fees, custodial
fees, and accounting and legal expenses the Fund pays.  The
"Other Expenses" in the table are based on, among other
things, the fees the Fund would have paid if the transfer
agent had not waived a portion of its fee under a voluntary
undertaking to the Fund to limit these fees to 0.35% of
average daily net assets per fiscal year for all classes.
That undertaking may be amended or withdrawn at any time.
After the waiver, the actual "Other Expenses" were 0.35%
for Class A shares, 0.35% for Class B shares, 0.36% for

                           -----------------------------------------------------

                              1 Year       3 Years is   5 Years     10 Years

 "Market Capitalization"?
 In general, a company's
 market capitalization is
 the total market value
 of its issued and
 outstanding common stock.

      What is "Market
 Capitalization"?
 In general, a company's
 market capitalization is
 the total market value
 of its issued and
 outstanding common stock.

  0.33% for Class Y
  shares.  "Total Annual
  Operating Expenses" as
  percentages of daily
  net assets after taking
  into account the
  management fee waiver
  and the transfer agent
  fee waiver were 1.29%
  for Class A, 2.05% for
  Class B, 2.06% for
  Class C, 1.60% for
  Class N and 1.03% for
  Class Y.

 EXAMPLES. The following
 examples are intended to
 help you compare the
 cost of investing in the
 Fund with the cost of
 investing in other
 mutual funds. The
 examples assume that you
 invest $10,000 in a
 class of shares of the
 Fund for the time
 periods indicated and
 reinvest your dividends
 and distributions.

      The first example
 assumes that you redeem
 all of your shares at
 the end of those
 periods. The second
 example assumes that you
 keep your shares. Both
 examples also assume
 that your investment has
 a 5% return each year
 and that the class's
 operating expenses
 remain the same. Your
 actual costs may be
 higher or lower because
 expenses will vary over
 time. Based on these
 assumptions your
 expenses would be as
 follows:

 If shares are redeemed:

 -------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class A Shares                $750        $1,117       $1,508       $2,599

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class B Shares                $782        $1,165       $1,674      $2,6781

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class C Shares                $383         $868        $1,479       $3,128

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class N Shares                $312         $655        $1,124       $2,421

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class Y Shares                $175         $542         $ 933       $2,030

 If shares are not            1 Year       3 Years      5 Years     10 Years
 redeemed:

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class A Shares                $750        $1,117       $1,508       $2,599

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class B Shares                $282         $865        $1,474      $2,6781

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class C Shares                $283         $868        $1,479       $3,128

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class N Shares                $212         $655        $1,124       $2,421

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class Y Shares                $175         $542         $ 933       $2,030
  In the first example, expenses include the initial sales
  charge for Class A and the applicable Class B, Class C or
  Class N contingent deferred sales charges. In the second
  example, the Class A expenses include the sales charge,
  but Class B, Class C and Class N expenses do not include
  the contingent deferred sales charges. There is no sales
  charge on Class Y shares.
  1. Class B expenses for years 7 through 10 are based on
  Class A expenses because Class B shares automatically
  convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The
allocation of the Fund's portfolio among different
investments will vary over time based upon the Manager's
evaluation of economic and market trends. The Fund's
portfolio might not always include all of the different
types of investments described in this Prospectus. The
Statement of Additional Information contains more detailed
information about the Fund's investment policies and risks.

     The Manager tries to reduce risks by carefully
researching securities before they are purchased. The Fund
attempts to reduce its exposure to market risks by
diversifying its investments, that is, by not holding a
substantial amount of stock of any one company and by not
investing too great a percentage of the Fund's assets in
any one company. Also, the Fund does not concentrate 25% or
more of its assets in investments in any one industry.

     However, changes in the overall market prices of
securities can occur at any time. The share prices of the
Fund will change daily based on changes in market prices of
securities and market conditions and in response to other
economic events.

   Growth Stock Investments.  The Manager looks for stocks
         of companies that have growth potential. Growth
         companies may be developing new products or
         services or may be expanding into new markets for
         their products. They may be newer companies or
         more established companies entering a growth
         cycle. The Fund's investments are not limited to
         issuers in a specific capitalization range, such
         as large-cap or small-cap companies, and the Fund
         can invest in issuers in all capitalization
         ranges. Market capitalization refers to the market
         value of all of a company's issued and outstanding
         stock. Because the stocks of companies that have
         smaller market capitalizations tend to be more
         volatile, to the extent that the Fund holds
         small-cap stocks, its share prices may fluctuate
         more and the risks of loss are greater.

     Newer growth  companies  tend to retain a large part of
their  earnings for research,  development  or investment in capital  assets.  Therefore,  they do not tend to  emphasize paying  dividends,  and  may not  pay  any  dividends  for a
protracted   period.   They  are  selected  for  the  Fund's
portfolio  because  the  Manager  believes  the price of the stock will increase over time.

Industry Focus. At times, the Fund might increase the
     relative emphasis of its investments in a particular
     industry or group of industries. Stocks of issuers in
     a particular industry might be affected by changes in
     economic conditions or by changes in government
     regulations, availability of basic resources or
     supplies, or other events that affect that industry
     more than others. To the extent that the Fund has a
     greater emphasis on investments in a particular
     industry, its share values may fluctuate in response
     to events affecting that industry.

Portfolio Turnover. The Fund's investment process may cause
     the Fund to engage in active and frequent trading.
     The Fund can engage in short-term trading to try to
     achieve its objective, and will likely have a
     portfolio turnover rate in excess of 100% annually.
     Portfolio turnover increases brokerage costs the Fund
     pays (and may reduce performance). If the Fund
     realizes capital gains when it sells its portfolio
     investments, it must generally pay those gains out to
     shareholders, increasing their taxable distributions.
     The Financial Highlights table at the end of this
     Prospectus shows the Fund's portfolio turnover rates
     during prior fiscal years.

Can the Fund's Investment Objective and Policies Change?
     The Fund's Board of Trustees can change
     non-fundamental investment policies without
     shareholder approval, although significant changes
     will be described in amendments to this Prospectus.
     Fundamental policies cannot be changed without the
     approval of a majority of the Fund's outstanding
     voting shares. The Fund's investment objective is a
     fundamental policy. Other investment restrictions that
     are fundamental policies are listed in the Statement
     of Additional Information. An investment policy is not
     fundamental unless this Prospectus or the Statement of
     Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the
Fund can also use the investment techniques and strategies
described below. The Fund might not always use all of the
different types of techniques and investments described
below. These techniques have risks, although some are
designed to help reduce overall investment or market risks.

Other Equity Securities. While the Fund emphasizes
      investments in common stocks, it can also buy
      preferred stocks and securities convertible into
      common stock. They can be securities issued by
      domestic or foreign companies, although the Fund's
      foreign holdings currently are small. The Manager
      considers some convertible securities to be "equity
      equivalents" because of the conversion feature and in
      that case their rating has less impact on the
      investment decision than in the case of other debt
      securities.

Investing in Special Situations. At times the Fund might
     use aggressive investment techniques, seeking to
     benefit from what the portfolio manager perceives to
     be special situations. These may be mergers,
     reorganizations or other unusual events expected to
     affect a particular issuer. However, there is a risk
     that the change or event might not occur, which could
     have a negative impact on the price of the security.
     The Fund's investment might not produce the expected
     gains or could incur a loss for the portfolio.

Investing in Small, Unseasoned Companies. The Fund can
     invest in small, unseasoned companies. These are
     companies that have been in operation less than three
     years, including the operations of any predecessors.
     These securities may have limited liquidity and their
     prices may be very volatile. The Fund currently does
     not intend to invest more than 10% of its net assets
     in these securities.

Illiquid and Restricted Securities. Investments may be
     illiquid because they do not have an active trading
     market, making it difficult to value them or dispose
     of them promptly at an acceptable price. Restricted
     securities may have terms that limit their resale to
     other investors or may require registration under
     applicable securities laws before they may be sold
     publicly. The Fund will not invest more than 10% of
     its net assets in illiquid or restricted securities.
     The Board can increase that limit to 15%. Certain
     restricted securities that are eligible for resale to
     qualified institutional purchasers may not be subject
     to that limit. The Manager monitors holdings of
     illiquid securities on an ongoing basis to determine
     whether to sell any holdings to maintain adequate
     liquidity.

Derivative Investments. The Fund can invest in a number of
     different kinds of "derivative" investments. In
     general terms, a derivative investment is an
     investment contract whose value depends on (or is
     derived from) the value of an underlying asset,
     interest rate or index. In the broadest sense,
     options, futures contracts, and other hedging
     instruments the Fund might use may be considered
     "derivative" investments. In addition to using
     derivatives for hedging, the Fund might use other
     derivative investments because they offer the
     potential for increased value. The Fund currently does
     not use derivatives to a significant degree and is not
     required to use them in seeking its objective.

     Derivatives have risks. If the issuer of the
     derivative investment does not pay the amount due, the
     Fund can lose money on the investment. The underlying
     security or investment on which a derivative is based,
     and the derivative itself, may not perform the way the
     Manager expected it to. As a result of these risks the
     Fund could realize less principal or income from the
     investment than expected or its hedge might be
     unsuccessful. As a result, the Fund's share prices
     could fall. Certain derivative investments held by the
     Fund might be illiquid.

  o  Hedging. The Fund can buy and sell futures contracts,
     put and call options, and forward contracts. These are
     all referred to as "hedging instruments."  The Fund
     does not currently use hedging extensively or for
     speculative purposes. It has limits on its use of
     hedging instruments and is not required to use them in
     seeking its objective.

     Some of these strategies would hedge the Fund's
     portfolio against price fluctuations. Other hedging
     strategies, such as buying futures and call options,
     would tend to increase the Fund's exposure to the
     securities market.

     There are also special risks in particular hedging
     strategies. Options trading involves the payment of
     premiums and can increase portfolio turnover. If the
     Manager used a hedging instrument at the wrong time or
     judged market conditions incorrectly, the strategy
     could reduce the Fund's return. The Fund could also
     experience losses if the prices of its futures and
     options were not correlated with its other investments
     or if it could not close a position because of an
     illiquid market.

Temporary Defensive and Interim Investments. In times of
     adverse or unstable market, economic or political
     conditions, the Fund can invest up to 100% of its
     assets in temporary defensive investments that are
     inconsistent with the Fund's principal investment
     strategies. Generally they would be cash equivalents
     (such as commercial paper), money market instruments,
     short-term debt securities, U.S. government
     securities, or repurchase agreements and may include
     other investment grade debt securities. The Fund could
     also hold these types of securities pending the
     investment of proceeds from the sale of Fund shares or
     portfolio securities or to meet anticipated
     redemptions of Fund shares. To the extent the Fund
     invests defensively in these securities, it might not
     achieve its investment objective of capital
     appreciation.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and
handles its day-to-day business. The Manager carries out
its duties, subject to the policies established by the
Fund's Board of Trustees, under an investment advisory
agreement that states the Manager's responsibilities. The
agreement sets the fees the Fund pays to the Manager and
describes the expenses that the Fund is responsible to pay
to conduct its business.

     The Manager has operated as an investment adviser
since January 1960. The Manager and its subsidiaries and
affiliates manage more than $135 billion in assets as of
September 30, 2003, including other Oppenheimer funds with
more than 7 million shareholder accounts. The Manager is
located at Two World Financial Center, 225 Liberty Street -
11th Floor, New York, New York 10080.

Portfolio Manager.  The portfolio manager of the Fund is
     James Turner II.  He is the person principally
     responsible for the day-to-day management of the Fund
     (since September 21, 2001).  Mr. Turner is a Vice
     President of the Fund, and has been a Vice President
     of the Manager since March 26, 2001.  Previously he
     was a portfolio manager for Technology Crossover
     Ventures (May 2000 - March 2001); Assistant Vice
     President and Associate Portfolio Manager of the
     Manager (August 1999 - May 2000) and securities
     analyst for the Manager (October 1996 - August 1999).

Advisory Fees. Under the investment advisory agreement, the
     Fund pays the Manager an advisory fee at an annual
     rate that declines as the Fund's assets grow: 0.75% of
     the first $200 million of average annual net assets,
     0.72% of the next $200 million, 0.69% of the next $200
     million, 0.66% of the next $200 million, 0.60% of the
     next $700 million, and 0.58% of average annual net
     assets over $1.5 billion.  The Fund's management fee
     for its last fiscal year ended August 31, 2003 was
     0.75% of average annual net assets for each class of
     shares prior to giving effect to the Manager's
     voluntary waiver of management fees.  The Manager has
     voluntarily agreed to waive advisory fees at an annual
     rate equal to 0.05% of the Fund's average daily net
     assets until the Fund's trailing one year performance
     percentile at the end of the preceding calendar
     quarter is in the quintile or better of the Fund's
     Lipper peer group.  That waiver is voluntary and may
     be terminated by the Manager at any time.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The
Fund's Distributor, OppenheimerFunds Distributor, Inc., may
appoint servicing agents to accept purchase (and
redemption) orders. The Distributor, in its sole
discretion, may reject any purchase order for the Fund's
shares.

Buying Shares Through Your Dealer. You can buy shares
      through any dealer, broker or financial institution
      that has a sales agreement with the Distributor. Your
      dealer will place your order with the Distributor on
      your behalf.
Buying Shares Through the Distributor. Complete an
      OppenheimerFunds New Account Application and return
      it with a check payable to "OppenheimerFunds
      Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the
      application, the Distributor will act as your agent
      in buying the shares. However, we recommend that you
      discuss your investment with a financial advisor
      before you make a purchase to be sure that the Fund
      is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased
      through the Distributor may be paid for by Federal
      Funds wire. The minimum investment is $2,500. Before
      sending a wire, call the Distributor's Wire
      Department at 1.800.225.5677 to notify the
      Distributor of the wire and to receive further
      instructions.
o     Buying Shares Through OppenheimerFunds AccountLink.
      With AccountLink, you pay for shares by electronic
      funds transfers from your bank account. Shares are
      purchased for your account by a transfer of money
      from your bank account through the Automated Clearing
      House (ACH) system. You can provide those
      instructions automatically, under an Asset Builder
      Plan, described below, or by telephone instructions
      using OppenheimerFunds PhoneLink, also described
      below. Please refer to "AccountLink," below for more
      details.
o     Buying Shares Through Asset Builder Plans. You may
      purchase shares of the Fund automatically each month
      from your account at a bank or other financial
      institution under an Asset Builder Plan with
      AccountLink. Details are in the Asset Builder
      Application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases,
you can buy Fund shares with a minimum initial investment
of $1,000 and make additional investments at any time with
as little as $50. There are reduced minimums available
under the following special investment plans:
o     If you establish one of the many types of retirement
      plan accounts that OppenheimerFunds offers, more
      fully described below under "Special Investor
      Services," you can start your account with as little
      as $500.
o     By using an Asset Builder Plan or Automatic Exchange
      Plan (details are in the Statement of Additional
      Information), or government allotment plan, you can
      make subsequent investments (after making the initial
      investment of $500) for as little as $50. For any
      type of account established under one of these plans
      prior to November 1, 2002, the minimum additional
      investment will remain $25.
o     The minimum investment requirement does not apply to
      reinvesting dividends from the Fund or other
      Oppenheimer funds (a list of them appears in the
      Statement of Additional Information, or you can ask
      your dealer or call the Transfer Agent), or
      reinvesting distributions from unit investment trusts
      that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their
offering price which is the net asset value per share plus
any initial sales charge that applies. The offering price
that applies to a purchase order is based on the next
calculation of the net asset value per share that is made
after the Distributor receives the purchase order at its
offices in Colorado, or after any agent appointed by the
Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of
      each class of shares as of the close of The New York
      Stock Exchange ("the Exchange"), on each day the
      Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange
      normally closes at 4:00 P.M., Eastern time, but may
      close earlier on some days. All references to time in
      this Prospectus mean "Eastern time."

      The net asset value per share is determined by
      dividing the value of the Fund's net assets
      attributable to a class by the number of shares of
      that class that are outstanding. To determine net
      asset value, the Fund's Board of Trustees has
      established procedures to value the Fund's
      securities, in general, based on market value. The
      Board has adopted special procedures for valuing
      illiquid and restricted securities and obligations
      for which market values cannot be readily obtained.
      Because some foreign securities trade in markets and
      on exchanges that operate on weekends and U.S.
      holidays, the values of some of the Fund's foreign
      investments may change on days when investors cannot
      buy or redeem Fund shares.

      If, after the close of the principal market on which
      a security held by the Fund is traded, and before the
      time the Fund's securities are priced that day, an
      event occurs that the Manager deems likely to cause a
      material change in the value of such security, the
      Fund's Board of Trustees has authorized the Manager,
      subject to the Board's review, to ascertain a fair
      value for such security.  A security's valuation may
      differ depending on the method used for determining
      value.

The Offering Price. To receive the offering price for a
      particular day, in most cases the Distributor or its
      designated agent must receive your order by the time
      the Exchange closes that day. If your order is
      received on a day when the Exchange is closed or
      after it has closed, the order will receive the next
      offering price that is determined after your order is
      received.
Buying Through a Dealer. If you buy shares through a
      dealer, your dealer must receive the order by the
      close of the Exchange and transmit it to the
      Distributor so that it is received before the
      Distributor's close of business on a regular business
      day (normally 5:00 P.M.) to receive that day's
      offering price, unless your dealer has made
      alternative arrangements with the Distributor.
      Otherwise, the order will receive the next offering
      price that is determined.

------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers
investors five different classes of shares. The different
classes of shares represent investments in the same
portfolio of securities, but the classes are subject to
different expenses and will likely have different share
prices. When you buy shares, be sure to specify the class
of shares. If you do not choose a class, your investment
will be made in Class A shares.
------------------------------------------------------------

------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

Class A Shares. If you buy Class A shares, you pay an
      initial sales charge (on investments up to $1 million
      for regular accounts or lesser amounts for certain
      retirement plans). The amount of that sales charge
      will vary depending on the amount you invest. The
      sales charge rates are listed in "How Can You Buy
      Class A Shares?" below.
------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 6 years of buying them, you will
      normally pay a contingent deferred sales charge. That
      contingent deferred sales charge varies depending on
      how long you own your shares, as described in "How
      Can You Buy Class B Shares?" below.
------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 12 months of buying them, you will
      normally pay a contingent deferred sales charge of
      1.0%, as described in "How Can You Buy Class C
      Shares?" below.
------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only
      through certain retirement plans), you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 18 months of the retirement plan's
      first purchase of Class N shares, you may pay a
      contingent deferred sales charge of 1.0%, as
      described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain
      institutional investors that have a special agreement
      with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide
that the Fund is an appropriate investment for you, the
decision as to which class of shares is best suited to your
needs depends on a number of factors that you should
discuss with your financial advisor. Some factors to
consider are how much you plan to invest and how long you
plan to hold your investment. If your goals and objectives
change over time and you plan to purchase additional
shares, you should re-evaluate those factors to see if you
should consider another class of shares. The Fund's
operating costs that apply to a class of shares and the
effect of the different types of sales charges on your
investment will vary your investment results over time.

      The discussion below is not intended to be investment
advice or a recommendation, because each investor's
financial considerations are different. The discussion
below assumes that you will purchase only one class of
shares and not a combination of shares of different
classes. Of course, these examples are based on
approximations of the effects of current sales charges and
expenses projected over time, and do not detail all of the
considerations in selecting a class of shares. You should
analyze your options carefully with your financial advisor
before making that choice.

How Long Do You Expect to Hold Your Investment? While
      future financial needs cannot be predicted with
      certainty, knowing how long you expect to hold your
      investment will assist you in selecting the
      appropriate class of shares. Because of the effect of
      class-based expenses, your choice will also depend on
      how much you plan to invest. For example, the reduced
      sales charges available for larger purchases of Class
      A shares may, over time, offset the effect of paying
      an initial sales charge on your investment, compared
      to the effect over time of higher class-based
      expenses on shares of Class B, Class C or Class N.
      For retirement plans that qualify to purchase Class N
      shares, Class N shares will generally be more
      advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is
      meant to be a long-term investment, if you have a
      relatively short-term investment horizon (that is,
      you plan to hold your shares for not more than six
      years), you should most likely invest in Class A or
      Class C shares rather than Class B shares. That is
      because of the effect of the Class B contingent
      deferred sales charge if you redeem within six years,
      as well as the effect of the Class B asset-based
      sales charge on the investment return for that class
      in the short-term. Class C shares might be the
      appropriate choice (especially for investments of
      less than $100,000), because there is no initial
      sales charge on Class C shares, and the contingent
      deferred sales charge does not apply to amounts you
      sell after holding them one year.
      However, if you plan to invest more than $100,000 for
      the shorter term, then as your investment horizon
      increases toward six years, Class C shares might not
      be as advantageous as Class A shares. That is because
      the annual asset-based sales charge on Class C shares
      will have a greater impact on your account over the
      longer term than the reduced front-end sales charge
      available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1
      million or more, in most cases Class A shares will be
      the most advantageous choice, no matter how long you
      intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders
      of $500,000 or more of Class B shares or $1 million
      or more of Class C shares from a single investor.

o     Investing  for the Longer Term.  If you are  investing
      less than  $100,000 for the  longer-term,  for example
      for  retirement,  and do not expect to need  access to
      your  money  for seven  years or more,  Class B shares
      may be appropriate.

Are There  Differences  in Account  Features  That Matter to
      You?  Some  account  features  may not be available to
      Class  B,  Class  C and  Class N  shareholders.  Other
      features may not be  advisable  (because of the effect
      of the contingent  deferred sales charge) for Class B,
      Class  C and  Class  N  shareholders.  Therefore,  you
      should  carefully  review  how you  plan  to use  your
      investment  account  before  deciding  which  class of
      shares to buy.

      Additionally, the dividends payable to Class B, Class
      C and Class N shareholders will be reduced by the
      additional expenses borne by those classes that are
      not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge
      described below and in the Statement of Additional
      Information. Share certificates are only available
      for Class A shares. If you are considering using your
      shares as collateral for a loan, that may be a factor
      to consider.

How Do Share Classes Affect Payments to Your Broker? A
      financial advisor may receive different compensation
      for selling one class of shares than for selling
      another class. It is important to remember that Class
      B, Class C and Class N contingent deferred sales
      charges and asset-based sales charges have the same
      purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for
      concessions and expenses it pays to dealers and
      financial institutions for selling shares. The
      Distributor may pay additional compensation from its
      own resources to securities dealers or financial
      institutions based upon the value of shares of the
      Fund owned by the dealer or financial institution for
      its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B
to the Statement of Additional Information details the
conditions for the waiver of sales charges that apply in
certain cases, and the special sales charge rates that
apply to purchases of shares of the Fund by certain groups,
or under specified retirement plan arrangements or in other
special types of transactions. To receive a waiver or
special sales charge rate, you must advise the Distributor
when purchasing shares or the Transfer Agent when redeeming
shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at
their offering price, which is normally net asset value
plus an initial sales charge. However, in some cases,
described below, purchases are not subject to an initial
sales charge, and the offering price will be the net asset
value. In other cases, reduced sales charges may be
available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your
account.

      The sales charge varies depending on the amount of
your purchase. A portion of the sales charge may be
retained by the Distributor or allocated to your dealer as
a concession. The Distributor reserves the right to reallow
the entire concession to dealers. The current sales charge
rates and concessions paid to dealers and brokers are as
follows:

 ------------------------------------------------------------------------------

                                           Front-End Sales
                          Front-End Sales  Charge As a
                          Charge As a      Percentage of     Concession As
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Less than $25,000             5.75%             6.10%             4.75%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million

 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible
      to buy Class A shares at reduced sales charge rates
      under the Fund's "Right of Accumulation" or a Letter
      of Intent, as described in "Reduced Sales Charges" in
      the Statement of Additional Information.

   Class A Contingent Deferred Sales Charge. There is no
         initial sales charge on purchases of Class A
         shares of any one or more of the Oppenheimer funds
         aggregating $1 million or more, on purchases of

                                  -----------------------------------------------

                         of any one or morContingent Deferred Sales Charge on
       Oppenheimer funds by certain
       retirement plans that satisfied    Redemptions in That Year (As % of
       certain requirements prior to      Amount Subject to Charge)
       March 1, 2001 ("grandfathered
       retirement accounts"). However,
       those Class A shares may be
       subject to a Class A contingent
       deferred sales charge, as
       described below.  Qualified
       retirement plans (other than
       grandfathered retirement
       accounts, single 401(k) plans,
       SEP IRAs and SIMPLE IRAs) are n
       permitted to purchase Class A  ot
       shares without an initial sales
       charge but are subject to a Cla
       A contingent deferred sales    ss
       charge, as described below. The
       Distributor pays dealers of
       record concessions in an amount
       equal to 1.0% of purchases of $
       million or more other than by  1
       grandfathered retirement
       accounts. For grandfathered
       retirement accounts, the
       concession is 0.75% of the firs
       $2.5 million of purchases plus t
       0.25% of purchases in excess of
       $2.5 million. In either case, t
       concession will not be paid on he
       purchases of shares by exchange
       or that were previously subject
       to a front-end sales charge and
       dealer concession.
       If you redeem any of those shar
       within an 18-month "holding    es
       period" measured from the
       beginning of the calendar month
       of their purchase, a contingent
       deferred sales charge (called t
       "Class A contingent deferred   he
       sales charge") may be deducted
       from the redemption proceeds.
       That sales charge will be equal
       to 1.0% of the lesser of:

 o     the aggregate net asset value o
       the redeemed shares at the timef
       of redemption (excluding shares
       purchased by reinvestment of
       dividends or capital gain
       distributions) or
 o     the original net asset value of
       the redeemed shares.

       The Class A contingent deferred
       sales charge will not exceed th
       aggregate amount of the        e
       concessions the Distributor pai
       to your dealer on all purchasesd
       of Class A shares of all
       Oppenheimer funds you made that
       were subject to the Class A
       contingent deferred sales charg
                                      e.
 Purchases by Certain Retirement Plans
       There is no initial sales charg.
       on purchases of Class A shares e
       any one or more Oppenheimer funof
       by retirement plans that have $ds
       million or more in plan assets 10
       and that have entered into a
       special agreement with the
       Distributor and by retirement
       plans which are part of a
       retirement plan product or
       platform offered by certain
       banks, broker-dealers, financia
       advisors, insurance companies ol
       recordkeepers which have enterer
       into a special agreement with td
       Distributor. The Distributor   he
       currently pays dealers of recor
       concessions in an amount equal d
       0.25% of the purchase price of to
       Class A shares by those
       retirement plans from its own
       resources at the time of sale,
       subject to certain exceptions a
       described in the Statement of  s
       Additional Information. There i
       no contingent deferred sales   s
       charge upon the redemption of
       such shares.

 HOW CAN YOU BUY CLASS B SHARES? Class
 shares are sold at net asset value pe B
 share without an initial sales charger
 However, if Class B shares are redeem.
 within six years from the beginning oed
 the calendar month of their purchase,f
 contingent deferred sales charge will a
 be deducted from the redemption
 proceeds. The Class B contingent
 deferred sales charge is paid to
 compensate the Distributor for its
 expenses of providing
 distribution-related services to the
 Fund in connection with the sale of
 Class B shares.

       The amount of the contingent
 deferred sales charge will depend on
 the number of years since you investe
 and the dollar amount being redeemed,d
 according to the following schedule f
 the Class B contingent deferred salesor
 charge holding period:

 Years Since Beginning of Month in Whi
 Purchase Order was Accepted          ch

 --------------------------------------------------------------------------------
-------------------------------------------------------------------------------

0 - 1                                5.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

1 - 2                                4.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2 - 3                                3.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

3 - 4                                3.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

4 - 5                                2.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

5 - 6                                1.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

More than 6                          None

-------------------------------------------------------------------------------

In the table,  a "year" is a 12-month  period.  In  applying the  contingent  deferred  sales  charge,  all purchases are considered to have been made on the first  regular  business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares
      automatically convert to Class A shares 72 months
      after you purchase them. This conversion feature
      relieves Class B shareholders of the asset-based
      sales charge that applies to Class B shares under the
      Class B Distribution and Service Plan, described
      below. The conversion is based on the relative net
      asset value of the two classes, and no sales load or
      other charge is imposed. When any Class B shares that
      you hold convert, any other Class B shares that were
      acquired by reinvesting dividends and distributions
      on the converted shares will also convert to Class A
      shares. For further information on the conversion
      feature and its tax implications, see "Class B
      Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at
net asset value per share without an initial sales charge.
However, if Class C shares are redeemed within a holding
period of 12 months from the beginning of the calendar
month of their purchase, a contingent deferred sales charge
of 1.0% will be deducted from the redemption proceeds. The
Class C contingent deferred sales charge is paid to
compensate the Distributor for its expenses of providing
distribution-related services to the Fund in connection
with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered
for sale to retirement plans (including IRAs and 403(b)
plans) that purchase $500,000 or more of Class N shares of
one or more Oppenheimer funds or to group retirement plans
(which do not include IRAs and 403(b) plans) that have
assets of $500,000 or more or 100 or more eligible
participants. See "Availability of Class N shares" in the
Statement of Additional Information for other circumstances
where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an
initial sales charge. A contingent deferred sales charge of
1.0% will be imposed upon the redemption of Class N shares,
if:
o     The group retirement plan is terminated or Class N
      shares of all Oppenheimer funds are terminated as an
      investment option of the plan and Class N shares are
      redeemed within 18 months after the plan's first
      purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares
      are redeemed within 18 months of the plan's first
      purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose
charges on plan participant accounts. The procedures for
buying, selling, exchanging and transferring the Fund's
other classes of shares (other than the time those orders
must be received by the Distributor or Transfer Agent in
Colorado) and the special account features applicable to
purchasers of those other classes of shares described
elsewhere in this Prospectus do not apply to Class N shares
offered through a group retirement plan. Instructions for
buying, selling, exchanging or transferring Class N shares
offered through a group retirement plan must be submitted
by the plan, not by plan participants for whose benefit the
shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net
asset value per share without a sales charge directly to
institutional investors that have special agreements with
the Distributor for this purpose. They may include
insurance companies, registered investment companies and
employee benefit plans. Individual investors cannot buy
Class Y shares directly.

      An institutional investor that buys Class Y shares
for its customers' accounts may impose charges on those
accounts. The procedures for buying, selling, exchanging
and transferring the Fund's other classes of shares (other
than the time those orders must be received by the
Distributor or Transfer Agent at their Colorado office) and
the special account features available to investors buying
those other classes of shares do not apply to Class Y
shares. Instructions for buying, selling, exchanging or
transferring Class Y shares must be submitted by the
institutional investor, not by its customers for whose
benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a
      Service Plan for Class A shares. It reimburses the
      Distributor for a portion of its costs incurred for
      services provided to accounts that hold Class A
      shares. Reimbursement is made quarterly at an annual
      rate of up to 0.25% of the average annual net assets
      of Class A shares of the Fund. The Distributor
      currently uses all of those fees to pay dealers,
      brokers, banks and other financial institutions
      quarterly for providing personal service and
      maintenance of accounts of their customers that hold
      Class A shares. With respect to Class A shares
      subject to a Class A contingent deferred sales charge
      purchased by grandfathered retirement accounts, the
      Distributor pays the 0.25% service fee to dealers in
      advance for the first year after the shares are sold
      by the dealer. The Distributor retains the first
      year's service fee paid by the Fund. After the shares
      have been held by grandfathered retirement accounts
      for a year, the Distributor pays the service fee to
      dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and
      Class N Shares. The Fund has adopted Distribution and
      Service Plans for Class B, Class C and Class N shares
      to pay the Distributor for its services and costs in
      distributing Class B, Class C and Class N shares and
      servicing accounts. Under the plans, the Fund pays
      the Distributor an annual asset-based sales charge of
      0.75% on Class B and Class C shares and 0.25% on
      Class N shares. The Distributor also receives a
      service fee of 0.25% per year under the Class B,
      Class C and Class N plans.

      The asset-based sales charge and service fees
      increase Class B and Class C expenses by 1.0% and
      increase Class N expenses by 0.50% of the net assets
      per year of the respective class. Because these fees
      are paid out of the Fund's assets on an on-going
      basis, over time these fees will increase the cost of
      your investment and may cost you more than other
      types of sales charges.

      The Distributor uses the service fees to compensate
      dealers for providing personal services for accounts
      that hold Class B, Class C or Class N shares. The
      Distributor normally pays the 0.25% service fees to
      dealers in advance for the first year after the
      shares are sold by the dealer. After the shares have
      been held for a year, the Distributor pays the
      service fees to dealers on a quarterly basis. The
      Distributor retains the service fees for accounts for
      which it renders the required personal services.

      The Distributor currently pays a sales concession of
      3.75% of the purchase price of Class B shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class B shares is therefore 4.00% of
      the purchase price. The Distributor normally retains
      the Class B asset-based sales charge. See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of
      0.75% of the purchase price of Class C shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class C shares is therefore 1.0% of
      the purchase price. The Distributor pays the
      asset-based sales charge as an ongoing concession to
      the dealer on Class C shares that have been
      outstanding for a year or more. The Distributor
      normally retains the asset-based sales charge on
      Class C shares during the first year after the
      purchase of Class C shares. See the Statement of
      Additional Information for exceptions.

      The Distributor currently pays a sales concession of
      0.75% of the purchase price of Class N shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class N shares is therefore 1.0% of
      the purchase price. The Distributor normally retains
      the asset-based sales charge on Class N shares. See
      the Statement of Additional Information for
      exceptions.

      Under certain circumstances, the Distributor will pay
      the full Class B, Class C or Class N asset-based
      sales charge and service fee to the dealer beginning
      in the first year after purchase of such shares in
      lieu of paying the dealer the sales concession and
      the advance of the first year's service fee at the
      time of purchase.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link
your Fund account with an account at a U.S. bank or other
financial institution. It must be an Automated Clearing
House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by
      telephone (through a service representative or by
      PhoneLink) or automatically under Asset Builder
      Plans, or
    o have the Transfer Agent send redemption proceeds or
      transmit dividends and distributions directly to your
      bank account. Please call the Transfer Agent for more
      information.

      You may purchase shares by telephone only after your
account has been established. To purchase shares in amounts
up to $250,000 through a telephone representative, call the
Distributor at 1.800.225.5677. The purchase payment will be
debited from your bank account.

      AccountLink privileges should be requested on your
Application or your dealer's settlement instructions if you
buy your shares through a dealer. After your account is
established, you can request AccountLink privileges by
sending signature-guaranteed instructions and proper
documentation to the Transfer Agent. AccountLink privileges
will apply to each shareholder listed in the registration
on your account as well as to your dealer representative of
record unless and until the Transfer Agent receives written
instructions terminating or changing those privileges.
After you establish AccountLink for your account, any
change of bank account information must be made by
signature-guaranteed instructions to the Transfer Agent
signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated
telephone system that enables shareholders to perform a
number of account transactions automatically using a
touch-tone phone. PhoneLink may be used on
already-established Fund accounts after you obtain a
Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to
      $100,000 by phone, by calling 1.800.225.5677. You
      must have established AccountLink privileges to link
      your bank account with the Fund to pay for these
      purchases.
Exchanging Shares. With the OppenheimerFunds Exchange
      Privilege, described below, you can exchange shares
      automatically by phone from your Fund account to
      another OppenheimerFunds account you have already
      established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone
      automatically by calling the PhoneLink number and the
      Fund will send the proceeds directly to your
      AccountLink bank account. Please refer to "How to
      Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send
requests for certain types of account transactions to the
Transfer Agent by fax (telecopier). Please call
1.800.225.5677 for information about which transactions may
be handled this way. Transaction requests submitted by fax
are subject to the same rules and restrictions as written
and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain
information about the Fund, as well as your account
balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed
in the account registration (and the dealer of record) may
request certain account transactions through a special
section of that website. To perform account transactions or
obtain account information online, you must first obtain a
user I.D. and password on that website. If you do not want
to have Internet account transaction capability for your
account, please call the Transfer Agent at 1.800.225.5677.
At times, the website may be inaccessible or its
transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has
several plans that enable you to sell shares automatically
or exchange them to another OppenheimerFunds account on a
regular basis. Please call the Transfer Agent or consult
the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your
Class A or Class B shares of the Fund, you have up to six
months to reinvest all or part of the redemption proceeds
in Class A shares of the Fund or other Oppenheimer funds
without paying a sales charge. This privilege applies only
to Class A shares that you purchased subject to an initial
sales charge and to Class A or Class B shares on which you
paid a contingent deferred sales charge when you redeemed
them. This privilege does not apply to Class C, Class N or
Class Y shares. You must be sure to ask the Distributor for
this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your
retirement plan account. If you participate in a plan
sponsored by your employer, the plan trustee or
administrator must buy the shares for your plan account.
The Distributor also offers a number of different
retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include
      regular IRAs, Roth IRAs, SIMPLE IRAs and rollover
      IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs
      for small business owners or self-employed
      individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for
      employees of eligible tax-exempt organizations, such
      as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for
      businesses.
Pension and Profit-Sharing Plans. These plans are designed
      for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds
retirement plan documents, which include applications and
important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any
regular business day. Your shares will be sold at the next
net asset value calculated after your order is received in
proper form (which means that it must comply with the
procedures described below) and is accepted by the Transfer
Agent. The Fund lets you sell your shares by writing a
letter or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.
Redemption requests received after 4:00 p.m. (or such
earlier time as may be required by your financial
intermediary) will be priced at the net asset value at the
close of business on the next business day. If you have
questions about any of these procedures, and especially if
you are redeeming shares in a special situation, such as
due to the death of the owner or from a retirement plan
account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect
      you and the Fund from fraud, the following redemption
      requests must be in writing and must include a
      signature guarantee (although there may be other
      situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a
      check
   o  The redemption check is not payable to all
      shareholders listed on the account statement
   o  The redemption check is not sent to the address of
      record on your account statement
   o  Shares are being transferred to a Fund account with a
      different owner or name
   o  Shares are being redeemed by someone (such as an
      Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer
      Agent will accept a guarantee of your signature by a
      number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings
      association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,
      municipal securities or government securities, or
o     a U.S. national securities exchange, a registered
      securities association or a clearing agency.
      If you are signing on behalf of a corporation,
      partnership or other business or as a fiduciary, you
      must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to
      sell shares in an OppenheimerFunds retirement plan
      account. Call the Transfer Agent for a distribution
      request form. Special income tax withholding
      requirements apply to distributions from retirement
      plans. You must submit a withholding form with your
      redemption request to avoid delay in getting your
      money and if you do not want tax withheld. If your
      employer holds your retirement plan account for you
      in the name of the plan, you must ask the plan
      trustee or administrator to request the sale of the
      Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of
instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as
      the account is registered, and
   o  Any special documents requested by the Transfer Agent
      to assure proper authorization of the person asking
      to sell the shares.
Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer
representative of record may also sell your shares by
telephone. To receive the redemption price calculated on a
particular regular business day, your call must be received
by the Transfer Agent by the close of the Exchange that
day, which is normally 4:00 P.M., but may be earlier on
some days. You may not redeem shares held in an
OppenheimerFunds-sponsored qualified retirement plan
account or under a share certificate by telephone.
   o  To redeem shares through a service representative or
      automatically on PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent
to the address on the account statement, or, if you have
linked your Fund account to your bank account on
AccountLink, you may have the proceeds sent to that bank
account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be
      redeemed by telephone in any seven-day period. The
      check must be payable to all owners of record of the
      shares and must be sent to the address on the account
      statement. This service is not available within 30
      days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no
      dollar limits on telephone redemption proceeds sent
      to a bank account designated when you establish
      AccountLink. Normally the ACH transfer to your bank
      is initiated on the business day after the
      redemption. You do not receive dividends on the
      proceeds of the shares you redeemed while they are
      waiting to be transferred.

CAN YOU SELL SHARES  THROUGH  your DEALER?  The  Distributor
has  made   arrangements  to  repurchase  Fund  shares  from
dealers  and brokers on behalf of their  customers.  Brokers or dealers may charge for that  service.  If your shares are held in the  name of  your  dealer,  you  must  redeem  them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.
If you purchase shares subject to a Class A, Class B, Class
C or Class N contingent deferred sales charge and redeem
any of those shares during the applicable holding period
for the class of shares, the contingent deferred sales
charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge
based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the
Transfer Agent of your eligibility for the waiver when you
place your redemption request.)

      A  contingent  deferred  sales charge will be based on
the lesser of the net asset value of the redeemed  shares at the time of  redemption  or the original net asset value.  A contingent deferred sales charge is not imposed on:
o     the amount of your  account  value  represented  by an
      increase in net asset value over the initial  purchase
      price,
o     shares  purchased by the  reinvestment of dividends or
      capital gains distributions, or
o     shares   redeemed   in   the   special   circumstances
      described   in   Appendix  B  to  the   Statement   of
      Additional Information.
      To determine whether a contingent deferred sales
charge applies to a redemption, the Fund redeems shares in
the following order:
   1. shares acquired by reinvestment of dividends and
      capital gains distributions,
   2. shares held for the holding period that applies to
      the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged
when you exchange shares of the Fund for shares of other
Oppenheimer funds. However, if you exchange them within the
applicable contingent deferred sales charge holding period,
the holding period will carry over to the fund whose shares
you acquire. Similarly, if you acquire shares of this Fund
by exchanging shares of another Oppenheimer fund that are
still subject to a contingent deferred sales charge holding
period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time
of exchange, without sales charge. Shares of the Fund can
be purchased by exchange of shares of other Oppenheimer
funds on the same basis. To exchange shares, you must meet
several conditions:
   o  Shares of the fund selected for exchange must be
      available for sale in your state of residence.
   o  The prospectuses of both funds must offer the
      exchange privilege.
   o  You must hold the shares you buy when you establish
      your account for at least seven days before you can
      exchange them. After the account is open seven days,
      you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for
      the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and
      read its prospectus.
      Shares of a particular class of the Fund may be
exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A
shares of this Fund only for Class A shares of another
fund. In some cases, sales charges may be imposed on
exchange transactions. For tax purposes, exchanges of
shares involve a sale of the shares of the fund you own and
a purchase of the shares of the other fund, which may
result in a capital gain or loss. Please refer to "How to
Exchange Shares" in the Statement of Additional Information
for more details.

      You can find a list of Oppenheimer funds currently
available for exchanges in the Statement of Additional
Information or obtain one by calling a service
representative at 1.800.225.5677. That list can change from
time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be
requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds
      Exchange Request form, signed by all owners of the
      account. Send it to the Transfer Agent at the address
      on the back cover. Exchanges of shares held under
      certificates cannot be processed unless the Transfer
      Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange requests
      may   be   made    either   by   calling   a   service
      representative  or by using  PhoneLink  for  automated
      exchanges   by   calling   1.800.225.5677.   Telephone
      exchanges  may be made only between  accounts that are
      registered  with the same name(s) and address.  Shares
      held  under  certificates  may  not  be  exchanged  by
      telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain
exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from
      the other fund in the exchange transaction on the
      same regular business day on which the Transfer Agent
      receives an exchange request that conforms to the
      policies described above. It must be received by the
      close of the Exchange that day, which is normally
      4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's long-term shareholders
      and its ability to manage its investments may be
      adversely affected when its shares are repeatedly
      bought and sold in response to short-term market
      fluctuations--also known as "market timing." When
      large dollar amounts are involved, the Fund may have
      difficulty implementing long-term investment
      strategies, because it cannot predict how much cash
      it will have to invest. Market timing also may force
      the Fund to sell portfolio securities at
      disadvantageous times to raise the cash needed to buy
      a market timer's Fund shares. These factors may hurt
      the Fund's performance and its shareholders. When the
      Manager believes frequent trading would have a
      disruptive effect on the Fund's ability to manage its
      investments, the Manager and the Fund may reject
      purchase orders and exchanges into the Fund by any
      person, group or account that the Manager believes to
      be a market timer. All accounts under common
      ownership or control within the Oppenheimer funds
      complex may be counted together for purposes of
      determining market timing with respect to any
      exchange involving this Fund.
   o  The Fund may amend, suspend or terminate the exchange
      privilege at any time. The Fund may refuse any
      exchange order and is currently not obligated to
      provide notice before rejecting an exchange order.
   o  If the Transfer Agent cannot exchange all the shares
      you request because of a restriction cited above,
      only the shares eligible for exchange will be
      exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures
for buying, selling and exchanging shares is contained in
the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less
      than $500. The fee is automatically deducted from
      accounts annually on or about the second to last
      business day of September. See the Statement of
      Additional Information, or existing shareholders may
      visit the OppenheimerFunds website, to learn how you
      can avoid this fee and for circumstances when this
      fee will not be assessed.
The offering of shares may be suspended during any period
      in which the determination of net asset value is
      suspended, and the offering may be suspended by the
      Board of Trustees at any time the Board believes it
      is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions
      or exchanges may be modified, suspended or terminated
      by the Fund at any time. The Fund will provide you
      notice whenever it is required to do so by applicable
      law. If an account has more than one owner, the Fund
      and the Transfer Agent may rely on the instructions
      of any one owner. Telephone privileges apply to each
      owner of the account and the dealer representative of
      record for the account unless the Transfer Agent
      receives cancellation instructions from an owner of
      the account.
The Transfer Agent will record any telephone calls to
      verify data concerning transactions and has adopted
      other procedures to confirm that telephone
      instructions are genuine, by requiring callers to
      provide tax identification numbers and other account
      data or by using PINs, and by confirming such
      transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses
      arising out of telephone instructions reasonably
      believed to be genuine.
Redemption or transfer requests will not be honored until
      the Transfer Agent receives all required documents in
      proper form. From time to time, the Transfer Agent in
      its discretion may waive certain of the requirements
      for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients
      by participating in NETWORKING through the National
      Securities Clearing Corporation are responsible for
      obtaining their clients' permission to perform those
      transactions, and are responsible to their clients
      who are shareholders of the Fund if the dealer
      performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day
      because the value of the securities in the Fund's
      portfolio fluctuates. The redemption price, which is
      the net asset value per share, will normally differ
      for each class of shares. The redemption value of
      your shares may be more or less than their original
      cost.
Payment for redeemed shares ordinarily is made in cash. It
      is forwarded by check, or through AccountLink within
      seven days after the Transfer Agent receives
      redemption instructions in proper form. However,
      under unusual circumstances determined by the
      Securities and Exchange Commission, payment may be
      delayed or suspended. For accounts registered in the
      name of a broker-dealer, payment will normally be
      forwarded within three business days after
      redemption.
The Transfer Agent may delay processing any type of
      redemption payment as described under "How to Sell
      Shares" for recently purchased shares, but only until
      the purchase payment has cleared. That delay may be
      as much as 10 days from the date the shares were
      purchased. That delay may be avoided if you purchase
      shares by Federal Funds wire or certified check, or
      arrange with your bank to provide telephone or
      written assurance to the Transfer Agent that your
      purchase payment has cleared.
Involuntary redemptions of small accounts may be made by
      the Fund if the account value has fallen below $500
      for reasons other than the fact that the market value
      of shares has dropped. In some cases, involuntary
      redemptions may be made to repay the Distributor for
      losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual
      circumstances (such as a lack of liquidity in the
      Fund's portfolio to meet redemptions). This means
      that the redemption proceeds will be paid with liquid
      securities from the Fund's portfolio. If the Fund
      redeems your shares in-kind, you may bear transaction
      costs and will bear market risks until such time as
      such securities are converted into cash.
Federal regulations may require the Fund to obtain your
      name, your date of birth (for a natural person), your
      residential street address or principal place of
      business and your Social Security number, Employer
      Identification Number or other government issued
      identification when you open an account. Additional
      information may be required in certain circumstances
      or to open corporate accounts.  The Fund or the
      Transfer Agent may use this information to attempt to
      verify your identity.  The Fund may not be able to
      establish an account if the necessary information is
      not received.  The Fund may also place limits on
      account transactions while it is in the process of
      attempting to verify your identity.  Additionally, if
      the Fund is unable to verify your identity after your
      account is established, the Fund may be required to
      redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied
      against taxable dividends, distributions and
      redemption proceeds (including exchanges) if you fail
      to furnish the Fund your correct, certified Social
      Security or Employer Identification Number when you
      sign your application, or if you under-report your
      income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to
      households, the Fund will mail only one copy of each
      prospectus, annual and semi-annual report and annual
      notice of the Fund's privacy policy to shareholders
      having the same last name and address on the Fund's
      records. The consolidation of these mailings, called
      householding, benefits the Fund through reduced
      mailing expense.

      If you want to receive multiple copies of these
      materials, you may call the Transfer Agent at
      1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses,
      reports and privacy notices will be sent to you
      commencing within 30 days after the Transfer Agent
      receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income on an annual basis and to pay them to  shareholders in December on a date  selected  by the Board of  Trustees.  Dividends  and distributions  paid to  Class  A and  Class  Y  shares  will generally be higher than  dividends for Class B, Class C and
Class N shares,  which  normally  have higher  expenses than
Class A and  Class Y. The  Fund has no fixed  dividend  rate and  cannot  guarantee  that it will  pay any  dividends  or distributions.

Capital Gains. The Fund may realize capital gains on the
sale of portfolio securities. If it does, it may make
distributions out of any net short-term or long-term
capital gains in December of each year. The Fund may make
supplemental distributions of dividends and capital gains
following the end of its fiscal year. There can be no
assurance that the Fund will pay any capital gains
distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When
you open your account, specify on your application how you
want to receive your dividends and distributions. You have
four options:
Reinvest All Distributions in the Fund. You can elect to
      reinvest all dividends and capital gains
      distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to
      reinvest some distributions (dividends, short-term
      capital gains or long-term capital gains
      distributions) in the Fund while receiving the other
      types of distributions by check or having them sent
      to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive
      a check for all dividends and capital gains
      distributions or have them sent to your bank through
      AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds
      Account. You can reinvest all distributions in the
      same class of shares of another OppenheimerFunds
      account you have established.

TAXES. If your shares are not held in a tax-deferred
retirement account, you should be aware of the following
tax implications of investing in the Fund. Distributions
are subject to federal income tax and may be subject to
state or local taxes. Dividends paid from short-term
capital gains and net investment income are taxable as
ordinary income. Long-term capital gains are taxable as
long-term capital gains when distributed to shareholders.
It does not matter how long you have held your shares.
Whether you reinvest your distributions in additional
shares or take them in cash, the tax treatment is the same.

Every year the Fund will send you and the IRS a statement
showing the amount of any taxable distribution you received
in the previous year. Any long-term capital gains will be
separately identified in the tax information the Fund sends
you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just
      before the ex-dividend date, or just before the Fund
      declares a capital gains distribution, you will pay
      the full price for the shares and then receive a
      portion of the price back as a taxable dividend or
      capital gain.
Remember, There May be Taxes on Transactions. Because the
      Fund's share prices fluctuate, you may have a capital
      gain or loss when you sell or exchange your shares. A
      capital gain or loss is the difference between the
      price you paid for the shares and the price you
      received when you sold them. Any capital gain is
      subject to capital gains tax.
Returns of Capital Can Occur. In certain cases,
      distributions made by the Fund may be considered a
      non-taxable return of capital to shareholders. If
      that occurs, it will be identified in notices to
      shareholders.

      This  information is only a summary of certain federal
income tax  information  about your  investment.  You should consult  with  your  tax  advisor  about  the  effect  of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you
understand the Fund's financial performance for the past
five fiscal years. Certain information reflects financial
results for a single Fund share. The total returns in the
table represent the rate that an investor would have earned
(or lost) on an investment in the Fund (assuming
reinvestment of all dividends and distributions). This
information has been audited by KPMG LLP, the Fund's
independent auditors, whose report, along with the Fund's
financial statements, is included in the Statement of
Additional Information, which is available on request.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 Class A           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.91       $14.92     $ 39.08       $26.37       $14.72
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.06)        (.09)       (.18)        (.15)        (.11)
 Net realized and unrealized gain (loss)                       2.65        (5.92)     (21.40)       14.52        12.08
                                                             ------------------------------------------------------------
 Total from investment operations                              2.59        (6.01)     (21.58)       14.37        11.97
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)        (.32)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $11.50        $8.91     $ 14.92       $39.08       $26.37
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           29.07%      (40.28)%    (57.56)%      54.89%       82.34%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $120,101     $103,105    $233,045     $624,971     $335,682
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $100,922     $166,632    $357,113     $563,739     $182,121
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                          (0.93)%      (1.09)%     (0.81)%      (0.37)%      (0.47)%
 Total expenses                                                1.83%        1.95%       1.33%        1.24%        1.48%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.29%        1.60%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

17 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class B           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.40       $14.17     $ 37.57       $25.58       $14.38
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.20)        (.41)       (.30)        (.39)        (.11)
 Net realized and unrealized gain (loss)                       2.56        (5.36)     (20.52)       14.04        11.63
                                                             ------------------------------------------------------------
 Total from investment operations                              2.36        (5.77)     (20.82)       13.65        11.52
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)        (.32)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.76        $8.40     $ 14.17       $37.57       $25.58
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           28.10%      (40.72)%    (57.87)%      53.73%       81.14%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $62,170      $52,633    $125,772     $310,972     $189,699
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $52,441      $86,628    $181,217     $294,487     $107,124
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                          (1.69)%      (1.85)%     (1.58)%      (1.13)%     (1.22)%
 Total expenses                                                2.79%        2.71%       2.10%        2.00%        2.23%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.05%        2.36%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

18 OPPENHEIMER ENTERPRISE FUND

 Class C           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.41       $14.19     $ 37.61       $25.59       $14.38
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.17)        (.37)       (.32)        (.39)        (.10)
 Net realized and unrealized gain (loss)                       2.53        (5.41)     (20.52)       14.07        11.63
                                                             ------------------------------------------------------------
 Total from investment operations                              2.36        (5.78)     (20.84)       13.68        11.53
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)        (.32)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.77       $ 8.41     $ 14.19       $37.61       $25.59
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           28.06%      (40.73)%    (57.86)%      53.83%       81.22%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $14,594      $11,578     $25,468      $64,522      $39,083
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $12,521      $18,550     $37,410      $60,868      $21,790
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                         (1.70)%      (1.85)%     (1.57)%       (1.13)%      (1.22)%
 Total expenses                                                2.80%        2.71%       2.10%        2.00%        2.22%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.06%        2.36%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

19 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class N           Year Ended August 31                        2003         2002        2001 1
-----------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.87       $14.90      $17.74
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.13)        (.28)       (.01)
 Net realized and unrealized gain (loss)                       2.67        (5.75)      (2.83)
                                                             ----------------------------------
 Total from investment operations                              2.54        (6.03)      (2.84)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --          --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                              $11.41       $ 8.87      $14.90
                                                             ==================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           28.64%      (40.47)%    (16.01)%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                      $685         $456         $83
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $537         $249         $12
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (1.24)%      (1.44)%     (0.94)%
 Total expenses                                                2.09%        2.25%       1.75%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                           1.60%        1.90%        N/A 4
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

20 OPPENHEIMER ENTERPRISE FUND

 Class Y           Year Ended August 31,                       2003         2002        2001         2000       1999 1
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 9.02       $15.05     $ 39.32       $26.41       $23.51
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.10)        (.10)       (.09)        (.04)          -- 2
 Net realized and unrealized gain (loss)                       2.75        (5.93)     (21.60)       14.61         2.90
                                                             ------------------------------------------------------------
 Total from investment operations                              2.65        (6.03)     (21.69)       14.57         2.90
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)          --
                                                             ------------------------------------------------------------
 Net asset value, end of period                              $11.67       $ 9.02     $ 15.05       $39.32       $26.41
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                           29.38%      (40.07)%    (57.48)%      55.58%       12.34%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $22,461      $16,020     $25,450      $91,656      $31,306
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $16,675      $19,590     $49,978      $80,415      $11,731
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                 (0.67)%      (0.70)%     (0.67)%       0.04%        0.09%
 Total expenses                                                1.72%        2.16%       1.36% 5      0.91%        0.96%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.03%        1.19%       1.20%         N/A 6        N/A 6
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. For the period from April 1, 1999 (inception of offering) to August 31, 1999.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
4. Annualized for periods of less than one full year.
5. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
6. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Enterprise Fund
The following additional information about the Fund is
available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes
additional information about the Fund's investment
policies, risks, and operations. It is incorporated by
reference into this Prospectus (which means it is legally
part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information
about the Fund's investments and performance is available
in the Fund's Annual and Semi-Annual Reports to
shareholders. The Annual Report includes a discussion of
market conditions and investment strategies that
significantly affected the Fund's performance during its
last fiscal year.

How to Get More Information
You can request the Statement of Additional Information,
the Annual and Semi-Annual Reports, the notice explaining
the Fund's privacy policy and other information about the
Fund or your account:

------------------------------------------------------------------------------

By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------

By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270

------------------------------------------------------------------------------
------------------------------------------------------------------------------

On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: WWW.OPPENHEIMERFUNDS.COM
                                       ------------------------

------------------------------------------------------------------------------

Information about the Fund including the Statement of
Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information
on the operation of the Public Reference Room may be
obtained by calling the SEC at 1.202.942.8090.  Reports and
other information about the Fund are available on the EDGAR
database on the SEC's Internet website at WWW.SEC.GOV.
                                          -----------
Copies may be obtained after payment of a duplicating fee
by electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about
the Fund or to make any representations about the Fund
other than what is contained in this Prospectus. This
Prospectus is not an offer to sell shares of the Fund, nor
a solicitation of an offer to buy shares of the Fund, to
any person in any state or other jurisdiction where it is
unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]
OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. 811-07265
PR0855.001.1003
Printed on recycled paper

                 Appendix to Prospectus of
                Oppenheimer Enterprise Fund

      Graphic material included in the Prospectus of
Oppenheimer Enterprise Fund under the heading "Annual Total
Returns (Class A)(as of 12/31 each year)":

      A bar chart will be included in the Prospectus of
Oppenheimer Enterprise Fund (the "Fund") depicting the
annual total returns of a hypothetical investment in Class
A shares of the Fund for each of the most recent calendar
years, without deducting sales charges or taxes. Set forth
below are the relevant data points that will appear in the
bar chart:

Calendar                Annual
Year                    Total
Ended                   Returns

12/31/96                26.77%
12/31/97                18.75%
12/31/98                34.81%
12/31/99                105.75%
12/31/00                -40.60%
12/31/01                -36.28%
12/31/02                -37.33%

SAI

Oppenheimer Enterprise Fund

6803 South Tucson Way, Centennial, CO 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated October 23, 2003

      This Statement of Additional Information is not a
Prospectus. This document contains additional information
about the Fund and supplements information in the
Prospectus dated October 23, 2003. It should be read
together with the Prospectus. You can obtain the Prospectus
by writing to the Fund's Transfer Agent, OppenheimerFunds
Services, at P.O. Box 5270, Denver, Colorado 80217, or by
calling the Transfer Agent at the toll-free number shown
above, or by downloading it from the OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional  Information About the Fund's Investment Policies
and Risks..............................................................
2
    The Fund's Investment Policies.....................................
2
    Other Investment Techniques and Strategies.........................
5
    Investment Restrictions............................................

19

How the Fund is Managed ...............................................

21

    Organization and History...........................................

21
    Board of Trustees and Oversight Committees.........................
22
    Trustees and Officers of the Fund..................................

23
    The Manager........................................................
31
Brokerage Policies of the Fund.........................................

34

Distribution and Service Plans.........................................

36

Performance of the Fund................................................

40

About Your Account
How To Buy Shares......................................................

45

How To Sell Shares.....................................................

55

How To Exchange Shares.................................................

60

Dividends, Capital Gains and Taxes.....................................

64

Additional Information About the Fund..................................

68

Financial Information About the Fund
Independent Auditors' Report...........................................
Financial Statements...................................................

Appendix A: Industry Classifications...................................
A-1
Appendix B: Special Sales Charge Arrangements and Waivers..............
B-1

ABOUT THE FUND

Additional  Information About the Fund's Investment Policies
and Risks

      The investment objective, the principal investment
policies and the main risks of the Fund are described in
the Prospectus. This Statement of Additional Information
contains supplemental information about those policies and
risks and the types of securities that the Fund's
investment Manager, OppenheimerFunds, Inc. (the "Manager"),
can select for the Fund. Additional information is also
provided about the strategies that the Fund may use to try
to achieve its objective.

The Fund's Investment Policies. The composition of the
Fund's portfolio and the techniques and strategies that the
Fund's Manager may use in selecting portfolio securities
will vary over time. The Fund is not required to use all of
the investment techniques and strategies described below at
all times in seeking its goal. It may use some of the
special investment techniques and strategies at some times
or not at all.

      |X| Investments in Equity Securities. The Fund may
invest in equity securities of companies in any market
capitalization range. Equity securities include common
stocks, preferred stocks, rights and warrants, and
securities convertible into common stock. The Fund's
investments will primarily include stocks of companies
having a market capitalization of up to $2.5 billion,
generally measured at the time of the Fund's investment.
However, the Fund is not required to sell securities it
holds of an issuer if the issuer's capitalization exceeds
$2.5 billion.

      The Fund can also hold a portion of its assets in
securities of issuers having a larger market
capitalization. At times, in the Manager's view, the market
may favor or disfavor securities of issuers of a particular
capitalization range. Therefore the Fund may focus its
equity investments in securities of one or more
capitalization ranges, based upon the Manager's judgment of
where the best market opportunities are to seek the Fund's
objective.

      Current income is not a criterion used to select
portfolio securities. However, certain debt securities may
be selected for the Fund's portfolio for defensive purposes
(including debt securities that the Manager believes may
offer some opportunities for capital appreciation when
stocks are disfavored). Other debt securities may be
selected because they are convertible into common stock, as
discussed below in "Convertible Securities."

            |_| Over-the-Counter Securities. Securities of
small capitalization issuers may traded on securities
exchanges or in the over-the-counter market. The
over-the-counter markets, both in the U.S. and abroad, may
have less liquidity than securities exchanges. That can
affect the price the Fund is able to obtain when it wants
to sell a security.

      Small-cap growth companies may offer greater
opportunities for capital appreciation than securities of
large, more established companies. However, these
securities also involve greater risks than securities of
larger companies. Securities of small capitalization
issuers may be subject to greater price volatility in
general than securities of large-cap and mid-cap companies.
Therefore, to the degree that the Fund has investments in
smaller capitalization companies at times of market
volatility, the Fund's share price may fluctuate more. As
noted below, the Fund limits its investments in unseasoned
small cap issuers.

            ? Convertible Securities. While some
convertible securities are a form of debt security, in many
cases their conversion feature (allowing conversion into
equity securities) causes them to be regarded by the
Manager more as "equity equivalents." As a result, the
credit rating assigned to the security has less impact on
the Manager's investment decision with respect to
convertible debt securities than in the case of
non-convertible fixed income securities. To determine
whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following
factors:

(1)   whether, at the option of the investor, the
         convertible security can be exchanged for a fixed
         number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has
         restated its earnings per share of common stock on
         a fully diluted basis (considering the effect of
         conversion of the convertible securities), and
(3)   the extent to which the convertible security may be a
         defensive "equity substitute," providing the
         ability to participate in any appreciation in the
         price of the issuer's common stock.

Convertible securities rank senior to common stock in a
corporation's capital structure and therefore are subject
to less risk than common stock in case of the issuer's
bankruptcy or liquidation.

      The value of a convertible security is a function of
its "investment value" and its "conversion value." If the
investment value exceeds the conversion value, the security
will behave more like a debt security, and the security's
price will likely increase when interest rates fall and
decrease when interest rates rise. If the conversion value
exceeds the investment value, the security will behave more
like an equity security: it will likely sell at a premium
over its conversion value, and its price will tend to
fluctuate directly with the price of the underlying
security.

      The Fund has no limitations on the ratings of the
convertible debt securities that it can buy. They can
include securities that are investment grade or below
investment grade. Securities that are below investment
grade (whether they are rated by a nationally-recognized
rating organization or are unrated securities that the
Manager deems to be below investment grade) have greater
risks of default than investment grade securities.
Additionally, debt securities are subject to interest rate
risk. Their values tend to fall when interest rates rise.
The Fund does not anticipate that it will invest a
substantial amount of its assets in these types of
securities.

            ? Rights and Warrants. The Fund can invest up
to 5% of its total assets in warrants or rights. That 5%
limit does not apply to warrants and rights the Fund has
acquired as part of units of securities or that are
attached to other securities that the Fund buys. Warrants
basically are options to purchase equity securities at
specific prices valid for a specific period of time. Their
prices do not necessarily move parallel to the prices of
the underlying securities. Rights are similar to warrants,
but normally have a short duration and are distributed
directly by the issuer to its shareholders. Rights and
warrants have no voting rights, receive no dividends and
have no rights with respect to the assets of the issuer.

            ? Preferred Stock. Preferred stock, unlike
common stock, has a stated dividend rate payable from the
corporation's earnings. Preferred stock dividends may be
cumulative or non-cumulative. "Cumulative" dividend
provisions require all or a portion of prior unpaid
dividends to be paid before dividends can be paid on the
issuer's common stock. Preferred stock may be
"participating" stock, which means that it may be entitled
to a dividend exceeding the stated dividend in certain
cases.

      If interest rates rise, the fixed dividend on
preferred stocks may be less attractive, causing the price
of preferred stocks to decline. Preferred stock may have
mandatory sinking fund provisions, as well as provisions
allowing calls or redemptions prior to maturity, which can
also have a negative impact on prices when interest rates
decline. Preferred stock generally has a preference over
common stock on the distribution of a corporation's assets
in the event of liquidation of the corporation. The rights
of preferred stock on distribution of a corporation's
assets in the event of a liquidation are generally
subordinate to the rights associated with a corporation's
debt securities.

      ? Foreign Securities. The Fund can purchase equity
securities issued or guaranteed by foreign companies.
"Foreign securities" include equity and debt securities of
companies organized under the laws of countries other than
the United States. They may be traded on foreign securities
exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by
American Depository Receipts or that are listed on a U.S.
securities exchange or traded in the U.S. over-the-counter
markets are not considered "foreign securities" for the
purpose of the Fund's investment allocations. That is
because they are not subject to many of the special
considerations and risks, discussed below, that apply to
foreign securities traded and held abroad.

      Because the Fund may purchase securities denominated
in foreign currencies, a change in the value of such
foreign currency against the U.S. dollar will result in a
change in the amount of income the Fund has available for
distribution.  Because a portion of the Fund's investment
income may be received in foreign currencies, the Fund will
be required to compute its income in U.S. dollars for
distribution to shareholders, and therefore the Fund will
absorb the cost of currency fluctuations.  After the Fund
has distributed income, subsequent foreign currency losses
may result in the Fund's having distributed more income in
a particular fiscal period than was available from
investment income, which could result in a return of
capital to shareholders.

      Investing in foreign securities offers potential
benefits not available from investing solely in securities
of domestic issuers. They include the opportunity to invest
in foreign issuers that appear to offer growth potential,
or in foreign countries with economic policies or business
cycles different from those of the U.S., or to reduce
fluctuations in portfolio value by taking advantage of
foreign stock markets that do not move in a manner parallel
to U.S. markets. The Fund will hold foreign currency only
in connection with the purchase or sale of foreign
securities.

            |_|? Risks of Foreign Investing. Investments in
foreign securities may offer special opportunities for
investing but also present special additional risks and
considerations not typically associated with investments in
domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to
         changes in currency rates or currency control
         regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial
         reporting standards in foreign countries
         comparable to those applicable to domestic
         issuers;
o     less volume on foreign exchanges than on U.S.
         exchanges;
o     greater volatility and less liquidity on foreign
         markets than in the U.S.;
o     less governmental regulation of foreign issuers,
         stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio
         transactions or loss of certificates for portfolio
         securities;
o     possibilities in some countries of expropriation,
         confiscatory taxation, political, financial or
         social instability or adverse diplomatic
         developments; and
o     unfavorable differences between the U.S. economy and
         foreign economies.

      In the past, U.S. Government policies have
discouraged certain investments abroad by U.S. investors,
through taxation or other restrictions, and it is possible
that such restrictions could be re-imposed.

            |_| Special Risks of Emerging Markets. Emerging
and developing markets abroad may also offer special
opportunities for growth investing but have greater risks
than more developed foreign markets, such as those in
Europe, Canada, Australia, New Zealand and Japan. There may
be even less liquidity in their securities markets, and
settlements of purchases and sales of securities may be
subject to additional delays. They are subject to greater
risks of limitations on the repatriation of income and
profits because of currency restrictions imposed by local
governments. Those countries may also be subject to the
risk of greater political and economic instability, which
can greatly affect the volatility of prices of securities
in those countries.

      ? Portfolio Turnover. "Portfolio turnover" describes
the rate at which the Fund traded its portfolio securities
during its last fiscal year. For example, if a fund sold
all of its securities during the year, its portfolio
turnover rate would have been 100% annually. The Fund's
portfolio turnover rate will fluctuate from year to year,
and the Fund expects to have a portfolio turnover rate of
more than 100% annually.

      Increased portfolio turnover creates higher brokerage
and transaction costs for the Fund,
which may reduce its overall performance. Additionally, the
realization of capital gains from selling portfolio
securities may result in distributions of taxable long-term
capital gains to shareholders, since the Fund will normally
distribute all of its capital gains realized each year, to
avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its
objective, the Fund from time to time can employ the types
of investment strategies and investments described below.
It is not required to use all of these strategies at all
times, and at times may not use them.

      ? Investing in Small, Unseasoned Companies. The Fund
can invest in securities of companies in any market
capitalization range, including small, unseasoned
companies. These are companies that have been in operation
for less than three years, including the operations of any
predecessors. Securities of these companies may be subject
to volatility in their prices. They might have a limited
trading market, which could adversely affect the Fund's
ability to dispose of them and could reduce the price the
Fund might be able to obtain for them. Other investors that
own a security issued by a small, unseasoned issuer for
which there is limited liquidity might trade the security
when the Fund is attempting to dispose of its holdings of
that security. In that case the Fund might receive a lower
price for its holdings than might otherwise be obtained.
The Fund currently does not intend to invest more than 10%
of its net assets in those securities.

      ? Repurchase Agreements. The Fund can acquire
securities subject to repurchase agreements. It might do so
for liquidity purposes to meet anticipated redemptions of
Fund shares, or pending the investment of the proceeds from
sales of Fund shares, or pending the settlement of
portfolio securities transactions, or for temporary
defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security
from, and simultaneously resells it to, an approved vendor
for delivery on an agreed-upon future date. The resale
price exceeds the purchase price by an amount that reflects
an agreed-upon interest rate effective for the period
during which the repurchase agreement is in effect.
Approved vendors include U.S. commercial banks, U.S.
branches of foreign banks, or broker-dealers that have been
designated as primary dealers in government securities.
They must meet credit requirements set by the Fund's Board
of Trustees from time to time.

      The majority of these transactions run from day to
day, and delivery pursuant to the resale typically occurs
within one to five days of the purchase. Repurchase
agreements having a maturity beyond seven days are subject
to the Fund's limits on holding illiquid investments. The
Fund will not enter into a repurchase agreement that causes
more than 10% of its net assets to be subject to repurchase
agreements having a maturity beyond seven days. There is no
limit on the amount of the Fund's net assets that may be
subject to repurchase agreements having maturities of seven
days or less.

      Repurchase agreements, considered "loans" under the
Investment Company Act of 1940 (the "Investment Company
Act") are collateralized by the underlying security. The
Fund's repurchase agreements require that at all times
while the repurchase agreement is in effect, the value of
the collateral must equal or exceed the repurchase price to
fully collateralize the repayment obligation. However, if
the vendor fails to pay the resale price on the delivery
date, the Fund may incur costs in disposing of the
collateral and may experience losses if there is any delay
in its ability to do so. The Manager will monitor the
vendor's creditworthiness to confirm that the vendor is
financially sound and will continuously monitor the
collateral's value.

      Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission (the "SEC"), the Fund,
along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or
more joint repurchase accounts. These balances are invested
in one or more repurchase agreements, secured by U.S.
government securities. Securities that are pledged as
collateral for repurchase agreements are held by a
custodian bank until the agreements mature. Each joint
repurchase arrangement requires that the market value of
the collateral be sufficient to cover payments of interest
and principal; however, in the event of default by the
other party to the agreement, retention or sale of the
collateral may be subject to legal proceedings.

      ? Illiquid and Restricted Securities. Under the
policies and procedures established by the Fund's Board of
Trustees, the Manager determines the liquidity of certain
of the Fund's investments. To enable the Fund to sell its
holdings of a restricted security not registered under
applicable securities laws, the Fund may have to cause
those securities to be registered. The expenses of
registering restricted securities may be negotiated by the
Fund with the issuer at the time the Fund buys the
securities. When the Fund must arrange registration because
the Fund wishes to sell the security, a considerable period
may elapse between the time the decision is made to sell
the security and the time the security is registered so
that the Fund could sell it. The Fund would bear the risks
of any downward price fluctuation during that period.

      The Fund can also acquire restricted securities
through private placements. Those securities have
contractual restrictions on their public resale. Those
restrictions might limit the Fund's ability to dispose of
the securities and might lower the amount the Fund could
realize upon the sale.

      The Fund has limitations that apply to purchases of
restricted securities, as stated in the Prospectus. Those
percentage restrictions do not limit purchases of
restricted securities that are eligible for sale to
qualified institutional purchasers under Rule 144A of the
Securities Act of 1933, if those securities have been
determined to be liquid by the Manager under Board-approved
guidelines. Those guidelines take into account the trading
activity for such securities and the availability of
reliable pricing information, among other factors. If there
is a lack of trading interest in a particular Rule 144A
security, the Fund's holdings of that security may be
considered to be illiquid.

      Illiquid securities include repurchase agreements
maturing in more than seven days and participation
interests that do not have puts exercisable within seven
days.

      ? Loans of Portfolio Securities. To raise cash for
liquidity purposes, the Fund can lend its portfolio
securities to brokers, dealers and other types of financial
institutions approved by the Fund's Board of Trustees.
These loans are limited to not more than 25% of the value
of the Fund's total assets. The Fund currently does not
intend to engage in loans of securities, but if it does so,
such loans will not likely exceed 5% of the Fund's total
assets.

      There are some risks in connection with securities
lending. The Fund might experience a delay in receiving
additional collateral to secure a loan, or a delay in
recovery of the loaned securities if the borrower defaults.
The Fund must receive collateral for a loan. Under current
applicable regulatory requirements (which are subject to
change), on each business day the loan collateral must be
at least equal to the value of the loaned securities. It
must consist of cash, bank letters of credit, securities of
the U.S. government or its agencies or instrumentalities,
or other cash equivalents in which the Fund is permitted to
invest. To be acceptable as collateral, letters of credit
must obligate a bank to pay amounts demanded by the Fund if
the demand meets the terms of the letter. The terms of the
letter of credit and the issuing bank both must be
satisfactory to the Fund.

      When it lends securities, the Fund receives amounts
equal to the dividends or interest on loaned securities. It
also receives one or more of (a) negotiated loan fees, (b)
interest on securities used as collateral, and (c) interest
on any short-term debt securities purchased with such loan
collateral. Either type of interest may be shared with the
borrower. The Fund may also pay reasonable finder's,
custodian and administrative fees in connection with these
loans. The terms of the Fund's loans must meet applicable
tests under the Internal Revenue Code and must permit the
Fund to reacquire loaned securities on five days' notice or
in time to vote on any important matter.

      ? Borrowing for Leverage. The Fund has the ability to
borrow from banks on an unsecured basis to invest the
borrowed funds in portfolio securities. This speculative
technique is known as "leverage." The Fund may borrow only
from banks. Under current regulatory requirements,
borrowings can be made only to the extent that the value of
the Fund's assets, less its liabilities other than
borrowings, is equal to at least 300% of all borrowings
(including the proposed borrowing). If the value of the
Fund's assets fails to meet this 300% asset coverage
requirement, the Fund will reduce its bank debt within
three days to meet the requirement. To do so, the Fund
might have to sell a portion of its investments at a
disadvantageous time.

      The Fund will pay interest on these loans, and that
interest expense will raise the overall expenses of the
Fund and reduce its returns. If it does borrow, its
expenses will be greater than comparable funds that do not
borrow for leverage. Additionally, the Fund's net asset
value per share might fluctuate more than that of funds
that do not borrow. Currently, the Fund does not
contemplate using this technique, but if it does so, it
will not likely do so to a substantial degree.

      ? Derivatives. The Fund can invest in a variety of
derivative investments to seek income for liquidity needs
or for hedging purposes. Some derivative investments the
Fund can use are the hedging instruments described below in
this Statement of Additional Information. However, the Fund
does not use, and does not currently contemplate using,
derivatives or hedging instruments to a significant degree.

      Some of the derivative investments the Fund can use
include debt exchangeable for common stock of an issuer or
"equity-linked debt securities" of an issuer. At maturity,
the debt security is exchanged for common stock of the
issuer or it is payable in an amount based on the price of
the issuer's common stock at the time of maturity. Both
alternatives present a risk that the amount payable at
maturity will be less than the principal amount of the debt
because the price of the issuer's common stock might not be
as high as the Manager expected.

      ? Hedging. Although the Fund does not anticipate the
extensive use of hedging instruments, the Fund can use
them. It is not required to do so in seeking its objective.
To attempt to protect against declines in the market value
of the Fund's portfolio, to permit the Fund to retain
unrealized gains in the value of portfolio securities which
have appreciated, or to facilitate selling securities for
investment reasons, the Fund could:

      ?  sell futures contracts,
      ?  buy puts on such futures or on securities, or
      ?  write covered calls on securities or futures.
         Covered calls can also be used to seek income, but
         the Manager does not expect to engage extensively
         in that practice.

      The Fund can use hedging to establish a position in
the securities market as a temporary substitute for
purchasing particular securities. In that case the Fund
would normally seek to purchase the securities and then
terminate that hedging position. The Fund might also use
this type of hedge to attempt to protect against the
possibility that its portfolio securities would not be
fully included in a rise in value of the market. To do so
the Fund could:
      ?  buy futures, or
      ?  buy calls on such futures or on securities.
      The Fund's strategy of hedging with futures and
options on futures will be incidental to the Fund's
activities in the underlying cash market. The particular
hedging instruments the Fund can use are described below.
The Fund may employ new hedging instruments and strategies
when they are developed, if those investment methods are
consistent with the Fund's investment objective and are
permissible under applicable regulations governing the
Fund.

            ? Futures. The Fund can buy and sell futures
contracts that relate to (1) broadly-based stock indices
(these are referred to as "stock index futures"), (2) other
broadly-based securities indices (these are referred to as
"financial futures"), (3) debt securities (these are
referred to as "interest rate futures"), (4) foreign
currencies (these are referred to as "forward contracts"),
and (5) commodities (these are referred to as "commodity
futures").

      A broadly-based stock index is used as the basis for
trading stock index futures. In some cases these futures
may be based on stocks of issuers in a particular industry
or group of industries. A stock index assigns relative
values to the common stocks included in the index and its
value fluctuates in response to the changes in value of the
underlying stocks. A stock index cannot be purchased or
sold directly. Financial futures are similar contracts
based on the future value of the basket of securities that
comprise the index. These contracts obligate the seller to
deliver, and the purchaser to take, cash to settle the
futures transaction. There is no delivery made of the
underlying securities to settle the futures obligation.
Either party may also settle the transaction by entering
into an offsetting contract.

      The Fund can invest a portion of its assets in
commodity futures contracts. Commodity futures may be based
upon commodities within five main commodity groups: (1)
energy, which includes crude oil, natural gas, gasoline and
heating oil; (2) livestock, which includes cattle and hogs;
(3) agriculture, which includes wheat, corn, soybeans,
cotton, coffee, sugar and cocoa; (4) industrial metals,
which includes aluminum, copper, lead, nickel, tin and
zinc; and (5) precious metals, which includes gold,
platinum and silver. The Fund may purchase and sell
commodity futures contracts, options on futures contracts
and options and futures on commodity indices with respect
to these five main commodity groups and the individual
commodities within each group, as well as other types of
commodities.

      An interest rate future obligates the seller to
deliver (and the purchaser to take) cash or a specified
type of debt security to settle the futures transaction.
Either party could also enter into an offsetting contract
to close out the position.

      No money is paid or received by the Fund on the
purchase or sale of a future. Upon entering into a futures
transaction, the Fund will be required to deposit an
initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be
deposited with the Fund's Custodian bank in an account
registered in the futures broker's name. However, the
futures broker can gain access to that account only under
specified conditions. As the future is marked to market
(that is, its value on the Fund's books is changed) to
reflect changes in its market value, subsequent margin
payments, called variation margin, will be paid to or by
the futures broker daily.

      At any time prior to expiration of the future, the
Fund may elect to close out its position by taking an
opposite position, at which time a final determination of
variation margin is made and any additional cash must be
paid by or released to the Fund. Any loss or gain on the
future is then realized by the Fund for tax purposes. All
futures transactions (except forward contracts) are
effected through a clearinghouse associated with the
exchange on which the contracts are traded.

            ? Put and Call Options. The Fund can buy and
sell certain kinds of put options ("puts") and call options
("calls"). The Fund may can and sell exchange-traded and
over-the-counter put and call options, including index
options, securities options, currency options, commodities
options, and options on the other types of futures
described above.

            ? Writing Covered Call Options. The Fund can
write (that is, sell) covered calls. If the Fund sells a
call option, it must be covered. That means the Fund must
own the security subject to the call while the call is
outstanding, or, for certain types of calls, the call may
be covered by segregating liquid assets to enable the Fund
to satisfy its obligations if the call is exercised. Up to
25% of the Fund's total assets may be subject to calls the
Fund writes.

      When the Fund writes a call on a security, it
receives cash (a premium). The Fund agrees to sell the
underlying security to a purchaser of a corresponding call
on the same security during the call period at a fixed
exercise price regardless of market price changes during
the call period. The call period is usually not more than
nine months. The exercise price may differ from the market
price of the underlying security. The Fund has the risk of
loss that the price of the underlying security may decline
during the call period. That risk may be offset to some
extent by the premium the Fund receives. If the value of
the investment does not rise above the call price, it is
likely that the call will lapse without being exercised. In
that case the Fund would keep the cash premium and the
investment.

      When the Fund writes a call on an index, it receives
cash (a premium). If the buyer of the call exercises it,
the Fund will pay an amount of cash equal to the difference
between the closing price of the call and the exercise
price, multiplied by a specified multiple that determines
the total value of the call for each point of difference.
If the value of the underlying investment does not rise
above the call price, it is likely that the call will lapse
without being exercised. In that case, the Fund would keep
the cash premium.

      The Fund's custodian bank, or a securities depository
acting for the Custodian, will act as the Fund's escrow
agent, through the facilities of the Options Clearing
Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges or as to other
acceptable escrow securities. In that way, no margin will
be required for such transactions. OCC will release the
securities on the expiration of the option or when the Fund
enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC")
option, it will enter into an arrangement with a primary
U.S. government securities dealer which will establish a
formula price at which the Fund will have the absolute
right to repurchase that OTC option. The formula price will
generally be based on a multiple of the premium received
for the option, plus the amount by which the option is
exercisable below the market price of the underlying
security (that is, the option is "in the money"). When the
Fund writes an OTC option, it will treat as illiquid (for
purposes of its restriction on holding illiquid securities)
the mark-to-market value of any OTC option it holds, unless
the option is subject to a buy-back agreement by the
executing broker.

      To terminate its obligation on a call it has written,
the Fund may purchase a corresponding call in a "closing
purchase transaction." The Fund will then realize a profit
or loss, depending upon whether the net of the amount of
the option transaction costs and the premium received on
the call the Fund wrote is more or less than the price of
the call the Fund purchases to close out the transaction.
The Fund may realize a profit if the call expires
unexercised, because the Fund will retain the underlying
security and the premium it received when it wrote the
call. Any such profits are considered short-term capital
gains for Federal income tax purposes, as are the premiums
on lapsed calls. When distributed by the Fund they are
taxable as ordinary income. If the Fund cannot effect a
closing purchase transaction due to the lack of a market,
it will have to hold the callable securities until the call
expires or is exercised.

      The Fund can also write calls on a futures contract
without owning the futures contract or securities
deliverable under the contract. To do so, at the time the
call is written, the Fund must cover the call by
identifying on its books an equivalent dollar amount of
liquid assets. The Fund will identify additional liquid
assets if the value of the identified assets drops below
100% of the current value of the future. Because of this
identification requirement, in no circumstances would the
Fund's receipt of an exercise notice as to that future
require the Fund to deliver a futures contract. It would
simply put the Fund in a short futures position, which is
permitted by the Fund's hedging policies.

            ? Writing Put Options. The Fund may sell put
options. A put option on securities gives the purchaser the
right to sell, and the writer the obligation to buy, the
underlying investment at the exercise price during the
option period. The Fund will not write puts if, as a
result, more than 50% of the Fund's net assets would be
required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by
liquid assets identified on the Fund's books. The premium
the Fund receives from writing a put represents a profit,
as long as the price of the underlying investment remains
equal to or above the exercise price of the put. However,
the Fund also assumes the obligation during the option
period to buy the underlying investment from the buyer of
the put at the exercise price, even if the value of the
investment falls below the exercise price. If a put the
Fund has written expires unexercised, the Fund realizes a
gain in the amount of the premium less the transaction
costs incurred. If the put is exercised, the Fund must
fulfill its obligation to purchase the underlying
investment at the exercise price. That price will usually
exceed the market value of the investment at that time. In
that case, the Fund may incur a loss if it sells the
underlying investment. That loss will be equal to the sum
of the sale price of the underlying investment and the
premium received minus the sum of the exercise price and
any transaction costs the Fund incurred.

      When writing a put option on a security, to secure
its obligation to pay for the underlying security the Fund
will deposit in escrow liquid assets with a value equal to
or greater than the exercise price of the underlying
securities. The Fund therefore forgoes the opportunity of
investing the segregated assets or writing calls against
those assets.

      As long as the Fund's obligation as the put writer
continues, it may be assigned an exercise notice by the
broker-dealer through which the put was sold. That notice
will require the Fund to take delivery of the underlying
security and pay the exercise price. The Fund has no
control over when it may be required to purchase the
underlying security, since it may be assigned an exercise
notice at any time prior to the termination of its
obligation as the writer of the put. That obligation
terminates upon expiration of the put. It may also
terminate if, before it receives an exercise notice, the
Fund effects a closing purchase transaction by purchasing a
put of the same series as it sold. Once the Fund has been
assigned an exercise notice, it cannot effect a closing
purchase transaction.

      The Fund may decide to effect a closing purchase
transaction to realize a profit on an outstanding put
option it has written or to prevent the underlying security
from being put. Effecting a closing purchase transaction
will also permit the Fund to write another put option on
the security, or to sell the security and use the proceeds
from the sale for other investments. The Fund will realize
a profit or loss from a closing purchase transaction
depending on whether the cost of the transaction is less or
more than the premium received from writing the put option.
Any profits from writing puts are considered short-term
capital gains for Federal tax purposes, and when
distributed by the Fund, are taxable as ordinary income.

            ? Purchasing Calls and Puts.. The Fund can
purchase calls to protect against the possibility that the
Fund's portfolio will not participate in an anticipated
rise in the securities market. When the Fund buys a call
(other than in a closing purchase transaction), it pays a
premium. The Fund then has the right to buy the underlying
investment from a seller of a corresponding call on the
same investment during the call period at a fixed exercise
price. The Fund benefits only if it sells the call at a
profit or if, during the call period, the market price of
the underlying investment is above the sum of the call
price plus the transaction costs and the premium paid for
the call and the Fund exercises the call. If the Fund does
not exercise the call or sell it (whether or not at a
profit), the call will become worthless at its expiration
date. In that case the Fund will have paid the premium but
lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the
underlying investment in its portfolio. When the Fund
purchases a put, it pays a premium and, except as to puts
on indices, has the right to sell the underlying investment
to a seller of a put on a corresponding investment during
the put period at a fixed exercise price.

      Buying a put on an investment the Fund does not own
(such as an index or future) permits the Fund to resell the
put or to buy the underlying investment and sell it at the
exercise price. The resale price will vary inversely to the
price of the underlying investment. If the market price of
the underlying investment is above the exercise price and,
as a result, the put is not exercised, the put will become
worthless on its expiration date.

      Buying a put on securities or futures the Fund owns
enables the Fund to attempt to protect itself during the
put period against a decline in the value of the underlying
investment below the exercise price by selling the
underlying investment at the exercise price to a seller of
a corresponding put. If the market price of the underlying
investment is equal to or above the exercise price and, as
a result, the put is not exercised or resold, the put will
become worthless at its expiration date. In that case the
Fund will have paid the premium but lost the right to sell
the underlying investment. However, the Fund may sell the
put prior to its expiration. That sale may or may not be at
a profit.

      When the Fund purchases a call or put on an index or
future, it pays a premium, but settlement is in cash rather
than by delivery of the underlying investment to the Fund.
Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market
generally) rather than on price movements in individual
securities or futures contracts.

      The Fund may buy a call or put only if, after the
purchase, the value of all call and put options held by the
Fund will not exceed 5% of the Fund's total assets.

            ? Buying and Selling Options on Foreign
Currencies. The Fund can buy and sell calls and puts on
foreign currencies. They include puts and calls that trade
on a securities or commodities exchange or in the
over-the-counter markets or are quoted by major recognized
dealers in such options. The Fund could use these calls and
puts to try to protect against declines in the dollar value
of foreign securities and increases in the dollar cost of
foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value
of a foreign currency in which securities to be acquired
are denominated, the increased cost of those securities may
be partially offset by purchasing calls or writing puts on
that foreign currency. If the Manager anticipates a decline
in the dollar value of a foreign currency, the decline in
the dollar value of portfolio securities denominated in
that currency might be partially offset by writing calls or
purchasing puts on that foreign currency. However, the
currency rates could fluctuate in a direction adverse to
the Fund's position. The Fund will then have incurred
option premium payments and transaction costs without a
corresponding benefit.

      A call the Fund writes on a foreign currency is
"covered" if the Fund owns the underlying foreign currency
covered by the call or has an absolute and immediate right
to acquire that foreign currency without additional cash
consideration (or it can do so for additional cash
consideration identified on the books) upon conversion or
exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to
provide a hedge against a decline in the U.S. dollar value
of a security which the Fund owns or has the right to
acquire and which is denominated in the currency underlying
the option. That decline might be one that occurs due to an
expected adverse change in the exchange rate. This is known
as a "cross-hedging" strategy. In those circumstances, the
Fund covers the option by maintaining cash, U.S. government
securities or other liquid, high-grade debt securities in
an amount equal to the exercise price of the option, in a
segregated account with the Fund's custodian bank.

            ? Risks of Hedging with Options and Futures.
The use of hedging instruments requires special skills and
knowledge of investment techniques that are different than
what is required for normal portfolio management. If the
Manager uses a hedging instrument at the wrong time or
judges market conditions incorrectly, hedging strategies
may reduce the Fund's return. The Fund could also
experience losses if the prices of its futures and options
positions were not correlated with its other investments.

      The Fund's option activities could affect its
portfolio turnover rate and brokerage commissions. The
exercise of calls written by the Fund might cause the Fund
to sell related portfolio securities, thus increasing its
turnover rate. The exercise by the Fund of puts on
securities will cause the sale of underlying investments,
increasing portfolio turnover. Although the decision
whether to exercise a put it holds is within the Fund's
control, holding a put might cause the Fund to sell the
related investments for reasons that would not exist in the
absence of the put.

      The Fund could pay a brokerage commission each time
it buys a call or put, sells a call or put, or buys or
sells an underlying investment in connection with the
exercise of a call or put. Those commissions could be
higher on a relative basis than the commissions for direct
purchases or sales of the underlying investments. Premiums
paid for options are small in relation to the market value
of the underlying investments. Consequently, put and call
options offer large amounts of leverage. The leverage
offered by trading in options could result in the Fund's
net asset value being more sensitive to changes in the
value of the underlying investment.

      If a covered call written by the Fund is exercised on
an investment that has increased in value, the Fund will be
required to sell the investment at the call price. It will
not be able to realize any profit if the investment has
increased in value above the call price.

      An option position may be closed out only on a market
that provides secondary trading for options of the same
series, and there is no assurance that a liquid secondary
market will exist for any particular option. The Fund might
experience losses if it could not close out a position
because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling
futures or purchasing puts on broadly-based indices or
futures to attempt to protect against declines in the value
of the Fund's portfolio securities. The risk is that the
prices of the futures or the applicable index will
correlate imperfectly with the behavior of the cash prices
of the Fund's securities. For example, it is possible that
while the Fund has used hedging instruments in a short
hedge, the market might advance and the value of the
securities held in the Fund's portfolio might decline. If
that occurred, the Fund would lose money on the hedging
instruments and also experience a decline in the value of
its portfolio securities. However, while this could occur
for a very brief period or to a very small degree, over
time the value of a diversified portfolio of securities
will tend to move in the same direction as the indices upon
which the hedging instruments are based.

      The risk of imperfect correlation increases as the
composition of the Fund's portfolio diverges from the
securities included in the applicable index. To compensate
for the imperfect correlation of movements in the price of
the portfolio securities being hedged and movements in the
price of the hedging instruments, the Fund might use
hedging instruments in a greater dollar amount than the
dollar amount of portfolio securities being hedged. It
might do so if the historical volatility of the prices of
the portfolio securities being hedged is more than the
historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and
futures markets are subject to distortions, due to
differences in the nature of those markets. First, all
participants in the futures market are subject to margin
deposit and maintenance requirements. Rather than meeting
additional margin deposit requirements, investors may close
futures contracts through offsetting transactions which
could distort the normal relationship between the cash and
futures markets. Second, the liquidity of the futures
market depends on participants entering into offsetting
transactions rather than making or taking delivery. To the
extent participants decide to make or take delivery,
liquidity in the futures market could be reduced, thus
producing distortion. Third, from the point of view of
speculators, the deposit requirements in the futures market
are less onerous than margin requirements in the securities
markets. Therefore, increased participation by speculators
in the futures market may cause temporary price
distortions.

      The Fund can use hedging instruments to establish a
position in the securities markets as a temporary
substitute for the purchase of individual securities (long
hedging) by buying futures and/or calls on such futures,
broadly-based indices or on securities. It is possible that
when the Fund does so the market might decline. If the Fund
then concludes not to invest in securities because of
concerns that the market might decline further or for other
reasons, the Fund will realize a loss on the hedging
instruments that is not offset by a reduction in the price
of the securities purchased.

            ? Forward Contracts. Forward contracts are
foreign currency exchange contracts. They are used to buy
or sell foreign currency for future delivery at a fixed
price. The Fund uses them to "lock in" the U.S. dollar
price of a security denominated in a foreign currency that
the Fund has bought or sold, or to protect against possible
losses from changes in the relative values of the U.S.
dollar and a foreign currency. The Fund limits its exposure
in foreign currency exchange contracts in a particular
foreign currency to the amount of its assets denominated in
that currency or a closely-correlated currency. The Fund
may also use "cross-hedging" where the Fund hedges against
changes in currencies other than the currency in which a
security it holds is denominated.

      Under a forward contract, one party agrees to
purchase, and another party agrees to sell, a specific
currency at a future date. That date may be any fixed
number of days from the date of the contract agreed upon by
the parties. The transaction price is set at the time the
contract is entered into. These contracts are traded in the
inter-bank market conducted directly among currency traders
(usually large commercial banks) and their customers.

      The Fund can use forward contracts to protect against
uncertainty in the level of future exchange rates. The use
of forward contracts does not eliminate the risk of
fluctuations in the prices of the underlying securities the
Fund owns or intends to acquire, but it does fix a rate of
exchange in advance. Although forward contracts may reduce
the risk of loss from a decline in the value of the hedged
currency, at the same time they limit any potential gain if
the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase
or sale of a security denominated in a foreign currency, or
when it anticipates receiving dividend payments in a
foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar
equivalent of the dividend payments. To do so, the Fund
could enter into a forward contract for the purchase or
sale of the amount of foreign currency involved in the
underlying transaction, in a fixed amount of U.S. dollars
per unit of the foreign currency. This is called a
"transaction hedge." The transaction hedge will protect the
Fund against a loss from an adverse change in the currency
exchange rates during the period between the date on which
the security is purchased or sold or on which the payment
is declared, and the date on which the payments are made or
received.

      The Fund could also use forward contracts to lock in
the U.S. dollar value of portfolio positions. This is
called a "position hedge." When the Fund believes that
foreign currency might suffer a substantial decline against
the U.S. dollar, it could enter into a forward contract to
sell an amount of that foreign currency approximating the
value of some or all of the Fund's portfolio securities
denominated in that foreign currency. When the Fund
believes that the U.S. dollar might suffer a substantial
decline against a foreign currency, it could enter into a
forward contract to buy that foreign currency for a fixed
dollar amount. Alternatively, the Fund could enter into a
forward contract to sell a different foreign currency for a
fixed U.S. dollar amount if the Fund believes that the U.S.
dollar value of the foreign currency to be sold pursuant to
its forward contract will fall whenever there is a decline
in the U.S. dollar value of the currency in which portfolio
securities of the Fund are denominated. That is referred to
as a "cross hedge."

      The Fund will cover its short positions in these
cases by segregating assets on the Fund's books having a
value equal to the aggregate amount of the Fund's
commitment under forward contracts. The Fund will not enter
into forward contracts or maintain a net exposure to such
contracts if the consummation of the contracts would
obligate the Fund to deliver an amount of foreign currency
in excess of the value of the Fund's portfolio securities
or other assets denominated in that currency or another
currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction
costs, the Fund may maintain a net exposure to forward
contracts in excess of the value of the Fund's portfolio
securities or other assets denominated in foreign
currencies if the excess amount is "covered" by liquid
securities denominated in any currency. The cover must be
at least equal at all times to the amount of that excess.
As one alternative, the Fund may purchase a call option
permitting the Fund to purchase the amount of foreign
currency being hedged by a forward sale contract at a price
no higher than the forward contract price. As another
alternative, the Fund may purchase a put option permitting
the Fund to sell the amount of foreign currency subject to
a forward purchase contract at a price as high or higher
than the forward contact price.

      The precise matching of the amounts under forward
contracts and the value of the securities involved
generally will not be possible because the future value of
securities denominated in foreign currencies will change as
a consequence of market movements between the date the
forward contract is entered into and the date it is sold.
In some cases the Manager might decide to sell the security
and deliver foreign currency to settle the original
purchase obligation. If the market value of the security is
less than the amount of foreign currency the Fund is
obligated to deliver, the Fund might have to purchase
additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of
the security instead exceeds the amount of foreign currency
the Fund is obligated to deliver to settle the trade, the
Fund might have to sell on the spot market some of the
foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot
market in those cases.

      The projection of short-term currency market
movements is extremely difficult, and the successful
execution of a short-term hedging strategy is highly
uncertain. Forward contracts involve the risk that
anticipated currency movements will not be accurately
predicted, causing the Fund to sustain losses on these
contracts and to pay additional transactions costs. The use
of forward contracts in this manner might reduce the Fund's
performance if there are unanticipated changes in currency
prices to a greater degree than if the Fund had not entered
into such contracts.

      At or before the maturity of a forward contract
requiring the Fund to sell a currency, the Fund might sell
a portfolio security and use the sale proceeds to make
delivery of the currency. In the alternative the Fund might
retain the security and offset its contractual obligation
to deliver the currency by purchasing a second contract.
Under that contract the Fund will obtain, on the same
maturity date, the same amount of the currency that it is
obligated to deliver. Similarly, the Fund might close out a
forward contract requiring it to purchase a specified
currency by entering into a second contract entitling it to
sell the same amount of the same currency on the maturity
date of the first contract. The Fund would realize a gain
or loss as a result of entering into such an offsetting
forward contract under either circumstance. The gain or
loss will depend on the extent to which the exchange rate
or rates between the currencies involved moved between the
execution dates of the first contract and offsetting
contract.

      The costs to the Fund of engaging in forward
contracts varies with factors such as the currencies
involved, the length of the contract period and the market
conditions then prevailing. Because forward contracts are
usually entered into on a principal basis, no brokerage
fees or commissions are involved. Because these contracts
are not traded on an exchange, the Fund must evaluate the
credit and performance risk of the counterparty under each
forward contract.

      Although the Fund values its assets daily in terms of
U.S. dollars, it does not intend to convert its holdings of
foreign currencies into U.S. dollars on a daily basis. The
Fund may convert foreign currency from time to time, and
will incur costs in doing so. Foreign exchange dealers do
not charge a fee for conversion, but they do seek to
realize a profit based on the difference between the prices
at which they buy and sell various currencies. Thus, a
dealer might offer to sell a foreign currency to the Fund
at one rate, while offering a lesser rate of exchange if
the Fund desires to resell that currency to the dealer.

            ? Regulatory Aspects of Hedging Instruments.
When using futures and options on futures, the Fund is
required to operate within certain guidelines and
restrictions with respect to the use of futures as
established by the Commodities Futures Trading Commission
(the "CFTC"). In particular, the Fund is exempted from
registration with the CFTC as a "commodity pool operator"
if the Fund complies with the requirements of Rule 4.5
adopted by the CFTC. The Rule does not limit the percentage
of the Fund's assets that may be used for futures margin
and related options premiums for a bona fide hedging
position. However, under the Rule, the Fund must limit its
aggregate initial futures margin and related options
premiums to not more than 5% of the Fund's net assets for
hedging strategies that are not considered bona fide
hedging strategies under the Rule. Under the Rule, the Fund
must also use short futures and options on futures solely
for bona fide hedging purposes within the meaning and
intent of the applicable provisions of the Commodity
Exchange Act.

      Transactions in options by the Fund are subject to
limitations established by the option exchanges. The
exchanges limit the maximum number of options that may be
written or held by a single investor or group of investors
acting in concert. Those limits apply regardless of whether
the options were written or purchased on the same or
different exchanges or are held in one or more accounts or
through one or more different exchanges or through one or
more brokers. Thus, the number of options that the Fund may
write or hold may be affected by options written or held by
other entities, including other investment companies having
the same adviser as the Fund (or an adviser that is an
affiliate of the Fund's adviser). The exchanges also impose
position limits on futures transactions. An exchange may
order the liquidation of positions found to be in violation
of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the SEC
regarding applicable provisions of the Investment Company
Act, when the Fund purchases a future, it must segregate
liquid assets in an amount equal to the purchase price of
the future, less the margin deposit applicable to it.

            ? Tax Aspects of Certain Hedging Instruments.
Certain foreign currency exchange contracts in which the
Fund may invest are treated as "Section 1256 contracts"
under the Internal Revenue Code. In general, gains or
losses relating to Section 1256 contracts are characterized
as 60% long-term and 40% short-term capital gains or losses
under the Code. However, foreign currency gains or losses
arising from Section 1256 contracts that are forward
contracts generally are treated as ordinary income or loss.
In addition, Section 1256 contracts held by the Fund at the
end of each taxable year are "marked-to-market," and
unrealized gains or losses are treated as though they were
realized. These contracts also may be marked-to-market for
purposes of determining the excise tax applicable to
investment company distributions and for other purposes
under rules prescribed pursuant to the Internal Revenue
Code. An election can be made by the Fund to exempt those
transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may
result in "straddles" for Federal income tax purposes. The
straddle rules may affect the character and timing of gains
(or losses) recognized by the Fund on straddle positions.
Generally, a loss sustained on the disposition of a
position making up a straddle is allowed only to the extent
that the loss exceeds any unrecognized gain in the
offsetting positions making up the straddle. Disallowed
loss is generally allowed at the point where there is no
unrecognized gain in the offsetting positions making up the
straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains
or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in
         exchange rates that occur between the time the
         Fund accrues interest or other receivables or
         accrues expenses or other liabilities denominated
         in a foreign currency and the time the Fund
         actually collects such receivables or pays such
         liabilities, and
(2)   gains or losses attributable to fluctuations in the
         value of a foreign currency between the date of
         acquisition of a debt security denominated in a
         foreign currency or foreign currency forward
         contracts and the date of disposition.

      Currency gains and losses are offset against market
gains and losses on each trade before determining a net
"Section 988" gain or loss under the Internal Revenue Code
for that trade, which may increase or decrease the amount
of the Fund's investment income available for distribution
to its shareholders.

      ? Temporary Defensive Investments. When market or
economic conditions are unstable, or the Manager believes
it is otherwise appropriate to reduce holdings in stocks,
the Fund can invest in a variety of debt securities for
defensive purposes. The Fund can also purchase these
securities for liquidity purposes to meet cash needs due to
the redemption of Fund shares, or to hold while waiting to
reinvest cash received from the sale of other portfolio
securities. The Fund can buy:

|_|   high-quality (rated in the top rating categories of
         nationally-recognized rating organizations or
         deemed by the Manager to be of comparable
         quality), short-term money market instruments,
         including those issued by the U. S. Treasury or
         other government agencies,
|_|   commercial paper (short-term, unsecured, promissory
         notes of domestic or foreign companies) rated in
         the top rating category of a nationally recognized
         rating organization,
|_|   debt obligations of corporate issuers, rated
         investment grade (rated at least Baa by Moody's
         Investors Service, Inc. or at least BBB by
         Standard & Poor's Corporation, or a comparable
         rating by another rating organization), or unrated
         securities judged by the Manager to have a
         comparable quality to rated securities in those
         categories,
|_|   preferred stocks,
|_|   certificates of deposit and bankers' acceptances of
         domestic and foreign banks and savings and loan
         associations, and
|_|   repurchase agreements.

      Short-term debt securities would normally be selected
for defensive or cash management purposes because they can
normally be disposed of quickly, are not generally subject
to significant fluctuations in principal value and their
value will be less subject to interest rate risk than
longer-term debt securities.

Investment Restrictions

      ? What Are "Fundamental Policies?" Fundamental
policies are those policies that the Fund has adopted to
govern its investments that can be changed only by the vote
of a "majority" of the Fund's outstanding voting
securities. Under the Investment Company Act, a "majority"
vote is defined as the vote of the holders of the lesser of:
      ?  67% or more of the shares present or represented
         by proxy at a shareholder meeting, if the holders
         of more than 50% of the outstanding shares are
         present or represented by proxy, or
      ?  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental
policy. Other policies described in the Prospectus or this
Statement of Additional Information are "fundamental" only
if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without
shareholder approval. However, significant changes to
investment policies will be described in supplements or
updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's principal
investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental
Policies? The following investment restrictions are
fundamental policies of the Fund.

      ? The Fund cannot buy securities issued or guaranteed
by any one issuer if more than 5% of its total assets would
be invested in securities of that issuer or if it would
then own more than 10% of that issuer's voting securities.
The limit does not apply to securities issued by the U.S.
government or any of its agencies or instrumentalities.

      ? The Fund cannot invest in companies for the purpose
of acquiring control or management of them.

      ? The Fund cannot lend money. However, it can invest
in publicly distributed debt securities that the Fund's
investment policies and restrictions permit it to purchase.
The Fund may also lend its portfolio securities and enter
into repurchase agreements.

      ? The Fund cannot concentrate investments. That means
it cannot invest 25% or more of its total assets in
companies in any one industry. Obligations of the U.S.
government, its agencies and instrumentalities are not
considered to be part of an "industry" for the purposes of
this restriction.

      ? The Fund cannot purchase securities on margin.
However, the Fund may make margin deposits in connection
with any of the hedging instruments permitted by any of its
other fundamental policies.

      ? The Fund cannot invest in real estate or in
interests in real estate. However, the Fund can purchase
readily-marketable securities of companies holding real
estate or interests in real estate.

      ? The Fund cannot make short sales of securities
except "short sales against-the-box."

      ? The Fund cannot underwrite securities of other
companies. A permitted exception is in case it is deemed to
be an underwriter under the Securities Act of 1933 when
reselling any securities held in its own portfolio.

      ? The Fund cannot invest in or hold securities of any
issuer if officers and Trustees or directors of the Fund or
the Manager individually beneficially own more than 1/2 of
1% of the securities of that issuer and together own more
than 5% of the securities of that issuer.

      ? The Fund cannot invest in other open-end investment
companies or invest more than 5% of its net assets in
closed-end investment companies, including small business
investment companies. The Fund cannot make any such
investment at commission rates in excess of normal
brokerage commissions.

      ? The Fund cannot invest in interests in oil, gas or
other mineral exploration or development programs.

      ? The Fund cannot pledge, mortgage or hypothecate any
of its assets. However, this does not prohibit the escrow
arrangements contemplated by the put and call activities of
the Fund or other collateral or margin arrangements in
connection with any of the hedging instruments permitted by
any of its other policies.

      |_| The Fund cannot issue "senior securities," but
this does not prohibit certain investment activities for
which assets of the Fund are designated as segregated, or
margin, collateral or escrow arrangements are established,
to cover the related obligations. Examples of those
activities include borrowing money, reverse repurchase
agreements, delayed-delivery and when-issued arrangements
for portfolio securities transactions, and contracts to buy
or sell derivates, hedging instruments, options or futures.

      Another fundamental policy adopted by the Fund
permits it to invest all of its assets in the securities of
a single open-end management investment company for which
the Manager, one of its subsidiaries or a successor is the
investment adviser or sub-adviser. That fund must have
substantially the same fundamental investment objective,
policies and limitations as the Fund. This policy would
permit the Fund to adopt a "master-feeder" structure. Under
that structure, the Fund would be a "feeder" fund and would
invest all of its assets in a single pooled "master fund"
in which other feeder funds could also invest. This could
enable the Fund to take advantage of potential operational
and cost efficiencies in the master-feeder structure. The
Fund has no present intention of adopting the master-feeder
structure. If it did so, the Prospectus and this Statement
of Additional Information would be revised accordingly.

      Unless the Prospectus or this Statement of Additional
Information states that a percentage restriction applies on
an on-going basis, it applies only at the time the Fund
makes an investment. The Fund need not sell securities to
meet the percentage limits if the value of the investment
increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate
its investments as described above, the Fund has adopted
the industry classifications set forth in Appendix A to
this Statement of Additional Information. That is not a
fundamental policy.

How the Fund is Managed

Organization and History. The Fund is an open-end,
diversified management investment company with an unlimited
number of authorized shares of beneficial interest. The
Fund was organized as a Massachusetts business trust in
1995.

      Classes of Shares. The Trustees are authorized,
without shareholder approval, to create new series and
classes of shares.  The Trustees may reclassify unissued
shares of the Fund into additional series or classes of
shares.  The Trustees also may divide or combine the shares
of a class into a greater or lesser number of shares
without changing the proportionate beneficial interest of a
shareholder in the Fund.  Shares do not have cumulative
voting rights or preemptive or subscription rights.  Shares
may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class
A, Class B, Class C, Class N and Class Y.  All classes
invest in the same investment portfolio. Only retirement
plans may purchase Class N shares. Only certain
institutional investors may elect to purchase Class Y
shares.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the
         different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which
         interests of one class are different from
         interests of another class, and
o     votes as a class on matters that affect that class
         alone.

      Shares  are  freely  transferable,  and each  share of
each  class  has one  vote  at  shareholder  meetings,  with
fractional   shares   voting   proportionally   on   matters
submitted  to the vote of  shareholders.  Each  share of the
Fund  represents  an  interest  in the Fund  proportionately equal  to the  interest  of each  other  share  of the  same class.

      Meetings of Shareholders.  As a Massachusetts
business trust, the Fund is not required to hold, and does
not plan to hold, regular annual meetings of shareholders.
The Fund will hold meetings when required to do so by the
Investment Company Act or other applicable law. It will
also do so when a shareholder meeting is called by the
Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in
writing or vote of two-thirds of the outstanding shares of
the Fund, to remove a Trustee.  The Trustees will call a
meeting of shareholders to vote on the removal of a Trustee
upon the written request of the record holders of 10% of
its outstanding shares.  If the Trustees receive a request
from at least 10 shareholders stating that they wish to
communicate with other shareholders to request a meeting to
remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail
their communication to all other shareholders at the
applicants' expense. The shareholders making the request
must have been shareholders for at least six months and
must hold shares of the Fund valued at $25,000 or more or
constituting at least 1% of the Fund's outstanding shares.
The Trustees may also take other action as permitted by the
Investment Company Act.

      Shareholder and Trustee Liability.  The Fund's
Declaration of Trust contains an express disclaimer of
shareholder or Trustee liability for the Fund's
obligations. It also provides for indemnification and
reimbursement of expenses out of the Fund's property for
any shareholder held personally liable for its
obligations.  The Declaration of Trust also states that
upon request, the Fund shall assume the defense of any
claim made against a shareholder for any act or obligation
of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust
(such as the Fund) to be held personally liable as a
"partner" under certain circumstances. However, the risk
that a Fund shareholder will incur financial loss from
being held liable as a "partner" of the Fund is limited to
the relatively remote circumstances in which the Fund would
be unable to meet its obligations.

      The Fund's contractual arrangements state that any
person doing business with the Fund (and each shareholder
of the Fund) agrees under its Declaration of Trust to look
solely to the assets of the Fund for satisfaction of any
claim or demand that may arise out of any dealings with the
Fund. Additionally, the Trustees shall have no personal
liability to any such person, to the extent permitted by
law.

Board of Trustees and Oversight Committees. The Fund is
governed by a Board of Trustees, which is responsible for
protecting the interests of shareholders under
Massachusetts law. The Trustees meet periodically
throughout the year to oversee the Fund's activities,
review its performance, and review the actions of the
Manager.  Although the Fund will not normally hold annual
meetings of its shareholders, it may hold shareholder
meetings from time to time on important matters, and
shareholders have the right to call a meeting to remove a
Trustee or to take other action described in the Fund's
Declaration of Trust.

      The Board of Trustees has an Audit Committee, a
Regulatory & Oversight Committee, a Governance Committee,
and a Proxy Committee.  The Audit Committee is comprised
solely of Independent Trustees.  The members of the Audit
Committee are Edward Regan (Chairman), Kenneth Randall and
Russell Reynolds. The Audit Committee held 6 meetings
during the Fund's fiscal year ended August 31, 2003. The
Audit Committee provides the Board with recommendations
regarding the selection of the Fund's independent auditor.
The Audit Committee also reviews the scope and results of
audits and the audit fees charged, reviews reports from the
Fund's independent auditor concerning the Fund's internal
accounting procedures, and controls and reviews reports of
the Manager's internal auditor, among other duties as set
forth in the Committee's charter.

      The members of the Regulatory & Oversight  Committee
are Robert Galli (Chairman), Joel Motley and Phillip
Griffiths. The Regulatory & Oversight Committee held 6
meetings during the Fund's fiscal year ended August 31,
2003. The Regulatory & Oversight Committee evaluates and
reports to the Board on the Fund's contractual
arrangements, including the Investment Advisory and
Distribution Agreements, transfer and shareholder service
agreements and custodian agreements as well as the policies
and procedures adopted by the Fund to comply with the
Investment Company Act and other applicable law, among
other duties as set forth in the Committee's charter.

      The members of the Governance Committee are Joel
Motley (Acting Chairman), Phillip Griffiths and Kenneth
Randall.  The Governance Committee held 1 meeting during
the Fund's fiscal year ended August 31, 2003. The
Governance Committee reviews the Fund's governance
guidelines, the adequacy of the Fund's Codes of Ethics, and
develops qualification criteria for Board members
consistent with the Fund's governance guidelines, among
other duties set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan
(Chairman), Russell Reynolds and John Murphy.  The Proxy
Committee held 2 meeting during the Fund's fiscal year
ended August 31, 2003.  The Proxy Committee provides the
Board with recommendations for proxy voting and monitors
proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy,
each of the Trustees is an "Independent Trustee" of the
Fund as defined in the Investment Company Act.  Mr. Murphy
is an "Interested Trustee," because he is affiliated with
the Manager by virtue of his positions as an officer and
director of the Manager, and as a shareholder of its parent
company.

      The Fund's Trustees and officers and their positions
held with the Fund and length of service in such
position(s) and their principal occupations and business
affiliations during the past five years are listed in the
chart below. The information for the Trustees also includes
the dollar range of shares of the Fund as well as the
aggregate dollar range of shares beneficially owned in any
of the Oppenheimer funds overseen by the Trustees. All of
the Trustees are also trustees or directors of the
following publicly offered Oppenheimer funds (referred to
as "Board I Funds"):

Oppenheimer AMT-Free New York Municipals  Oppenheimer Gold & Special Minerals Fund
Oppenheimer California Municipal Fund     Oppenheimer Growth Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer International Growth Fund
                                          Oppenheimer International Small Company
Oppenheimer Capital Preservation Fund     Fund
Oppenheimer Developing Markets Fund       Oppenheimer Money Market Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Multiple Strategies Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Technologies Fund    Oppenheimer Multi-State Municipal Trust
Oppenheimer Enterprise Fund               Oppenheimer Municipal Bond Fund
Oppenheimer Global Fund                   Oppenheimer Series Fund, Inc.
Oppenheimer Global Opportunities Fund     Oppenheimer U.S. Government Trust

                                                                                  ---

      In addition to being a trustee
or director of the Board I Funds, Mr.
Galli is also a director or trustee of
10 other portfolios in the
OppenheimerFunds complex. Present or
former officers, directors, trustees
and employees (and their immediate
family members) of the Fund, the
Manager and its affiliates, and
retirement plans established by them
for their employees are permitted to
purchase Class A shares of the Fund
and the other Oppenheimer funds at net
asset value without sales charge. The
sales charges on Class A shares is
waived for that group because of the
economies of sales efforts realized by
the Distributor.

      Messrs. Murphy, Molleur,
Vottiero, Wixted, Zack and Turner, and
Mses. Bechtolt, Feld and Ives
respectively hold the same offices
with one or more of the other Board I
Funds as with the Fund.  As of
September 30,2003, the Trustees and
officers of the Fund, as a group,
owned of record or beneficially less
than 1% of each class of shares of the
Fund.  The foregoing statement does
not reflect ownership of shares of the
Fund held of record by an employee
benefit plan for employees of the
Manager, other than the shares
beneficially owned under the plan by
the officers of the Fund listed above.
In addition, each Independent Trustee,
and his family members, do not own
securities of either the Manager or
Distributor of the Board I Funds or
any person directly or indirectly
controlling, controlled by or under
common control with the Manager or
Distributor.

      |X|   Affiliated Transactions
and Material Business Relationships.
Mr. Reynolds has reported that he has
a controlling interest in The
Directorship Group, Inc. ("The
Directorship Search Group"), a
director recruiting firm that provided
consulting services to Massachusetts
Mutual Life Insurance Company (which
controls the Manager) for fees
aggregating $247,500 from January 1,
2001 through December 31, 2002. Mr.
Reynolds estimates that The
Directorship Search Group will not
provide consulting services to
Massachusetts Mutual Life Insurance
Company during the calendar year
2003.

      The Independent Trustees have
unanimously (except for Mr. Reynolds,
who abstained) determined that the
consulting arrangements between The
Directorship Search Group and
Massachusetts Mutual Life Insurance
Company were not material business or
professional relationships that would
compromise Mr. Reynolds' status as an
Independent Trustee. Nonetheless, to
assure certainty as to determinations
of the Board and the Independent
Trustees as to matters upon which the
Investment Company Act or the rules
thereunder require approval by a
majority of Independent Trustees, Mr.
Reynolds will not be counted for
purposes of determining whether a
quorum of Independent Trustees was
present or whether a majority of
Independent Trustees approved the
matter.

      The address of each Trustee in
the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each
Trustee serves for an indefinite term,
until his or her resignation,
retirement, death or removal.

         Independent Trustees
                                                                                  ---
-------------------------------------------------------------------------------------
Name,             Principal   Occupation(s)   During  Past  5 Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                         y Shares
                                                                         Beneficially

                  Years;                                                  Owned in
                  Other  Trusteeships/Directorships  Held  by Range of   Any of the
Position(s) Held  Trustee;                                    Shares     Oppenheimer
with Fund,        Number  of   Portfolios   in  Fund  Complex Beneficiall   Funds
Length of         Currently                                   Owned in    Overseen
Service, Age      Overseen by Trustee                          the Fund  by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Clayton K.        Of Counsel (since 1993), Hogan & Hartson        $0     $50,001-$100,000
Yeutter,          (a law firm). Other directorships:
Chairman of the   Weyerhaeuser Corp. (since 1999) and
Board of          Danielson Holding Corp. (since 2002);
Trustees since    formerly a director of Caterpillar, Inc.
2003;             (1993-December 2002). Oversees 29
Trustee since     portfolios in the OppenheimerFunds complex.
1995
Age: 72

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli,  A trustee or director of other  Oppenheimer     $0        Over
Trustee since     funds.  Formerly Trustee (May 2000-2002) of
1995              Research  Foundation  of  AIMR  (investment
Age: 70           research,  non-profit)  and  Vice  Chairman

                  (October   1995-December   1997)   of   the

                  Manager.  Oversees  39  portfolios  in  the             $100,000
                  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip A.        A director (since 1991) of the Institute        $0        Over
Griffiths,        for Advanced Study, Princeton, N.J., a
Trustee since     director (since 2001) of GSI Lumonics, a
1999              trustee (since 1983) of Woodward Academy,
Age: 65           a Senior Advisor (since 2001) of The
                  Andrew W. Mellon Foundation. A member of:
                  the National Academy of Sciences (since
                  1979), American Academy of Arts and
                  Sciences (since 1995), American
                  Philosophical Society (since 1996) and
                  Council on Foreign Relations (since 2002).              $100,000
                  Formerly a director of Bankers Trust New
                  York Corporation (1994-1999). Oversees 29
                  portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joel W. Motley,   Director (since 2002) Columbia Equity           $0         $0
Trustee since     Financial Corp. (privately-held financial
2002              adviser); Managing Director (since 2002)
Age: 51           Carmona Motley, Inc. (privately-held
                  financial adviser); Formerly he held the
                  following positions: Managing Director
                  (January 1998-December 2001), Carmona
                  Motley Hoffman Inc. (privately-held
                  financial adviser); Managing Director
                  (January 1992-December 1997), Carmona
                  Motley & Co. (privately-held financial
                  adviser). Oversees 29 portfolios in the
                  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kenneth A.        A  director  of  Dominion  Resources,  Inc.     $0        Over
Randall, Trustee  (electric   utility  holding  company)  and
since 1995        Prime Retail,  Inc. (real estate investment
Age: 76           trust);  formerly  a director  of  Dominion
                  Energy,  Inc. (electric power and oil & gas
                  producer),  President  and Chief  Executive
                  Officer  of  The  Conference   Board,  Inc.
                  (international    economic   and   business
                  research)  and  a  director  of  Lumbermens
                  Mutual    Casualty    Company,     American
                  Motorists  Insurance  Company and  American             $100,000
                  Manufacturers   Mutual  Insurance  Company.
                  Oversees    29     portfolios     in    the

                  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward V. Regan,  President,    Baruch   College,   CUNY;   a $1-$10,000 $50,001-$100,000
Trustee since     director of RBAsset (real estate  manager);
1995              a director of OffitBank;  formerly Trustee,
Age: 73           Financial  Accounting  Foundation (FASB and
                  GASB),   Senior   Fellow  of  Jerome   Levy
                  Economics    Institute,    Bard    College,
                  Chairman    of     Municipal     Assistance
                  Corporation  for the City of New York,  New
                  York State  Comptroller  and Trustee of New
                  York  State  and  Local   Retirement  Fund.
                  Oversees  29  investment  companies  in the
                  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Russell S.        Chairman  (since 1993) of The  Directorship     $0     $10,001-$50,000
Reynolds, Jr.,    Search Group,  Inc.  (corporate  governance
Trustee since     consulting  and  executive  recruiting);  a
1995              life   trustee   of   International   House
Age: 71           (non-profit educational organization),  and
                  a  trustee  (since  1996) of the  Greenwich
                  Historical Society.  Oversees 29 portfolios
                  in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Donald W. Spiro,  Chairman  Emeritus  (since January 1991) of Over          Over
Vice Chairman of
the Board of
Trustees,         the Manager.  Formerly a director  (January
Trustee since     1969-August 1999) of the Manager.  Oversees
1995              29  portfolios   in  the   OppenheimerFunds  $100,000   $100,000
Age: 77           complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

      The
address of Mr.
Murphy in the
chart below is
Two World
Financial
Center, 225
Liberty Street,
New York, NY
10080. Mr.
Murphy serves
for an
indefinite term,
until his
resignation,
death or removal.

   Interested
   Trustee and
     Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service   Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,     Chairman, Chief Executive Officer and         $0        Over
President and       director (since June 2001) and President
Trustee,            (since September 2000) of the Manager;
Trustee since 2001  President and a director or trustee of
Age: 54             other Oppenheimer funds; President and a
                    director (since July 2001) of
                    Oppenheimer Acquisition Corp. (the
                    Manager's parent holding company) and of
                    Oppenheimer Partnership Holdings, Inc.
                    (a holding company subsidiary of the
                    Manager); a director (since November
                    2001) of OppenheimerFunds Distributor,
                    Inc. (a subsidiary of the Manager);
                    Chairman and a director (since July
                    2001) of Shareholder Services, Inc. and
                    of Shareholder Financial Services, Inc.
                    (transfer agent subsidiaries of the
                    Manager); President and a director
                    (since July 2001) of OppenheimerFunds
                    Legacy Program (a charitable trust
                    program established by the Manager); a
                    director of the investment advisory
                    subsidiaries of the Manager: OFI
                    Institutional Asset Management, Inc. and
                    Centennial Asset Management Corporation
                    (since November 2001), HarbourView Asset
                    Management Corporation and OFI Private
                    Investments, Inc. (since July 2001);
                    President (since November 1, 2001) and a
                    director (since July 2001) of
                    Oppenheimer Real Asset Management, Inc.;
                    a director (since November 2001) of
                    Trinity Investment Management Corp. and
                    Tremont Advisers, Inc. (investment
                    advisory affiliates of the Manager);
                    Executive Vice President (since February
                    1997) of Massachusetts Mutual Life
                    Insurance Company (the Manager's parent
                    company); a director (since June 1995)
                    of DLB Acquisition Corporation (a
                    holding company that owns the shares of
                    David L. Babson & Company, Inc.);
                    formerly, Chief Operating Officer
                    (September 2000-June 2001) of the
                    Manager; President and trustee (November              $100,000
                    1999-November 2001) of MML Series
                    Investment Fund and MassMutual
                    Institutional Funds (open-end investment
                    companies); a director (September
                    1999-August 2000) of C.M. Life Insurance
                    Company; President, Chief Executive
                    Officer and director (September
                    1999-August 2000) of MML Bay State Life
                    Insurance Company; a director (June
                    1989-June 1998) of Emerald Isle Bancorp
                    and Hibernia Savings Bank (a
                    wholly-owned subsidiary of Emerald Isle
                    Bancorp). Oversees 75 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as
follows: for Messrs. Turner, Molleur, Zack and Ms. Feld,
Two World Financial Center, 225 Liberty Street, New York,
NY 10080, for Messrs. Vottiero and Wixted and Mses.
Bechtolt and Ives, 6803 S. Tucson Way, Centennial, CO
80112-3924. Each Officer serves for an annual term or until
his or her earlier resignation, death or removal

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

James F. Turner, II,    Vice President and Portfolio Manager of the Manager since
Vice President and      March 2001; an officer of 2 portfolios in the
Portfolio Manager       OppenheimerFunds complex; formerly portfolio manager for
since                   Technology Crossover Ventures (May 2000 - March 2001);
Age:  36                Assistant Vice President and Associate Portfolio Manager of
                        the Manager (August 1999 - May 2000); and a securities
                        analyst for the Manager (October 1996 - August 1999).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since April   the Manager;  Treasurer  (since  March 1999) of  HarbourView
1999                    Asset Management  Corporation,  Shareholder Services,  Inc.,
Age: 44                 Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc   (since   May   2000)  and  OFI   Institutional   Asset
                        Management,   Inc.  (since  November  2000)  (offshore  fund
                        management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
                        2002); formerly Vice  President/Corporate  Accounting of the
Assistant Treasurer     Manager (July  1999-March  2002) prior to which he was Chief
since August 2002       Financial  Officer at Sovlink  Corporation  (April 1996-June
Age: 40                 1999).  An officer of 91 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since         (since February 2002) of the Manager;  General Counsel and a
November 2001           director   (since   November   2001)   of   OppenheimerFunds
Age: 55                 Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Assistant  Vice  President of the Manager  (since  September
Assistant Treasurer     1998);   formerly    Manager/Fund    Accounting   (September
since 2002              1994-September  1998)  of  the  Manager.  An  officer  of 91
Age: 40                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since November 2001     of the Manager (September  1995-July 1999). An officer of 82
Age: 45                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since November 2001     OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 45                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant Secretary     the    Manager;    Vice    President    (since    1999)   of
since November 2001     OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 37                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

Remuneration of Trustees. The officers of the Fund and one
of the Trustees of the Fund (Mr. Murphy) who are affiliated
with the Manager receive no salary or fee from the Fund.
The remaining Trustees of the Fund received the
compensation shown below from the Fund with respect to the
Fund's fiscal year ended August 31, 2003. The compensation
from all of the Board I Funds (including the Fund)
represents compensation received as a director, trustee or
member of a committee of the Board during the calendar year
2002.

42

========================--------------------------------------------------------------------

                           AgTotalte Compensation                  Retirement                   Estimated Annual Retirement Benefits to be Paid Upon
Trustee Name and         Compensation Fund1                                       f Fund    Retirement3
Other Fund Position(s)     From All
(as applicable)           Oppenheimer
                           Funds For
                             Which
                          Individual
                           Serves As                              ccrued as Part o
                        Trustee/Director                Benefits A Expenses2

                         ---------------------------------------------------------==========
----------------------------------------------------------------------------------

Clayton K. Yeutter          $4553         $245         $36,372        $71,792
Chairman of the Board

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert G. Galli             $401          $370        $55,6784       $198,3865
Regulatory & Oversight
Committee Chairman

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Phillip Griffiths
Regulatory & Oversight
Committee Member and        $2306         $88          $10,256        $60,861
Governance Committee
Member

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Leon Levy7                  $312          $88         $113,352       $173,700

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Benjamin Lipstein7          $404          $119        $115,270       $150,152

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Joel W. Motley              $2078          $1            $0           $14,453
Governance Committee
Chairman and Regulatory
& Oversight Committee
Member

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Elizabeth Moynihan7         $380          $450         $17,086       $105,760

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Kenneth A. Randall          $348          $94          $74,471        $97,012
Audit Committee Member
and Governance
Committee Member

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Edward V. Regan             $345          $237         $46,313        $95,960
Audit Committee
Chairman and Proxy
Committee Chairman

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Russell S. Reynolds, Jr.    $258          $263         $48,991        $71,792
Proxy Committee Member
and Audit Committee
Member

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donald Spiro                $230          $109         $9,3969        $64,080

----------------------------------------------------------------------------------

Aggregate  Compensation
   From  Fund  includes
   fees  and   deferred
   compensation,     if
   any, for a Trustee.
Estimated Annual
Retirement Benefits to
be Paid Upon
Retirement is based on
a straight life
payment  plan  election
   with the  assumption
   that a Trustee  will
   retire  at  the  age
   of   75    and    is
   eligible   (after  7
   years  of   service)
   to           receive
   retirement      plan
   benefits          as
   described      below
   under    "Retirement
   Plan for Trustees."
Includes $114 deferred
by Mr. Yeutter under
the Deferred
Compensation       Plan
   described below.
Includes        $24,989
   estimated    to   be
   paid  to  Mr.  Galli
   for   serving  as  a
   trustee or  director
   of     10      other
   Oppenheimer    funds
   that  are not  Board
   I Funds.
5.    Includes  $92,626
   paid  to  Mr.  Galli
   for    serving    as
   trustee or  director
   of     10      other
   Oppenheimer    funds
   that  are not  Board
   I Funds.
6.    Includes     $230
   deferred    by   Mr.
   Griffiths  under the
   Deferred
   Compensation    Plan
   described below.
7.    Messrs.  Levy and
   Lipstein   and   Ms.
   Moynihan  retired as
   Trustees   from  the
   Board     I    Funds
   effective    January
   1,  2003,  March 31,
   2003  and  July  31,
   2003, respectively.
8.    Includes      $20
   deferred    by   Mr.
   Motley   under   the
   Deferred
   Compensation    Plan
   described below.
9.    The   amount  for
   Mr.  Spiro  is based
   on  the   assumption
   that he will  retire
   at  age 82  when  he
   becomes  eligible to
   receive   retirement
   plan        benefits
   (after  7  years  of
   service).

      |X| Retirement
Plan for Trustees. The
Fund has adopted a
retirement plan that
provides for payments
to retired Independent
Trustees. Payments are
up to 80% of the
average compensation
paid during a
Trustee's five years
of service in which
the highest
compensation was
received. A Trustee
must serve as trustee
for any of the Board I
Funds for at least
seven years in order
to be eligible for
retirement plan
benefits and must
serve for at least 15
years to be eligible
for the maximum
benefit. Each
Trustee's retirement
benefits will depend
on the amount of the
Trustee's future
compensation and
length of service.

      |X| Deferred
Compensation Plan for
Trustees. The Board of
Trustees has adopted a
Deferred Compensation
Plan for disinterested
trustees that enables
them to elect to defer
receipt of all or a
portion of the annual
fees they are entitled
to receive from the
Fund. Under the plan,
the compensation
deferred by a Trustee
is periodically
adjusted as though an
equivalent amount had
been invested in
shares of one or more
Oppenheimer funds
selected by the
Trustee. The amount
paid to the Trustee
under the plan will be
determined based upon
the performance of the
selected funds.

      Deferral of
Trustees' fees under
the plan will not
materially affect the
Fund's assets,
liabilities or net
income per share. The
plan will not obligate
the Fund to retain the
services of any
Trustee or to pay any
particular level of
compensation to any
Trustee. Pursuant to
an Order issued by the
SEC, the Fund may
invest in the funds
selected by the
Trustee under the plan
without shareholder
approval for the
limited purpose of
determining the value
of the Trustee's
deferred fee account.

      |X| Major
Shareholders. As of
September 30, 2003,
the only persons who
owned of record or was
known by the Fund to
own beneficially 5% or
more of any class of
the Fund's outstanding
shares was:

      RPSS TR
      Single K,
      McCarthy
      Consulting,
      FBO Donald
      P.
      McCarthy,
      84 W.
      Riverglen
      Drive,
      Worthington,
      OH
      43085-3845
      which
      owned
      7,157.548
      Class N
      shares
      (11.72% of
      the Class
      N shares
      then
      outstanding).

      RPSS Tr
      IRA, FBO
      George J.
      Ferguson,
      635
      Sunnyslope
      Rd, Elm
      Grove, WI
      53122-2463,
      which
      owned
      4,423.025
      Class N
      shares
      (7.24% of
      the Class
      N shares
      then
      outstanding).

      William C Cox
      TR, Integrys
      Holdings LLC,
      401k Plan, 1
      Marcus Drive,
      Suite 1,
      Greenville, SC
      29615-4818,
      which owned
      4,098.343 Class
      N shares (6.71%
      of the Class N
      shares then
      outstanding).

      RPSS Tr,
      Radiology
      Practice
      Management,
      401(K) Plan,
      Attn: Rosa
      Faciane, 100

      Oceangate, Suite
      1000, Long
      Beach,

      California
      90802-4347,
      which owned
      3,725.572 Class
      N shares (6.10%
      of the Class N
      shares then
      outstanding).

      George O'Neal &
      Wayne Freeman
      TR, Triangle
      Family Services
      Inc. 403b, 118
      Saint Mary's
      Street, Raleigh,
      NC 27605-1809,
      which owned
      3,425.583 Class
      N shares (5.61%
      of the Class N
      shares then
      outstanding).

      RPSS Tr IRA, FBO
      Gary Larimore,
      925 University
      Ridge Ct, Reno,
      NV  89512-4509,
      which owned
      3,340.773 Class
      N shares (5.47%
      of the Class N
      shares then
      outstanding).

      N Fitzgerald & J
      Quiring Tr, QST
      Consultations
      LTD, 6410 Lake
      Michigan Drive,
      P.O. Box 438,
      Allendale, MI
      494101-0438,
      which owned
      3,121.398 Class
      N shares (5.11%
      of the Class N
      shares then
      outstanding).

      MCB Trust
      Services Cust,
      Aero-Craft
      Hydraulics Inc,
      700 17th St,
      Suite 150,
      Denver, CO
      80202-35402,
      which owned
      3,099.935 Class
      N shares (5.07%
      of the Class N
      shares then
      outstanding).

      Massachusetts
      Mutual Life
      Insurance Co,
      Attn: N225,
      Separate
      Investment Acct,
      1295 State
      Street,
      Springfield,
      Massachusetts
      01111-0001,
      which owned
      1,109,922.612
      Class Y shares
      (57.73% of the
      Class Y shares
      then
      outstanding).

      Massachusetts
      Mutual Life
      Insurance
      Company, 1295
      State Street,
      Springfield,
      Massachusetts
      01111-0001,
      which owned
      457,361.950
      Class Y shares
      (23.78% of the
      Class Y shares
      then
      outstanding).

      IBT & Co Cust,
      OppenheimerFunds
      Cap Accum Plan,
      Attn MML 037,
      200 Clarendon
      St, Fl 16,
      Boston, MA
      02116-5021,
      which owned
      346,997.283
      Class Y shares
      (18.04% of the
      Class Y shares
      then
      outstanding).

The Manager. The
Manager is
wholly-owned by
Oppenheimer
Acquisition Corp., a
holding company
controlled by
Massachusetts Mutual
Life Insurance
Company, a global,
diversified insurance
and financial services
organization.

      Code of Ethics.
The Fund, the Manager
and the Distributor
have a Code of Ethics.
It is designed to
detect and prevent
improper personal
trading by certain
employees, including
portfolio managers,
that would compete
with or take advantage
of the Fund's
portfolio
transactions. Covered
persons include
persons with knowledge
of the investments and
investment intentions
of the Fund and other
funds advised by the
Manager. The Code of
Ethics does permit
personnel subject to
the Code to invest in
securities, including
securities that may be
purchased or held by
the Fund, subject to a
number of restrictions
and controls.
Compliance with the
Code of Ethics is
carefully monitored
and enforced by the
Manager.

      The Code of
Ethics is an exhibit
to the Fund's
registration statement
filed with the SEC and
can be reviewed and
copied at the SEC's
Public Reference Room
in Washington, D.C.
You can obtain
information about the
hours of operation of
the Public Reference
Room by calling the
SEC at 1.202.942.8090.
The Code of Ethics can
also be viewed as part
of the Fund's
registration statement
on the SEC's EDGAR
database at the SEC's
Internet website at
WWW.SEC.GOV. Copies
-----------
may be obtained, after
paying a duplicating
fee, by electronic
request at the
following E-mail
address:
PUBLICINFO@SEC.GOV.,
-------------------

or by writing to the
SEC's Public Reference
Section, Washington,
D.C. 20549-0102.

   Portfolio Proxy
      Voting.  The
      Fund has adopted
      Portfolio Proxy
      Voting Policies
      and Procedures
      under which the
      Fund votes
      proxies relating
      to securities
      ("portfolio
      proxies") held
      by the Fund. The
      Fund's primary
      consideration in
      voting portfolio
      proxies is the
      financial
      interests of the
      Fund and its
      shareholders.
      The Fund has
      retained an
      unaffiliated
      third-party as
      its agent to
      vote portfolio
      proxies in
      accordance with
      the Fund's
      Portfolio Proxy
      Voting
      Guidelines and
      to maintain
      records of such
      portfolio proxy
      voting. The
      Proxy Voting
      Guidelines
      include
      provisions to
      address
      conflicts of
      interest that
      may arise
      between the fund
      and OFI where an
      OFI
      directly-controlled
      affiliate
      manages or
      administers the
      assts of a
      pension plan of
      a company
      soliciting the
      proxy. The
      Fund's Portfolio
      Proxy Voting
      Guidelines on
      routine and
      non-routine
      proxy proposals
      are summarized
      below.

o     The Fund votes
           with the
           recommendation
           of the
           issuer's
           management
           on routine
           matters,
           including
           election of
           directors
           nominated
           by
           management
           and
           ratification
           of
           auditors,
           unless
           circumstances
           indicate
           otherwise.
o     In general, the
           Fund
           opposes
           anti-takeover
           proposals
           and
           supports
           elimination
           of
           anti-takeover
           proposals,
           absent
           unusual
           circumstances.
o     The Fund
           supports
           shareholder
           proposals
           to reduce a
           super-majority
           vote
           requirement,
           and opposes
           management
           proposals
           to add a
           super-majority
           vote
           requirement.
o     The Fund opposes
           proposals
           to classify
           the board
           of
           directors.
o     The Fund
           supports
           proposals
           to
           eliminate
           cumulative
           voting.
o     The Fund opposes
           re-pricing
           of stock
           options.
o     The Fund
           generally
           considers
           executive
           compensation
           questions
           such as
           stock
           option
           plans and
           bonus plans
           to be
           ordinary
           business
           activity.
           The Fund
           analyzes
           stock

--------------------------------------------------------------------------------------------

           option         Management
           plans,        Fees Paid to
           paying       OppenheimerFunds,
           particular        Inc.
           attention
           to their
           dilutive
           effect.
           While the
           Fund
           generally
           supports
           management
           proposals,
           the Fund
           opposes
           plans it
           considers
           to be
           excessive.

      The Fund will be
required to file new
Form N-PX, with its
complete proxy voting
record for the 12
months ended June
30th, no later than
August 31st of each
year. The first such
filing is due no later
than August 31, 2004,
for the twelve months
ended June 30, 2004.
Once filed, the Fund's
Form N-PX filing will
be available (i)
without charge, upon
request, by calling
the Fund toll-free at
1.800.225.5677 and
(ii) on the SEC's
website at WWW.SEC.GOV.
           -----------

The Investment
Advisory Agreement.
The Manager provides
investment advisory
and management
services to the Fund
under an investment
advisory agreement
between the Manager
and the Fund. The
Manager selects
securities for the
Fund's portfolio and
handles its day-to-day
business. The
portfolio manager of
the Fund is employed
by the Manager and is
the person who is
principally
responsible for the
day-to-day management
of the Fund's
portfolio. Other
members of the
Manager's Equity
Portfolio Department
provide the portfolio
managers with counsel
and support in
managing the Fund's
portfolio.

      The agreement
requires the Manager,
at its expense, to
provide the Fund with
adequate office space,
facilities and
equipment. It also
requires the Manager
to provide and
supervise the
activities of all
administrative and
clerical personnel
required to provide
effective
administration for the
Fund. Those
responsibilities
include the
compilation and
maintenance of records
with respect to its
operations, the
preparation and filing
of specified reports,
and composition of
proxy materials and
registration
statements for
continuous public sale
of shares of the Fund.

      The Fund pays
expenses not expressly
assumed by the Manager
under the advisory
agreement. The
advisory agreement
lists examples of
expenses paid by the
Fund. The major
categories relate to
interest, taxes,
brokerage commissions,
fees to certain
Trustees, legal and
audit expenses,
custodian and transfer
agent expenses, share
issuance costs,
certain printing and
registration costs and
non-recurring
expenses, including
litigation costs. The
management fees paid
by the Fund to the
Manager are calculated
at the rates described
in the Prospectus,
which are applied to
the assets of the Fund
as a whole. The fees
are allocated to each
class of shares based
upon the relative
proportion of the
Fund's net assets
represented by that
class.  The management
fees paid by the Fund
to the Manager during
its last three fiscal
years are listed below:

Fiscal Year ended 8/31:
===========================--------------------------------------------------===============
 ------------------------------------------------------------------------------
           2001                                $4,458,148
 ------------------------------------------------------------------------------
 ----------------------------------------------------------------------------
           2002                                $2,163,797
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------

           2003                               $1,371,543

 ----------------------------------------------------------------------------

      The investment advisory agreement states that in the
absence of willful misfeasance, bad faith, gross negligence
in the performance of its duties or reckless disregard of
its obligations and duties under the investment advisory
agreement, the Manager is not liable for any loss the Fund
sustains for any investment, adoption of any investment
policy, or the purchase, sale or retention of any security.

         |X|      Annual Approval of Investment Advisory
Agreement. Each year, the Board of Trustees, including a
majority of the Independent Trustees, is required to
approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request
and evaluate and the Manager provide such information as
may be reasonably necessary to evaluate the terms of the
investment advisory agreement. The Board employs an
independent consultant to prepare a report that provides
such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1
distribution fees the Fund pays. These distribution fees
are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in
arriving at its decision to renew the investment advisory
agreement. Among other factors, the Board considered:
o     The nature, cost, and quality of the services
         provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison
         to regular market indices;
o     Economies of scale that may be available to the Fund
         from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or
         services received by the Fund from its
         relationship with the Manager; and
o     The direct and indirect benefits the Manager received
         from its relationship with the Fund. These
         included services provided by the Distributor and
         the Transfer Agent, and brokerage and soft dollar
         arrangements permissible under Section 28(e) of
         the Securities Exchange Act.

      The Board considered that the Manager must be able to
pay and retain high quality personnel at competitive rates
to provide services to the Fund. The Board also considered
that maintaining the financial viability of the Manager is
important so that the Manager will be able to continue to
provide quality services to the Fund and its shareholders
in adverse times. The Board also considered the investment
performance of other mutual funds advised by the Manager.
The Board is aware that there are alternatives to the use
of the Manager.

      These matters were also considered by the Independent
Trustees, meeting separately from the full Board with
experienced Counsel to the Fund who assisted the Board in
its deliberations. The Fund's Counsel is independent of the
Manager within the meaning and intent of the SEC Rules
regarding the independence of counsel.

      After careful deliberation, the Board, including the
Independent Trustees, concluded that it was in the best
interest of shareholders to continue the investment
advisory agreement for another year. In arriving at a
decision, the Board did not single out any one factor or
group of factors as being more important than other
factors, but considered all factors together. The Board
judged the terms and conditions of the investment advisory
agreement, including the investment advisory fee, in light
of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.
One of the duties of the Manager under the investment
advisory agreement is to arrange the portfolio transactions
for the Fund. The advisory agreement contains provisions
relating to the employment of broker-dealers to effect the
Fund's portfolio transactions. The Manager is authorized by
the advisory agreement to employ broker-dealers, including
"affiliated" brokers, as that term is defined in the
Investment Company Act. The Manager may employ
broker-dealers that the Manager thinks, in its best
judgment based on all relevant factors, will implement the
policy of the Fund to obtain, at reasonable expense, the
"best execution" of the Fund's portfolio transactions.
"Best execution" means prompt and reliable execution at the
most favorable price obtainable. The Manager need not seek
competitive commission bidding. However, it is expected to
be aware of the current rates of eligible brokers and to
minimize the commissions paid to the extent consistent with
the interests and policies of the Fund as established by
its Board of Trustees.

      Under the investment advisory agreement, the Manager
may select brokers (other than affiliates) that provide
brokerage and/or research services for the Fund and/or the
other accounts over which the Manager or its affiliates
have investment discretion. The commissions paid to such
brokers may be higher than another qualified broker would
charge, if the Manager makes a good faith determination
that the commissions is fair and reasonable in relation to
the services provided. Subject to those considerations, as
a factor in selecting brokers for the Fund's portfolio
transactions, the Manager may also consider sales of shares
of the Fund and other investment companies for which the
Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. Most
securities purchases made by the Fund are in principal
transactions at net prices. The Fund usually deals directly
with the selling or purchasing principal or market maker
without incurring charges for the services of a broker on
its behalf unless the Manager determines that a better
price or execution may be obtained by using the services of
a broker. Therefore, the Fund does not incur substantial
brokerage costs. Portfolio securities purchased from
underwriters include a commission or concession paid by the
issuer to the underwriter in the price of the security.
Portfolio securities purchased from dealers include a
spread between the bid and asked price. The Fund seeks to
obtain prompt execution of these orders at the most
favorable net price.

      The Manager allocates brokerage for the Fund subject
to the provisions of the investment advisory agreement and
the procedures and rules described above. Generally, the
Manager's portfolio traders allocate brokerage based upon
recommendations from the Manager's portfolio managers. In
certain instances, portfolio managers may directly place
trades and allocate brokerage. In either case, the
Manager's executive officers supervise the allocation of
brokerage.

      Transactions in securities  other than those for which
an exchange is the primary  market are  generally  done with principals  or market  makers.  In  transactions  on foreign exchanges,  the Fund may be required to pay fixed  brokerage commissions  and  therefore  would not have the  benefit  of negotiated commissions available in U.S. markets.  Brokerage commissions  are paid primarily for  transactions  in listed securities or for certain  fixed-income  agency transactions in the secondary market.  Otherwise,  brokerage  commissions are paid only if it appears  likely  that a better  price or execution  can  be  obtained  by  doing  so.  In  an  option transaction,  the Fund  ordinarily  uses the same broker for the  purchase or sale of the option and any  transaction  in the securities to which the option relates. Other funds
advised by the Manager have investment policies similar to
those of the Fund. Those other funds may purchase or sell
the same securities as the Fund at the same time as the
Fund, which could affect the supply and price of the
securities. If two or more funds advised by the Manager
purchase the same security on the same day from the same
dealer, the transactions under those combined orders are
averaged as to price and allocated in accordance with the
purchase or sale orders actually placed for each account.

      In an option transaction, the Fund ordinarily uses
the same broker for the purchase or sale of the option and
any transaction in the securities to which the option
relates. When possible, the Manager tries to combine
concurrent orders to purchase or sell the same security by
more than one of the accounts managed by the Manager or its
affiliates. The transactions under those combined orders
are averaged as to price and allocated in accordance with
the purchase or sale orders actually placed for each
account.

      The investment advisory agreement permits the Manager
to allocate brokerage for research services. The research
services provided by a particular broker may be useful only
to one or more of the advisory accounts of the Manager and
its affiliates. The investment research received for the
commissions of those other accounts may be useful both to
the Fund and one or more of the Manager's other accounts.
Investment research may be supplied to the Manager by a
third party at the instance of a broker through which
trades are placed.

      Investment research services include information and
analysis on particular companies and industries as well as
market or economic trends and portfolio strategy, market
quotations for portfolio evaluations, information systems,
computer hardware and similar products and services. If a
research service also assists the Manager in a non-research
capacity (such as bookkeeping or other administrative
functions), then only the percentage or component that
provides assistance to the Manager in the investment
decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use
stated commissions on secondary fixed-income agency trades
to obtain research if the broker represents to the Manager
that: (i) the trade is not from or for the broker's own
inventory, (ii) the trade was executed by the broker on an
agency basis at the stated commission, and (iii) the trade
is not a riskless principal transaction. The Board of
Trustees permits the Manager to use commissions on
fixed-price offerings to obtain research, in the same
manner as is permitted for agency transactions.

      The research services provided by brokers broadens
the scope and supplements the research activities of the
Manager. That research provides additional views and
comparisons for consideration, and helps the Manager to
obtain market information for the valuation of securities
that are either held in the Fund's portfolio or are being
considered for purchase. The Manager provides information
to the Board about the commissions paid to brokers
furnishing such services, together with the Manager's
representation that the amount of such commissions was
reasonably related to the value or benefit of such
services.

   -------------------------------------------------------------------------
   Fiscal Year Ended 8/31:  Total Brokerage Commissions Paid by the Fund1
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------
            2001                              $1,105,195
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------
            2002                               $839,621
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------

            2003                              $603,5332

   -------------------------------------------------------------------------

   1. Amounts do not include  spreads or  commissions  on
   principal transactions on a net trade basis.
   2. In the  fiscal  year ended  8/31/03,  the amount of
   transactions   directed   to  brokers   for   research
   services  was  $88,621,175,  and  the  amount  of  the
   commissions   paid   to   broker-dealers   for   those
   services was $141,285.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement
with the Fund, the Distributor acts as the Fund's principal
underwriter in the continuous public offering of the Fund's
classes of shares. The Distributor bears the expenses
normally attributable to sales, including advertising and
the cost of printing and mailing prospectuses, other than
those furnished to existing shareholders. The Distributor
is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or
retained by, the Distributor from the sale of shares during
the Fund's three most recent fiscal years, and the
contingent deferred sales charges retained by the
Distributor on the redemption of shares for the three most
recent fiscal years are shown in the tables below.

 ------------------------------------------------------------------------------------

           Aggregate     Class A
 Fiscal    Front-End    Front-End
 Year        Sales        Sales
 Ended     Charges on    Charges
  8/31:     Class A     Retained
             Shares        by
                       Distributor1

 ------------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          2001                   $1,067,201                  $271,756

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          2002                    $387,728                   $99,207

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          2003                    $254,370                   $73,120

-------------------------------------------------------------------------------

1.    Includes amounts  retained by a broker-dealer  that is
   an affiliate or a parent of the distributor.

 -------------------------------------------------------------------------------

               Concessions on   Concessions on  Concessions on  Concessions on
 Fiscal Year   Class A Shares   Class B Shares  Class C Shares  Class N Shares
 Ended 8/31:    Advanced by      Advanced by      Advanced by     Advanced by
                Distributor1     Distributor1    Distributor1    Distributor1

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

     2001         $192,882        $1,250,272        $89,421          $857

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

     2002         $82,176          $373,431         $26,893         $4,188

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

     2003         $43,873          $239,969         $23,467         $1,828

 -------------------------------------------------------------------------------

 1.  The  Distributor   advances   concession  payments  to
 dealers  for  certain  sales  of  Class A  shares  and for
 sales  of  Class B,  Class C and  Class N shares  from its
 own resources at the time of sale.
 2. Includes  amounts  retained by a broker/dealer  that is
 an affiliate or a parent of the Distributor.

 -------------------------------------------------------------------------------
                  Class A          Class B          Class C         Class N
 Fiscal Year     Contingent       Contingent      Contingent      Contingent
 Ended 8/31:   Deferred Sales   Deferred Sales  Deferred Sales  Deferred Sales
                  Charges          Charges          Charges         Charges
                Retained by      Retained by      Retained by     Retained by
                Distributor      Distributor      Distributor     Distributor
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
     2001          $7,859          $299,023         $8,841            $0
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
     2002          $8,896          $324,270         $5,461            $6
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

     2003         $10,421          $150,890         $3,231          $1,813

 -------------------------------------------------------------------------------

Distribution  and  Service  Plans.  The Fund has  adopted  a
Service  Plan  for  Class  A  shares  and  Distribution  and
Service  Plans for Class B, Class C and Class N shares under
Rule 12b-1 of the Investment  Company Act. Under those plans the Fund pays the  Distributor  for all or a portion  of its costs incurred in connection  with the  distribution  and/or servicing of the shares of the particular class. Each plan
has been approved by a vote of the Board of Trustees,
including a majority of the Independent Trustees1, cast in
person at a meeting called for the purpose of voting on
that plan.

      Under the plans, the Manager and the Distributor may
make payments to affiliates and in their sole discretion,
from time to time, may use their own resources (at no
direct cost to the Fund) to make payments to brokers,
dealers or other financial institutions for distribution
and administrative services they perform. The Manager may
use its profits from the advisory fee it receives from the
Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments
they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the
plan continues in effect from year to year but only if the
Fund's Board of Trustees and its Independent Trustees
specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting
called for the purpose of voting on continuing the plan. A
plan may be terminated at any time by the vote of a
majority of the Independent Trustees or by the vote of the
holders of a "majority" (as defined in the Investment
Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees
must approve all material amendments to a plan. An
amendment to increase materially the amount of payments to
be made under a plan must be approved by shareholders of
the class affected by the amendment. Because Class B shares
of the Fund automatically convert into Class A shares 72
months after purchase, the Fund must obtain the approval of
both Class A and Class B shareholders for a proposed
material amendment to the Class A Plan that would
materially increase payments under the Plan. That approval
must be by a "majority" (as defined in the Investment
Company Act) of the shares of each Class, voting separately
by class.

      While the Plans are in effect, the Treasurer of the
Fund shall provide separate written reports on the plans to
the Board of Trustees at least quarterly for its review.
The reports shall detail the amount of all payments made
under a plan and the purpose for which the payments were
made. Those reports are subject to the review and approval
of the Independent Trustees.

      Each Plan states that while it is in effect, the
selection and nomination of those Trustees of the Fund who
are not "interested persons" of the Fund is committed to
the discretion of the Independent Trustees. This does not
prevent the involvement of others in the selection and
nomination process as long as the final decision as to
selection or nomination is approved by a majority of the
Independent Trustees.

      Under the plans, no payment will be made to any
recipient in any quarter in which the aggregate net asset
value of all Fund shares held by the recipient for itself
and its customers does not exceed a minimum amount, if any,
that may be set from time to time by a majority of the
Independent Trustees. The Board of Trustees has set no
minimum amount of assets to qualify for payments  under the
plans.

      Class A Service Plan Fees. Under the Class A service
plan, the Distributor currently uses the fees it receives
from the Fund to pay brokers, dealers and other financial
institutions (they are referred to as "recipients") for
personal services and account maintenance services they
provide for their customers who hold Class A shares. The
services include, among others, answering customer
inquiries about the Fund, assisting in establishing and
maintaining accounts in the Fund, making the Fund's
investment plans available and providing other services at
the request of the Fund or the Distributor. The Class A
service plan permits reimbursements to the Distributor at a
rate of up to 0.25% of average annual net assets of Class A
shares. The Board has set the rate at that level. While the
plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the
plan, the Board has not yet done so, except in the case of
the special arrangement described below. The Distributor
makes payments to plan recipients quarterly at an annual
rate not to exceed 0.25% of the average annual net assets
consisting of Class A shares held in the accounts of the
recipients or their customers.

      With respect to purchases of Class A shares subject
to a contingent deferred sales charge by certain retirement
plans that purchased such shares prior to March 1, 2001
("grandfathered retirement accounts"), the Distributor
currently intends to pay the service fee to Recipients in
advance for the first year after the shares are purchased.
During the first year the shares are sold, the Distributor
retains the service fee to reimburse itself for the costs
of distributing the shares. After the first year shares are
outstanding, the Distributor makes service fee payments to
Recipients quarterly on those shares. The advance payment
is based on the net asset value of shares sold. Shares
purchased by exchange do not qualify for the advance
service fee payment. If Class A shares purchased by
grandfathered retirement accounts are redeemed during the
first year after their purchase, the Recipient of the
service fees on those shares will be obligated to repay the
Distributor a pro rata portion of the advance payment of
the service fee made on those shares.

      For the fiscal year ended August 31, 2003 payments
under the Class A Plan totaled $242,544, of which $5,740
was retained by the Distributor under the arrangement
described above, and included $17,095 paid to an affiliate
of the Distributor's parent company. Any unreimbursed
expenses the Distributor incurs with respect to Class A
shares in any fiscal year cannot be recovered in subsequent
years. The Distributor may not use payments received under
the Class A Plan to pay any of its interest expenses,
carrying charges, or other financial costs, or allocation
of overhead.

      Class B, Class C and Class N Service and Distribution
Plan Fees. Under each plan, service fees and distribution
fees are computed on the average of the net asset value of
shares in the respective class, determined as of the close
of each regular business day during the period. The Class
B, Class C and Class N plans provide for the Distributor to
be compensated at a flat rate, whether the Distributor's
distribution expenses are more or less than the amounts
paid by the Fund under the plan during the period for which
the fee is paid. The types of services that recipients
provide are similar to the services provided under the
Class A service plan, described above.

      Each Plan permits the Distributor to retain both the
asset-based sales charges and the service fees or to pay
recipients the service fee on a quarterly basis, without
payment in advance. However, the Distributor currently
intends to pay the service fee to recipients in advance for
the first year after Class B, Class C and Class N shares
are purchased. After the first year Class B, Class C or
Class N shares are outstanding, after their purchase, the
Distributor makes service fee payments quarterly on those
shares. The advance payment is based on the net asset value
of shares sold. Shares purchased by exchange do not qualify
for the advance service fee payment. If Class B, Class C or
Class N shares are redeemed during the first year after
their purchase, the recipient of the service fees on those
shares will be obligated to repay the Distributor a pro
rata portion of the advance payment of the service fee made
on those shares. In cases where the Distributor is the
broker of record for Class B, Class C and Class N shares,
i.e. shareholders without the services of a broker directly
invest in the Fund, the Distributor will retain the
asset-based sales charge and service fee for Class B, Class
C and Class N shares.

      The asset-based sales charge and service fees
increase Class B and Class C expenses by 1.00% and the
asset-based sales charge and service fees increases Class N
expenses by 0.50% of the net assets per year of the
respective class.

      The Distributor retains the asset-based sales charge
on Class B and Class N shares. The Distributor retains the
asset-based sales charge on Class C shares during the first
year the shares are outstanding. It pays the asset-based
sales charge as an ongoing concession to the recipient on
Class C shares outstanding for a year or more. If a dealer
has a special agreement with the Distributor, the
Distributor will pay the Class B, Class C or Class N
service fee and the asset-based sales charge to the dealer
quarterly in lieu of paying the sales concessions and
service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and
Class N shares allow investors to buy shares without a
front-end sales charge while allowing the Distributor to
compensate dealers that sell those shares. The Fund pays
the asset-based sales charges to the Distributor for its
services rendered in distributing Class B, Class C and
Class N shares. The payments are made to the Distributor in
recognition that the Distributor:
o     pays sales concessions to authorized brokers and
         dealers at the time of sale and pays service fees
         as described above,
o     may finance payment of sales concessions and/or the
         advance of the service fee payment to recipients
         under the plans, or may provide such financing
         from its own resources or from the resources of an
         affiliate,
o     employs personnel to support distribution of Class B,
         Class C and Class N shares,

o     bears the costs of sales literature, advertising and
         prospectuses (other than those furnished to
         current shareholders) and state "blue sky"
         registration fees and certain other distribution
         expenses,

o     may not be able to adequately compensate dealers that
         sell Class B, Class C and Class N shares without
         receiving payment under the plans and therefore
         may not be able to offer such Classes for sale
         absent the plans,

o     receives payments under the plans consistent with the
         service fees and asset-based sales charges paid by
         other non-proprietary funds that charge 12b-1
         fees,

o     may use the payments under the plan to include the
         Fund in various third-party distribution programs
         that may increase sales of Fund shares,
o     may experience increased difficulty selling the
         Fund's shares if payments under the plan are
         discontinued because most competitor funds have
         plans that pay dealers for rendering distribution
         services as much or more than the amounts
         currently being paid by the Fund, and
o     may not be able to continue providing, at the same or
         at a lesser cost, the same quality distribution
         sales efforts and services, or to obtain such
         services from brokers and dealers, if the plan
         payments were to be discontinued.

      The Distributor's actual expenses in selling Class B,
Class C and Class N shares may be more than the payments it
receives from the contingent deferred sales charges
collected on redeemed shares and from the Fund under the
plans. If either the Class B, Class C or Class N plan is
terminated by the Fund, the Board of Trustees may allow the
Fund to continue payments of the asset-based sales charge
to the Distributor for distributing shares before the plan
was terminated.

-------------------------------------------------------------------------------

  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 8/31/03

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                              Distributor's    Distributor's
                                 Amount         Aggregate       Unreimbursed
                   Total      Retained by     Unreimbursed     Expenses as %

Class:         Payments       Distributor   Expenses Under    of Net Assets
               Under Plan                   Plan              of Class

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan      $524,148      $405,9941      $1,382,862          2.22%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan      $125,123      $26,7272        $301,724           2.07%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan       $2,681        $2,1553         $8,646            1.26%

-------------------------------------------------------------------------------

1.    Includes   $8,707   paid  to  an   affiliate   of  the
   Distributor's parent company.
2.    Includes   $3,834   paid  to  an   affiliate   of  the
   Distributor's parent company.
Includes  $10  paid  to an  affiliate  of the  Distributor's parent company.

      All  payments  under the Class B,  Class C and Class N
plans are subject to the limitations  imposed by the Conduct
Rules of the National  Association  of  Securities  Dealers,
Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a
variety of terms to illustrate its investment performance.
Those terms include "cumulative total return," "average
annual total return," "average annual total return at net
asset value" and "total return at net asset value." An
explanation of how total returns are calculated is set
forth below. The charts below show the Fund's performance
as of the Fund's most recent fiscal year end. You can
obtain current performance information by calling the
Fund's Transfer Agent at 1.800.225.5677 or by visiting the
OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in
advertisements must comply with rules of the SEC. Those
rules describe the types of performance data that may be
used and how it is to be calculated. In general, any
advertisement by the Fund of its performance data must
include the average annual total returns for the advertised
class of shares of the Fund. Those returns must be shown
for the 1-, 5- and 10-year periods (or the life of the
class, if less) ending as of the most recently ended
calendar quarter prior to the publication of the
advertisement (or its submission for publication).

      Use of standardized performance calculations enables
an investor to compare the Fund's performance to the
performance of other funds for the same periods. However, a
number of factors should be considered before using the
Fund's performance information as a basis for comparison
with other investments:

      Total returns measure the performance of a
         hypothetical account in the Fund over various
         periods and do not show the performance of each
         shareholder's account. Your account's performance
         will vary from the model performance data if your
         dividends are received in cash, or you buy or sell
         shares during the period, or you bought your
         shares at a different time and price than the
         shares used in the model.
      The Fund's performance returns do not reflect the
         effect of taxes on dividends and capital gains
         distributions.
      An investment in the Fund is not insured by the FDIC
         or any other government agency.

      The principal value of the Fund's shares, and total
         returns are not guaranteed and normally will
         fluctuate on a daily basis.

      When an investor's shares are redeemed, they may be
         worth more or less than their original cost.
      Total returns for any given past period represent
         historical performance information and are not,
         and should not be considered, a prediction of
         future returns.

      The performance of each class of shares is shown
separately, because the performance of each class of shares
will usually be different. That is because of the different
kinds of expenses each class bears. The total returns of
each class of shares of the Fund are affected by market
conditions, the quality of the Fund's investments, the
maturity of those investments, the types of investments the
Fund holds, and its operating expenses that are allocated
to the particular class.

      |X|   Total Return Information. There are different
types of "total returns" to measure the Fund's performance.
Total return is the change in value of a hypothetical
investment in the Fund over a given period, assuming that
all dividends and capital gains distributions are
reinvested in additional shares and that the investment is
redeemed at the end of the period. Because of differences
in expenses for each class of shares, the total returns for
each class are separately measured. The cumulative total
return measures the change in value over the entire period
(for example, ten years). An average annual total return
shows the average rate of return for each year in a period
that would produce the cumulative total return over the
entire period. However, average annual total returns do not
show actual year-by-year performance. The Fund uses
standardized calculations for its total returns as
prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares,
the current maximum sales charge of 5.75%- (as a percentage
of the offering price) is deducted from the initial
investment ("P" in the formula below) (unless the return is
shown without sales charge, as described below). For Class
B shares, payment of the applicable contingent deferred
sales charge is applied, depending on the period for which
the return is shown: 5.0% in the first year, 4.0% in the
second year, 3.0% in the third and fourth years, 2.0% in
the fifth year, 1.0% in the sixth year and none thereafter.
For Class C shares, the 1.0% contingent deferred sales
charge is deducted for returns for the one-year period. For
Class N shares, the 1.0% contingent deferred sales charge
is deducted for returns for the one-year period, and total
returns for the periods prior to 03/01/01 (the inception
date for Class N shares) is based on the Fund's Class A
returns, adjusted to reflect the higher Class N 12b-1 fees.
There is no sales charge on Class Y shares.

         Average Annual Total Return. The "average annual
total return" of each class is an average annual compounded
rate of return for each year in a specified number of
years. It is the rate of return based on the change in
value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in
the formula) to achieve an Ending Redeemable Value ("ERV"
in the formula) of that investment, according to the
following formula:

--------- - 1  Average Annual Total
ERV   l/n      Return
  P

------------------------------------------------------------
         Average Annual Total Return (After Taxes on
Distributions). The "average annual total return (after
taxes on distributions)" of Class A shares is an average
annual compounded rate of return for each year in a
specified number of years, adjusted to show the effect of
federal taxes (calculated using the highest individual
marginal federal income tax rates in effect on any
reinvestment date) on any distributions made by the Fund
during the specified period. It is the rate of return based
on the change in value of a hypothetical initial investment
of $1,000 ("P" in the formula below) held for a number of
years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking
into account the effect of taxes on Fund distributions, but
not on the redemption of Fund shares, according to the
following formula:

ATVD   l/n  - 1                                                 = Average Annual Total Return (After Taxes on Distributions)
---
  P

         Average Annual Total Return (After Taxes on
Distributions and Redemptions). The "average annual total
return (after taxes on distributions and redemptions)" of
Class A shares is an average annual compounded rate of
return for each year in a specified number of years,
adjusted to show the effect of federal taxes (calculated
using the highest individual marginal federal income tax
rates in effect on any reinvestment date) on any
distributions made by the Fund during the specified period
and the effect of capital gains taxes or capital loss tax
benefits (each calculated using the highest federal
individual capital gains tax rate in effect on the
redemption date) resulting from the redemption of the
shares at the end of the period. It is the rate of return
based on the change in value of a hypothetical initial
investment of $1,000 ("P" in the formula below) held for a
number of years ("n" in the formula) to achieve an ending
value ("ATVDR" in the formula) of that investment, after
taking into account the effect of taxes on fund
distributions and on the redemption of Fund shares,
according to the following formula:

                                                                            = Average Annual Total Return (After Taxes on Distributions
ATVDR                                                                       and
---
l/n         - 1                                                             Redemption)
  P

         Cumulative Total Return. The "cumulative total
return" calculation measures the change in value of a
hypothetical investment of $1,000 over an entire period of
years. Its calculation uses some of the same factors as
average annual total return, but it does not average the
rate of return on an annual basis. Cumulative total return
is determined as follows:

---------- = Total Return
 ERV - P

-----------

    P

------------------------------------------------------------

         Total Returns at Net Asset Value. From time to
time the Fund may also quote a cumulative or an average
annual total return "at net asset value" (without deducting
sales charges) for Class A, Class B, Class C or Class N
shares. There is no sales charge on Class Y shares. Each is
based on the difference in net asset value per share at the
beginning and the end of the period for a hypothetical
investment in that class of shares (without considering
front-end or contingent deferred sales charges) and takes
into consideration the reinvestment of dividends and
capital gains distributions.

----------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 8/31/03

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
            Cumulative Total             Average Annual Total Returns
                 Returns
   Class      (10 years or
 Of Shares   Life of Class)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                                    5-Year           10-Year
                                   1-Year             (or              (or
                                                life-of-class)    life-of-class)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
            After   Without   After  Without   After   Without   After   Without
            Sales   Sales     Sales  Sales     Sales   Sales     Sales   Sales
            Charge   Charge   Charge  Charge   Charge   Charge   Charge   Charge
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class A     49.90%1  59.05%1  21.65%  29.07%   -2.73%   -1.57%   5.32%1   6.12%1

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class B     52.16%2  52.16%2  23.10%  28.10%   -2.62%   -2.29%   5.52%2   5.52%2

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class C     50.24%3  50.24%3  27.06%  28.06%   -2.27%   -2.27%   5.35%3   5.35%3

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class N     -35.68%4-35.68%4  27.64%  28.64%   -16.18%4-16.18%4    N/A     N/A

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Class Y     -42.37%5-42.37%5  29.38%  29.38%   -11.73%5-11.73%5    N/A     N/A

----------------------------------------------------------------------------------
1. Inception A:   11/07/95
2. Inception B:   11/07/95
3. Inception C:   11/07/95
4. Inception N:   03/01/01
5. Inception Y:   04/01/99

--------------------------------------------------------------------------

  Average Annual Total Returns for Class A Shares (After Sales Charge)
                     For the Periods Ended 8/31/031

--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                 1-Year         5-Year        10-Year
                                                            (or life of
                                                               class)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on Distributions     21.65%         -3.64%         3.87%

--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on                   14.07%         -2.35%         4.08%

Distributions and
Redemption of Fund Shares
--------------------------------------------------------------------------
   1. Inception date of Class A: 11/7/95

Other Performance Comparisons. The Fund compares its
performance annually to that of an appropriate
broadly-based market index in its Annual Report to
shareholders. You can obtain that information by contacting
the Transfer Agent at the addresses or telephone numbers
shown on the cover of this Statement of Additional
Information. The Fund may also compare its performance to
that of other investments, including other mutual funds, or
use rankings of its performance by independent ranking
entities. Examples of these performance comparisons are set
forth below.

      |X|   Lipper Rankings. From time to time the Fund may
publish the ranking of the performance of its classes of
shares by Lipper, Inc. ("Lipper"). Lipper is a
widely-recognized independent mutual fund monitoring
service. Lipper monitors the performance of regulated
investment companies, including the Fund, and ranks their
performance for various periods in categories based on
investment styles. The Lipper performance rankings are
based on total returns that include the reinvestment of
capital gain distributions and income dividends but do not
take sales charges or taxes into consideration. Lipper also
publishes "peer-group" indices of the performance of all
mutual funds in a category that it monitors and averages of
the performance of the funds in particular categories.

      Morningstar Ratings. From time to time the Fund may
publish the star rating of the performance of its classes
of shares by Morningstar, Inc., an independent mutual fund
monitoring service. Morningstar rates mutual funds in their
specialized market sector. [The Fund is rated among mid-cap
growth category.

      Morningstar proprietary star ratings reflect
historical risk-adjusted total investment return. For each
fund with at least a three-year history, Morningstar
calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in
a fund's monthly performance (including the effects of
sales charges, loads, and redemption fees), placing more
emphasis on downward variations and rewarding consistent
performance.  The top 10% of funds in each category receive
5 stars, the next 22.5% receive 4 stars, the next 35%
receive 3 stars, the next 22.5% receive 2 stars, and the
bottom 10% receive 1 star. (Each share class is counted as
a fraction of one fund within this scale and rated
separately, which may cause slight variations in the
distribution percentages.) The Overall Morningstar Rating
for a fund is derived from a weighted average of the
performance figures associated with its three-, five-and
ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other
Entities and Publications. From time to time the Fund may
include in its advertisements and sales literature
performance information about the Fund cited in newspapers
and other periodicals such as The New York Times, The Wall
Street Journal, Barron's, or similar publications. That
information may include performance quotations from other
sources, including Lipper and Morningstar. The performance
of the Fund's classes of shares may be compared in
publications to the performance
of various market indices or other investments, and
averages, performance rankings or other benchmarks prepared
by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the
Fund's share classes to the return on fixed-income
investments available from banks and thrift institutions.
Those include certificates of deposit, ordinary
interest-paying checking and savings accounts, and other
forms of fixed or variable time deposits, and various other
instruments such as Treasury bills. However, the Fund's
returns and share price are not guaranteed or insured by
the FDIC or any other agency and will fluctuate daily,
while bank depository obligations may be insured by the
FDIC and may provide fixed rates of return. Repayment of
principal and payment of interest on Treasury securities is
backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or
ratings of the Manager or Transfer Agent, and of the
investor services provided by them to shareholders of the
Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of
shareholder and investor services by third parties may
include comparisons of their services to those provided by
other mutual fund families selected by the rating or
ranking services. They may be based upon the opinions of
the rating or ranking service itself, using its research or
judgment, or based upon surveys of investors, brokers,
shareholders or others.

      From time to time the Fund may include in its
advertisements and sales literature the total return
performance of a hypothetical investment account that
includes shares of the Fund and other Oppenheimer funds.
The combined account may be part of an illustration of an
asset allocation model or similar presentation. The account
performance may combine total return performance of the
Fund and the total return performance of other Oppenheimer
funds included in the account. Additionally, from time to
time, the Fund's advertisements and sales literature may
include, for illustrative or comparative purposes,
statistical data or other information about general or
specific market and economic conditions. That may include,
for example,
o     information about the performance of certain

         securities or commodities markets or segments of
         those markets,
o     information about the performance of the economies of
         particular countries or regions,
o     the earnings of companies included in segments of
         particular industries, sectors, securities
         markets, countries or regions,
o     the availability of different types of securities or
         offerings of securities,
o     information relating to the gross national or gross
         domestic product of the United States or other
         countries or regions,
o     comparisons of various market sectors or indices to
         demonstrate performance, risk, or other
         characteristics of the Fund.

ABOUT your account

------------------------------------------------------------
How to Buy Shares
------------------------------------------------------------

Additional information is presented below about the methods
that can be used to buy shares of the Fund. Appendix B
contains more information about the special sales charge
arrangements offered by the Fund, and the circumstances in
which sales charges may be reduced or waived for certain
classes of investors.

AccountLink. When shares are purchased through AccountLink,
each purchase must be at least $50 and shareholders must
                                   ---
invest at least $500 before an Asset Builder Plan
(described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain
at $25 for additional purchases. Shares will be purchased
on the regular business day the Distributor is instructed
to initiate the Automated Clearing House ("ACH") transfer
to buy the shares. Dividends will begin to accrue on shares
purchased with the proceeds of ACH transfers on the
business day the Fund receives Federal Funds for the
purchase through the ACH system before the close of The New
York Stock Exchange ("the Exchange"). The Exchange normally
closes at 4:00 P.M., but may close earlier on certain days.
If Federal Funds are received on a business day after the
close of the Exchange, the shares will be purchased and
dividends will begin to accrue on the next regular business
day. The proceeds of ACH transfers are normally received by
the Fund three days after the transfers are initiated. If
the proceeds of the ACH transfer are not received on a
timely basis, the Distributor reserves the right to cancel
the purchase order. The Distributor and the Fund are not
responsible for any delays in purchasing shares resulting
from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a
reduced sales charge rate may be obtained for Class A
shares under Right of Accumulation and Letters of Intent
because of the economies of sales efforts and reduction in
expenses realized by the Distributor, dealers and brokers
making such sales. No sales charge is imposed in certain
other circumstances described in Appendix B to this
Statement of Additional Information because the Distributor
or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower
sales charge rates that apply to larger purchases of Class
A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your
            individual accounts (including IRAs and 403(b)
            plans), or for your joint accounts, or for
            trust or custodial accounts on behalf of your
            children who are minors, and
o     Current purchases of Class A and Class B shares of
            the Fund and other Oppenheimer funds to reduce
            the sales charge rate that applies to current
            purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you
            previously purchased subject to an initial or
            contingent deferred sales charge to reduce the
            sales charge rate for current purchases of
            Class A shares, provided that you still hold
            your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a
trust, estate or other fiduciary account (including one or
more employee benefit plans of the same employer) that has
multiple accounts. The Distributor will add the value, at
current offering price, of the shares you previously
purchased and currently own to the value of current
purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current
purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those
mutual funds for which the Distributor acts as the
distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Small Cap Fund
Oppenheimer Bond Fund                     Oppenheimer MidCap Fund
Oppenheimer California Municipal Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Municipal Bond Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
Oppenheimer Convertible Securities Fund   Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Developing Markets Fund       Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Disciplined Allocation Fund   Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Enterprise Fund               Municipals
Oppenheimer Equity Fund, Inc.             Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Total Return Bond Fund
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund               Oppenheimer Value Fund
Oppenheimer International Bond Fund       Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund     Rochester Fund Municipals
Oppenheimer  International  Small Company OSM1 -  Mercury  Advisors  Focus  Growth
Fund                                      Fund
Oppenheimer Limited-Term Government Fund  OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of
Class A shares of each of the Oppenheimer funds described
above except the money market funds and Oppenheimer Senior
Floating Rate Fund. Under certain circumstances described
in this Statement of Additional Information, redemption
proceeds of certain money market fund shares may be subject
to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if
you purchase Class A shares or Class A and Class B shares
of the Fund and other Oppenheimer funds during a 13-month
period, you can reduce the sales charge rate that applies
to your purchases of Class A shares. The total amount of
your intended purchases of both Class A and Class B shares
will determine the reduced sales charge rate for the Class
A shares purchased during that period. You can include
purchases made up to 90 days before the date of the Letter.
Letters do not consider Class C or Class N shares you
purchase or may have purchased.

      A Letter is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or
Class A and Class B shares of the Fund (and other
Oppenheimer funds) during a 13-month period (the "Letter
period"). At the investor's request, this may include
purchases made up to 90 days prior to the date of the
Letter. The Letter states the investor's intention to make
the aggregate amount of purchases of shares which, when
added to the investor's holdings of shares of those funds,
will equal or exceed the amount specified in the Letter.
Purchases made by reinvestment of dividends or
distributions of capital gains and purchases made at net
asset value without sales charge do not count toward
satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and
Class B shares purchased under the Letter to obtain the
reduced sales charge rate on purchases of Class A shares of
the Fund (and other Oppenheimer funds) that applies under
the Right of Accumulation to current purchases of Class A
shares. Each purchase of Class A shares under the Letter
will be made at the offering price (including the sales
charge) that applies to a single lump-sum purchase of
shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no
commitment to purchase shares. However, if the investor's
purchases of shares within the Letter period, when added to
the value (at offering price) of the investor's holdings of
shares on the last day of that period, do not equal or
exceed the intended purchase amount, the investor agrees to
pay the additional amount of sales charge applicable to
such purchases. That amount is described in "Terms of
Escrow," below (those terms may be amended by the
Distributor from time to time). The investor agrees that
shares equal in value to 5% of the intended purchase amount
will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by
the terms of the Prospectus, this Statement of Additional
Information and the application used for a Letter. If those
terms are amended, as they may be from time to time by the
Fund, the investor agrees to be bound by the amended terms
and that those amendments will apply automatically to
existing Letters.

      If the total eligible purchases made during the
Letter period do not equal or exceed the intended purchase
amount, the concessions previously paid to the dealer of
record for the account and the amount of sales charge
retained by the Distributor will be adjusted to the rates
applicable to actual total purchases. If total eligible
purchases during the Letter period exceed the intended
purchase amount and exceed the amount needed to qualify for
the next sales charge rate reduction set forth in the
Prospectus, the sales charges paid will be adjusted to the
lower rate. That adjustment will be made only if and when
the dealer returns to the Distributor the excess of the
amount of concessions allowed or paid to the dealer over
the amount of concessions that apply to the actual amount
of purchases. The excess concessions returned to the
Distributor will be used to purchase additional shares for
the investor's account at the net asset value per share in
effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

      The Transfer  Agent will not hold shares in escrow for
purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter.
If the intended  purchase amount under a Letter entered into
by  an   OppenheimerFunds   prototype  401(k)  plan  is  not
purchased  by the  plan  by the  end of the  Letter  period, there  will  be no  adjustment  of  concessions  paid to the
broker-dealer   or  financial   institution  of  record  for
accounts held in the name of that plan.

      In determining the total amount of purchases made
under a Letter, shares redeemed by the investor prior to
the termination of the Letter period will be deducted. It
is the responsibility of the dealer of record and/or the
investor to advise the Distributor about the Letter when
placing any purchase orders for the investor during the
Letter period. All of such purchases must be made through
the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent
purchases if necessary) made pursuant to a Letter, shares
of the Fund equal in value up to 5% of the intended
purchase amount specified in the Letter shall be held in
escrow by the Transfer Agent. For example, if the intended
purchase amount is $50,000, the escrow shall be shares
valued in the amount of $2,500 (computed at the offering
price adjusted for a $50,000 purchase). Any dividends and
capital gains distributions on the escrowed shares will be
credited to the investor's account.

      2. If the total minimum investment specified under
the Letter is completed within the 13-month Letter period,
the escrowed shares will be promptly released to the
investor.

      3. If, at the end of the 13-month Letter period the
total purchases pursuant to the Letter are less than the
intended purchase amount specified in the Letter, the
investor must remit to the Distributor an amount equal to
the difference between the dollar amount of sales charges
actually paid and the amount of sales charges which would
have been paid if the total amount purchased had been made
at a single time. That sales charge adjustment will apply
to any shares redeemed prior to the completion of the
Letter. If the difference in sales charges is not paid
within twenty days after a request from the Distributor or
the dealer, the Distributor will, within sixty days of the
expiration of the Letter, redeem the number of escrowed
shares necessary to realize such difference in sales
charges. Full and fractional shares remaining after such
redemption will be released from escrow. If a request is
received to redeem escrowed shares prior to the payment of
such additional sales charge, the sales charge will be
withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably
constitutes and appoints the Transfer Agent as
attorney-in-fact to surrender for redemption any or all
escrowed shares.

      The shares eligible for purchase under the Letter (or
the holding of which may be counted toward completion of a
Letter) include:

(a)   Class A shares sold with a front-end sales charge or
            subject to a Class A contingent deferred sales
            charge,

(b)   Class B shares of other Oppenheimer funds acquired
            subject to a contingent deferred sales charge,
            and
(c)   Class A or Class B shares acquired by exchange of
            either (1) Class A shares of one of the other
            Oppenheimer funds that were acquired subject to
            a Class A initial or contingent deferred sales
            charge or (2) Class B shares of one of the
            other Oppenheimer funds that were acquired
            subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically
be exchanged for shares of another fund to which an
exchange is requested, as described in the section of the
Prospectus entitled "How to Exchange Shares" and the escrow
will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you
must initially establish your account with $500.
Subsequently, you can establish an Asset Builder Plan to
automatically purchase additional shares directly from a
bank account for as little as $50. For those accounts
established prior to November 1, 2002 and which have
previously established Asset Builder Plans, additional
purchases will remain at $25. Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the
redemption restrictions for recent purchases described in
the Prospectus. Asset Builder Plans are available only if
your bank is an ACH member. Asset Builder Plans may not be
used to buy shares for OppenheimerFunds employer-sponsored
qualified retirement accounts. Asset Builder Plans also
enable shareholders of Oppenheimer Cash Reserves to use
their fund account to make monthly automatic purchases of
shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to
purchase shares of the Fund, your bank account will be
debited automatically. Normally the debit will be made two
business days prior to the investment dates you selected on
your application. Neither the Distributor, the Transfer
Agent nor the Fund shall be responsible for any delays in
purchasing shares that result from delays in ACH
transmissions.

      Before you establish Asset Builder payments, you
should obtain a prospectus of the selected fund(s) from
your financial advisor (or the Distributor) and request an
application from the Distributor. Complete the application
and return it. You may change the amount of your Asset
Builder payment or you can terminate these automatic
investments at any time by writing to the Transfer Agent.
The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions
to implement them. The Fund reserves the right to amend,
suspend or discontinue offering Asset Builder plans at any
time without prior notice.

Retirement Plans. Certain types of retirement plans are
entitled to purchase shares of the Fund without sales
charge or at reduced sales charge rates, as described in
Appendix B to this Statement of Additional Information.
Certain special sales charge arrangements described in that
Appendix apply to retirement plans whose records are
maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contract or special
arrangement with Merrill Lynch. If on the date the plan
sponsor signed the Merrill Lynch record keeping service
agreement the plan has less than $3 million in assets
(other than assets invested in money market funds) invested
in applicable investments, then the retirement plan may
purchase only Class B shares of the Oppenheimer funds. Any
retirement plans in that category that currently invest in
Class B shares of the Fund will have their Class B shares
converted to Class A shares of the Fund when the plan's
applicable investments reach $5 million.

      OppenheimerFunds has entered into arrangements with
certain record keepers whereby the Transfer Agent
compensates the record keeper for its record keeping and
account servicing functions that it performs on behalf of
the participant level accounts of a retirement plan. While
such compensation may act to reduce the record keeping fees
charged by the retirement plan's record keeper, that
compensation arrangement may be terminated at any time,
potentially affecting the record keeping fees charged by
the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase
orders for the Fund's shares (for example, when a purchase
check is returned to the Fund unpaid) causes a loss to be
incurred when the net asset values of the Fund's shares on
the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net
asset value per share multiplied by the number of shares in
the purchase order. The investor is responsible for that
loss. If the investor fails to compensate the Fund for the
loss, the Distributor will do so. The Fund may reimburse
the Distributor for that amount by redeeming shares from
any account registered in that investor's name, or the Fund
or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund
represents an interest in the same portfolio of investments
of the Fund. However, each class has different shareholder
privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends
payable on Class B, Class C or Class N shares will be
reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to
which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares
permits an investor to choose the method of purchasing
shares that is more appropriate for the investor. That may
depend on the amount of the purchase, the length of time
the investor expects to hold shares, and other relevant
circumstances. Class A shares normally are sold subject to
an initial sales charge. While Class B, Class C and Class N
shares have no initial sales charge, the purpose of the
deferred sales charge and asset-based sales charge on Class
B, Class C and Class N shares is the same as that of the
initial sales charge on Class A shares - to compensate the
Distributor and brokers, dealers and financial institutions
that sell shares of the Fund. A salesperson who is entitled
to receive compensation from his or her firm for selling
Fund shares may receive different levels of compensation
for selling one class of shares rather than another.

      The Distributor will not accept any order in the
amount of $500,000 or more for Class B shares or $1 million
or more for Class C shares on behalf of a single investor
(not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for
that investor to purchase Class A shares of the Fund.

Class A Shares Subject to a Contingent Deferred Sales
Charge. For purchases of Class A shares at net asset value
whether or not subject to a contingent deferred sales
charge as described in the Prospectus, no sales concessions
will be paid to the broker-dealer of record, as described
in the Prospectus, on sales of Class A shares purchased
with the redemption proceeds of shares of another mutual
fund offered as an investment option in a retirement plan
in which Oppenheimer funds are also offered as investment
options under a special arrangement with the Distributor,
if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under
that plan. Additionally, that concession will not be paid
on purchases of Class A shares by a retirement plan made
with the redemption proceeds of Class N shares of one or
more Oppenheimer funds held by the plan for more than 18
months.

      |X|   Class B Conversion. Under current
interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares
to Class A shares 72 months after purchase is not treated
as a taxable event for the shareholder. If those laws or
the IRS interpretation of those laws should change, the
automatic conversion feature may be suspended. In that
event, no further conversions of Class B shares would occur
while that suspension remained in effect. Although Class B
shares could then be exchanged for Class A shares on the
basis of relative net asset value of the two classes,
without the imposition of a sales charge or fee, such
exchange could constitute a taxable event for the
shareholder, and absent such exchange, Class B shares might
continue to be subject to the asset-based sales charge for
longer than six years.

      |X|   Availability of Class N Shares. In addition to
the description of the types of retirement plans which may
purchase Class N shares contained in the prospectus, Class
N shares also are offered to the following:
      o     to all rollover IRAs (including SEP IRAs and
            SIMPLE IRAs),
o     to all rollover contributions made to Individual
            401(k) plans, Profit-Sharing Plans and Money
            Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,

o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix B

            to this Statement of Additional Information)
            which have entered into a special agreement
            with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a)
            or 401(k) of the Internal Revenue Code, the
            recordkeeper or the plan sponsor for which has
            entered into a special agreement with the
            Distributor,
o     to Retirement Plans of a plan sponsor where the
            aggregate assets of all such plans invested in
            the Oppenheimer funds is $500,000 or more,

o     to OppenheimerFunds-sponsored Ascender 401(k) plans
            that pay for the purchase with the redemption
            proceeds of Class A shares of one or more
            Oppenheimer funds, and

         to certain customers of broker-dealers and
            financial advisors that are identified in a
            special agreement between the broker-dealer or
            financial advisor and the Distributor for that
            purpose.

      The sales concession and the advance of the service
fee, as described in the Prospectus, will not be paid to
dealers of record on sales of Class N shares on:
          purchases of Class N shares in amounts of
            $500,000 or more by a retirement plan that pays
            for the purchase with the redemption proceeds
            of Class A shares of one or more Oppenheimer
            funds (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan to any IRA invested in the
            Oppenheimer funds),
         purchases of Class N shares in amounts of $500,000
            or more by a retirement plan that pays for the
            purchase with the redemption proceeds of  Class
            C shares of one or more Oppenheimer funds held
            by the plan for more than one year (other than
            rollovers from an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan to any IRA
            invested in the Oppenheimer funds), and
         on purchases of Class N shares by an
            OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan made with the redemption proceeds
            of Class A shares of one or more Oppenheimer
            funds.

      No sales concessions will be paid to the
broker-dealer of record, as described in the Prospectus, on
sales of Class N shares purchased with the redemption
proceeds of shares of another mutual fund offered as an
investment option in a retirement plan in which Oppenheimer
funds are also offered as investment options under a
special arrangement with the Distributor, if the purchase
occurs more than 30 days after the Oppenheimer funds are
added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses
related to its daily operations, such as custodian fees,
Trustees' fees, transfer agency fees, legal fees and
auditing costs. Those expenses are paid out of the Fund's
assets and are  not paid directly by shareholders. However,
those expenses reduce the net asset values of shares, and
therefore are indirectly borne by shareholders through
their investment.

      The methodology for calculating the net asset value,
dividends and distributions of the Fund's share classes
recognizes two types of expenses. General expenses that do
not pertain specifically to any one class are allocated pro
rata to the shares of all classes. The allocation is based
on the percentage of the Fund's total assets that is
represented by the assets of each class, and then equally
to each outstanding share within a given class. Such
general expenses include management fees, legal,
bookkeeping and audit fees, printing and mailing costs of
shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders,
fees to unaffiliated Trustees, custodian expenses, share
issuance costs, organization and start-up costs, interest,
taxes and brokerage commissions, and non-recurring
expenses, such as litigation costs.
      Other expenses that are directly attributable to a
particular class are allocated equally to each outstanding
share within that class. Examples of such expenses include
distribution and service plan (12b-1) fees, transfer and
shareholder servicing agent fees and expenses, and
shareholder meeting expenses (to the extent that such
expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee
is assessed on any account valued at less than $500. This
fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the

         automatic conversion of shares from Class B to
         Class A shares;
o     Accounts with an active Asset Builder Plan, payroll
         deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts
         that are making continuing purchases;
o     Certain accounts held by broker-dealers through the
         National Securities Clearing Corporation; and
o     Accounts that fall below the $500 threshold due
         solely to market fluctuations within the 12-month
         period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying
accounts annually on or about the second to last business
day of September. This annual fee is waived for any
shareholders who elect to access their account documents
through electronic document delivery rather than in paper
copy and who elect to utilize the Internet or PhoneLink as
their primary source for their general servicing needs. To
sign up to access account documents electronically via
eDocs Direct, please visit the Service Center on our
website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862
           ------------------------
for instructions.

Determination of Net Asset Values Per Share. The net asset
values per share of each class of shares of the Fund are
determined as of the close of business of the Exchange on
each day that the Exchange is open. The calculation is done
by dividing the value of the Fund's net assets attributable
to a class by the number of shares of that class that are
outstanding. The Exchange normally closes at 4:00 P.M.,
Eastern time, but may close earlier on some other days (for
example, in case of weather emergencies or on days falling
before a U.S. holiday). All references to time in this
Statement of Additional Information mean "Eastern time."
The Exchange's most recent annual announcement (which is
subject to change) states that it will close on New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. It may also close on
other days.

      Dealers other than Exchange members may conduct
trading in certain securities on days on which the Exchange
is closed (including weekends and holidays) or after 4:00
P.M. on a regular business day. Because the Fund's net
asset values will not be calculated on those days, the
Fund's net asset values per share may be significantly
affected on such days when shareholders may not purchase or
redeem shares. Additionally, trading on European and Asian
stock exchanges and over-the-counter markets normally is
completed before the close of the Exchange.

      Changes in the values of securities traded on foreign
exchanges or markets as a result of events that occur after
the prices of those securities are determined, but before
the close of The Exchange, will not be reflected in the
Fund's calculation of its net asset values that day unless
the Manager determines that the event is likely to effect a
material change in the value of the security. The Manager,
or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under
procedures established by the Board and subject to the
approval, ratification and confirmation by the Board at its
next ensuing meeting.

      |X|   Securities Valuation. The Fund's Board of
Trustees has established procedures for the valuation of
the Fund's securities. In general those procedures are as
follows:

         Equity securities traded on a U.S. securities
exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly reported, they
               are valued at the last reported sale price
               on the principal exchange on which they are
               traded or on Nasdaq, as applicable, on that
               day, or

(2)   if last sale information is not available on a
               valuation date, they are valued at the last
               reported sale price preceding the valuation
               date if it is within the spread of the
               closing "bid" and "asked" prices on the
               valuation date or, if not,  at the closing
               "bid" price on the valuation date.

         Equity securities traded on a foreign securities
exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing
               service approved by the Board of

               Trustees/Directors, or
(2)   at the last sale price obtained by the Manager from

               the report of the principal exchange on
               which the security is traded at its last
               trading session on or immediately before the
               valuation date, or
(3)   at the mean between the "bid" and "asked" prices
               obtained from the principal exchange on
               which the security is traded or, on the
               basis of reasonable inquiry, from two market
               makers in the security.

         Long-term debt securities having a remaining
maturity in excess of 60 days are valued based on the mean
between the "bid" and "asked" prices determined by a
portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market
makers in the security on the basis of reasonable inquiry.
         The following securities are valued at the mean
between the "bid" and "asked" prices determined by a
pricing service approved by the Fund's Board of Trustees or
obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than

               397 days when issued,
(2)   debt instruments that had a maturity of 397 days or
               less when issued and have a remaining
               maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity
               of 397 days or less when issued and which
               have a remaining maturity of 60 days or less.
         The following securities are valued at cost,
adjusted for amortization of premiums and accretion of
discounts:
(1)   money market debt securities held by a non-money
         market fund that had a maturity of less than 397
         days when issued that have a remaining maturity of
         60 days or less, and
(2)   debt instruments held by a money market fund that
         have a remaining maturity of 397 days or less.
         Securities (including restricted securities) not

having readily-available market quotations are valued at
fair value determined under the Board's procedures. If the
Manager is unable to locate two market makers willing to
give quotes, a security may be priced at the mean between
the "bid" and "asked" prices provided by a single active
market maker (which in certain cases may be the "bid" price
if no "asked" price is available).

      In the case of U.S. government securities,
mortgage-backed securities, corporate bonds and foreign
government securities, when last sale information is not
generally available, the Manager may use pricing services
approved by the Board of Trustees/Directors. The pricing
service may use "matrix" comparisons to the prices for
comparable instruments on the basis of quality, yield and
maturity. Other special factors may be involved (such as
the tax-exempt status of the interest paid by municipal
securities). The Manager will monitor the accuracy of the
pricing services. That monitoring may include comparing
prices used for portfolio valuation to actual sales prices
of selected securities.

      The closing prices in the London foreign exchange
market on a particular business day that are provided to
the Manager by a bank, dealer or pricing service that the
Manager has determined to be reliable are used to value
foreign currency, including forward contracts, and to
convert to U.S. dollars securities that are denominated in
foreign currency.

      Puts, calls, and futures are valued at the last sale
price on the principal exchange on which they are traded or
on Nasdaq, as applicable, as determined by a pricing
service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be
valued at the last sale price on the preceding trading day
if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange or on Nasdaq on the
valuation date. If not, the value shall be the closing bid
price on the principal exchange or on Nasdaq on the
valuation date. If the put, call or future is not traded on
an exchange or on Nasdaq, it shall be valued by the mean
between "bid" and "asked" prices obtained by the Manager
from two active market makers. In certain cases that may be
at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to
the premium received is included in the Fund's Statement of
Assets and Liabilities as an asset. An equivalent credit is
included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of
the option. In determining the Fund's gain on investments,
if a call or put written by the Fund is exercised, the
proceeds are increased by the premium received. If a call
or put written by the Fund expires, the Fund has a gain in
the amount of the premium. If the Fund enters into a
closing purchase transaction, it will have a gain or loss,
depending on whether the premium received was more or less
than the cost of the closing transaction. If the Fund
exercises a put it holds, the amount the Fund receives on
its sale of the underlying investment is reduced by the
amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions
for redeeming shares set forth in the Prospectus.

Reinvestment Privilege. Within six months of a redemption,
a shareholder may reinvest all or part of the redemption
proceeds of:
  Class A shares purchased subject to an initial sales
     charge or Class A shares on which a contingent
     deferred sales charge was paid, or
  Class B shares that were subject to the Class B
     contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge
only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are
exchangeable as described in "How to Exchange Shares"
below. Reinvestment will be at the net asset value next
computed after the Transfer Agent receives the reinvestment
order. The shareholder must ask the Transfer Agent for that
privilege at the time of reinvestment. This privilege does
not apply to Class C, Class N or Class Y shares. The Fund
may amend, suspend or cease offering this reinvestment
privilege at any time as to shares redeemed after the date
of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares
were redeemed is taxable, and reinvestment will not alter
any capital gains tax payable on that gain. If there has
been a capital loss on the redemption, some or all of the
loss may not be tax deductible, depending on the timing and
amount of the reinvestment. Under the Internal Revenue
Code, if the redemption proceeds of Fund shares on which a
sales charge was paid are reinvested in shares of the Fund
or another of the Oppenheimer funds within 90 days of
payment of the sales charge, the shareholder's basis in the
shares of the Fund that were redeemed may not include the
amount of the sales charge paid. That would reduce the loss
or increase the gain recognized from the redemption.
However, in that case the sales charge would be added to
the basis of the shares acquired by the reinvestment of the
redemption proceeds.

Payments "In Kind". The Prospectus states that payment for
shares tendered for redemption is ordinarily made in cash.
However, under certain circumstances, the Board of Trustees
of the Fund may determine that it would be detrimental to
the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly
in cash. In that case, the Fund may pay the redemption
proceeds in whole or in part by a distribution "in kind" of
liquid securities from the portfolio of the Fund, in lieu
of cash.

      The Fund has elected to be governed by Rule 18f-1
under the Investment Company Act. Under that rule, the Fund
is obligated to redeem shares solely in cash up to the
lesser of $250,000 or 1% of the net assets of the Fund
during any 90-day period for any one shareholder. If shares
are redeemed in kind, the redeeming shareholder might incur
brokerage or other costs in selling the securities for
cash. The Fund will value securities used to pay
redemptions in kind using the same method the Fund uses to
value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That
valuation will be made as of the time the redemption price
is determined.

Involuntary Redemptions. The Fund's Board of Trustees has
the right to cause the involuntary redemption of the shares
held in any account if the aggregate net asset value of
those shares is less than $200 or such lesser amount as the
Board may fix. The Board will not cause the involuntary
redemption of shares in an account if the aggregate net
asset value of such shares has fallen below the stated
minimum solely as a result of market fluctuations. If the
Board exercises this right, it may also fix the
requirements for any notice to be given to the shareholders
in question (not less than 30 days). The Board may
alternatively set requirements for the shareholder to
increase the investment, or set other terms and conditions
so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different
registration is not an event that triggers the payment of
sales charges. Therefore, shares are not subject to the
payment of a contingent deferred sales charge of any class
at the time of transfer to the name of another person or
entity. It does not matter whether the transfer occurs by
absolute assignment, gift or bequest, as long as it does
not involve, directly or indirectly, a public sale of the
shares. When shares subject to a contingent deferred sales
charge are transferred, the transferred shares will remain
subject to the contingent deferred sales charge. It will be
calculated as if the transferee shareholder had acquired
the transferred shares in the same manner and at the same
time as the transferring shareholder.

      If less than all shares held in an account are
transferred, and some but not all shares in the account
would be subject to a contingent deferred sales charge if
redeemed at the time of transfer, the priorities described
in the Prospectus under "How to Buy Shares" for the
imposition of the Class B, Class C and Class N contingent
deferred sales charge will be followed in determining the
order in which shares are transferred.

Distributions From Retirement Plans. Requests for
distributions from OppenheimerFunds-sponsored IRAs,
SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing plans should be
addressed to "Trustee, OppenheimerFunds Retirement Plans,"
c/o the Transfer Agent at its address listed in "How To
Sell Shares" in the Prospectus or on the back cover of this
Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the
         distribution is premature; and
(3)   conform to the requirements of the plan and the
         Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors)
in OppenheimerFunds-sponsored pension or profit-sharing
plans with shares of the Fund held in the name of the plan
or its fiduciary may not directly request redemption of
their accounts. The plan administrator or fiduciary must
sign the request.

      Distributions from pension and profit sharing plans
are subject to special requirements under the Internal
Revenue Code and certain documents (available from the
Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.
Distributions from retirement plans are subject to
withholding requirements under the Internal Revenue Code,
and IRS Form W-4P (available from the Transfer Agent) must
be submitted to the Transfer Agent with the distribution
request, or the distribution may be delayed. Unless the
shareholder has provided the Transfer Agent with a
certified tax identification number, the Internal Revenue
Code requires that tax be withheld from any distribution
even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer
Agent assume no responsibility to determine whether a
distribution satisfies the conditions of applicable tax
laws and will not be responsible for any tax penalties
assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers
and Brokers. The Distributor is the Fund's agent to
repurchase its shares from authorized dealers or brokers on
behalf of their customers. Shareholders should contact
their broker or dealer to arrange this type of redemption.
The repurchase price per share will be the net asset value
next computed after the Distributor receives an order
placed by the dealer or broker. However, if the Distributor
receives a repurchase order from a dealer or broker after
the close of the Exchange on a regular business day, it
will be processed at that day's net asset value if the
order was received by the dealer or broker from its
customers prior to the time the Exchange closes. Normally,
the Exchange closes at 4:00 P.M., but may do so earlier on
some days. Additionally, the order must have been
transmitted to and received by the Distributor prior to its
close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer
under this procedure, payment will be made within three
business days after the shares have been redeemed upon the
Distributor's receipt of the required redemption documents
in proper form. The signature(s) of the registered owners
on the redemption documents must be guaranteed as described
in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning
shares of the Fund valued at $5,000 or more can authorize
the Transfer Agent to redeem shares (having a value of at
least $50) automatically on a monthly, quarterly,
semi-annual or annual basis under an Automatic Withdrawal
Plan. Shares will be redeemed three business days prior to
the date requested by the shareholder for receipt of the
payment. Automatic withdrawals of up to $1,500 per month
may be requested by telephone if payments are to be made by
check payable to all shareholders of record. Payments must
also be sent to the address of record for the account and
the address must not have been changed within the prior 30
days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be
arranged on this basis.

      Payments are normally made by check, but shareholders
having AccountLink privileges (see "How To Buy Shares") may
arrange to have Automatic Withdrawal Plan payments
transferred to the bank account designated on the account
application or by signature-guaranteed instructions sent to
the Transfer Agent. Shares are normally redeemed pursuant
to an Automatic Withdrawal Plan three business days before
the payment transmittal date you select in the account
application. If a contingent deferred sales charge applies
to the redemption, the amount of the check or payment will
be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the
date requested. The Fund reserves the right to amend,
suspend or discontinue offering these plans at any time
without prior notice. Because of the sales charge assessed
on Class A share purchases, shareholders should not make
regular additional Class A share purchases while
participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish
automatic withdrawal plans, because of the potential
imposition of the contingent deferred sales charge on such
withdrawals (except where the Class B, Class C or Class N
contingent deferred sales charge is waived as described in
Appendix B to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange
Plan, the shareholder agrees to the terms and conditions
that apply to such plans, as stated below. These provisions
may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will
automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can
authorize the Transfer Agent to exchange a pre-determined
amount of shares of the Fund for shares (of the same class)
of other Oppenheimer funds automatically on a monthly,
quarterly, semi-annual or annual basis under an Automatic
Exchange Plan. The minimum amount that may be exchanged to
each other fund account is $50. Instructions should be
provided on the OppenheimerFunds Application or
signature-guaranteed instructions. Exchanges made under
these plans are subject to the restrictions that apply to
exchanges as set forth in "How to Exchange Shares" in the
Prospectus and below in this Statement of Additional
Information.

Automatic  Withdrawal Plans. Fund shares will be redeemed as necessary  to  meet  withdrawal  payments.  Shares  acquired without  a sales  charge  will  be  redeemed  first.  Shares
acquired  with   reinvested   dividends  and  capital  gains
distributions  will be  redeemed  next,  followed  by shares acquired  with a sales  charge,  to the extent  necessary to
make   withdrawal   payments.   Depending  upon  the  amount
withdrawn,   the  investor's   principal  may  be  depleted.
Payments  made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's
Automatic Withdrawal Plan as agent for the shareholder(s)
(the "Planholder") who executed the Plan authorization and
application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to
the Planholder for any action taken or not taken by the
Transfer Agent in good faith to administer the Plan. Share
certificates will not be issued for shares of the Fund
purchased for and held under the Plan, but the Transfer
Agent will credit all such shares to the account of the
Planholder on the records of the Fund. Any share
certificates held by a Planholder may be surrendered
unendorsed to the Transfer Agent with the Plan application
so that the shares represented by the certificate may be
held under the Plan.

      For accounts subject to Automatic Withdrawal Plans,
distributions of capital gains must be reinvested in shares
of the Fund, which will be done at net asset value without
a sales charge. Dividends on shares held in the account may
be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments
at the net asset value per share determined on the
redemption date. Checks or AccountLink payments
representing the proceeds of Plan withdrawals will normally
be transmitted three business days prior to the date
selected for receipt of the payment, according to the
choice specified in writing by the Planholder. Receipt of
payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments
and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any
time by the Planholder by writing to the Transfer Agent.
The Planholder should allow at least two weeks' time after
mailing such notification for the requested change to be
put in effect. The Planholder may, at any time, instruct
the Transfer Agent by written notice to redeem all, or any
part of, the shares held under the Plan. That notice must
be in proper form in accordance with the requirements of
the then-current Prospectus of the Fund. In that case, the
Transfer Agent will redeem the number of shares requested
at the net asset value per share in effect and will mail a
check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by
writing to the Transfer Agent. The Fund may also give
directions to the Transfer Agent to terminate a Plan. The
Transfer Agent will also terminate a Plan upon its receipt
of evidence satisfactory to it that the Planholder has died
or is legally incapacitated. Upon termination of a Plan by
the Transfer Agent or the Fund, shares that have not been
redeemed will be held in uncertificated form in the name of
the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and
until proper instructions are received from the Planholder,
his or her executor or guardian, or another authorized
person.

      To use Class A shares held under the Plan as
collateral for a debt, the Planholder may request issuance
of a portion of the shares in certificated form. Upon
written request from the Planholder, the Transfer Agent
will determine the number of shares for which a certificate
may be issued without causing the withdrawal checks to
stop. However, should such uncertificated shares become
exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent
for the Fund, the Planholder will be deemed to have
appointed any successor transfer agent to act as agent in
administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class
of Oppenheimer funds having more than one class of shares
may be exchanged only for shares of the same class of other
Oppenheimer funds. Shares of Oppenheimer funds that have a
single class without a class designation are deemed "Class
A" shares for this purpose. You can obtain a current list
showing which funds offer which classes of shares by
calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A,
      B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.        Centennial New York Tax Exempt
                                           Trust
      Centennial California Tax Exempt     Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust          Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:

      Oppenheimer AMT-Free New York        Oppenheimer Pennsylvania Municipal
      Municipals                           Fund
      Oppenheimer California Municipal     Oppenheimer Rochester National
      Fund                                 Municipals
      Oppenheimer Limited Term Municipal   Oppenheimer Senior Floating Rate
      Fund                                 Fund
      Oppenheimer Municipal Bond Fund      Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal     Rochester Fund Municipals
      Fund

      The following funds do not offer Class Y shares:

      Oppenheimer AMT-Free New York        Oppenheimer Limited Term Municipal
      Municipals                           Fund
      Oppenheimer California Municipal     Oppenheimer Multiple Strategies Fund
      Fund
      Oppenheimer Capital Income Fund      Oppenheimer New Jersey Municipal Fund
      Oppenheimer Cash Reserves            Oppenheimer Pennsylvania Municipal

                                           Fund

      Oppenheimer Champion Income Fund     Oppenheimer Principal Protected Main
                                           Street Fund
      Oppenheimer Convertible Securities   Oppenheimer Quest Capital Value Fund,
      Fund                                 Inc.
      Oppenheimer Disciplined Allocation   Oppenheimer Quest International Value
      Fund                                 Fund, Inc.
      Oppenheimer Developing Markets Fund  Oppenheimer Rochester National
                                           Municipals
      Oppenheimer Gold & Special Minerals  Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer International Bond Fund  Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth     Oppenheimer Total Return Bond Fund
      Fund
      Oppenheimer International Small      Limited Term New York Municipal Fund
      Company Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not
      be exchanged for shares of any other fund.

o     Class B, Class C and Class N shares of Oppenheimer
      Cash Reserves are generally available only by
      exchange from the same class of shares of other
      Oppenheimer funds or through
      OppenheimerFunds-sponsored 401(k) plans.

o     Class M shares of Oppenheimer Convertible Securities
      Fund may be exchanged only for Class A shares of
      other Oppenheimer funds. They may not be acquired by
      exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of
      Oppenheimer Money Market Fund or Oppenheimer Cash
      Reserves acquired by exchange of Class M shares.

o     Class X shares of Limited Term New York Municipal
      Fund may be exchanged only for Class B shares of
      other Oppenheimer funds and no exchanges may be made
      to Class X shares.

o     Shares of Oppenheimer Capital Preservation Fund may
      not be exchanged for shares of Oppenheimer Money
      Market Fund, Inc., Oppenheimer Cash Reserves or
      Oppenheimer Limited-Term Government Fund. Only
      participants in certain retirement plans may purchase
      shares of Oppenheimer Capital Preservation Fund, and
      only those participants may exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Capital
      Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate
      Fund are not available by exchange of shares of
      Oppenheimer Money Market Fund or Class A shares of
      Oppenheimer Cash Reserves.
   Class A shares of Oppenheimer funds may be exchanged at
      net asset value for shares of any money market fund
      offered by the Distributor. Shares of any money
      market fund purchased without a sales charge may be
      exchanged for shares of Oppenheimer funds offered
      with a sales charge upon payment of the sales charge.
      They may also be used to purchase shares of
      Oppenheimer funds subject to an early withdrawal
      charge or contingent deferred sales charge.
      o     Shares of Oppenheimer Money Market Fund, Inc.
      purchased with the redemption proceeds of shares of
      other mutual funds (other than funds managed by the
      Manager or its subsidiaries) redeemed within the 30
      days prior to that purchase may subsequently be
      exchanged for shares of other Oppenheimer funds
      without being subject to an initial sales charge or
      contingent deferred sales charge. To qualify for that
      privilege, the investor or the investor's dealer must
      notify the Distributor of eligibility for this
      privilege at the time the shares of Oppenheimer Money
      Market Fund, Inc. are purchased. If requested, they
      must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of
      dividends or distributions from any of the other
      Oppenheimer funds or from any unit investment trust
      for which reinvestment arrangements have been made
      with the Distributor may be exchanged at net asset
      value for shares of any of the Oppenheimer funds.

               o  Shares of Oppenheimer Principal Protected
      Main Street Fund I may be exchanged at net asset
      value for shares of any of the Oppenheimer funds.
      However, shareholders are not permitted to exchange
      shares of other Oppenheimer funds for shares of
      Oppenheimer Principal Protected Main Street Fund
      until after the expiration of the warranty period
      (8/5/2010).

      The Fund may amend, suspend or terminate the exchange
privilege at any time. Although the Fund may impose these
changes at any time, it will provide you with notice of
those changes whenever it is required to do so by
applicable law. It may be required to provide 60 days'
notice prior to materially amending or terminating the
exchange privilege. That 60 day notice is not required in
extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales
Charges. No contingent deferred sales charge is imposed on
exchanges of shares of any class purchased subject to a
contingent deferred sales charge, with the following
exceptions:

o     When Class A shares of any Oppenheimer fund (other
than Rochester National Municipals and Rochester Fund
Municipals) acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent
deferred sales charge are redeemed within 18 months
measured from the beginning of the calendar month of the
initial purchase of the exchanged Class A shares, the Class
A contingent deferred sales charge is imposed on the
redeemed shares.

o     When Class A shares of Rochester National Municipals
and Rochester Fund Municipals acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed
within 24 months of the beginning of the calendar month of
the initial purchase of the exchanged Class A shares, the
Class A contingent deferred sales charge is imposed on the
redeemed shares.

o     If any Class A shares of another Oppenheimer fund
that are exchanged for Class A shares of Oppenheimer Senior
Floating Rate Fund are subject to the Class A contingent
deferred sales charge of the other Oppenheimer fund at the
time of exchange, the holding period for that Class A
contingent deferred sales charge will carry over to the
Class A shares of Oppenheimer Senior Floating Rate Fund
acquired in the exchange. The Class A shares of Oppenheimer
Senior Floating Rate Fund acquired in that exchange will be
subject to the Class A Early Withdrawal Charge of
Oppenheimer Senior Floating Rate Fund if they are
repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and
Oppenheimer Money Market Fund, Inc. acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to
a Class A contingent deferred sales charge are redeemed
within the Class A holding period of the fund from which
the shares were exchanged, the Class A contingent deferred
sales charge of the fund from which the shares were
exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B
contingent deferred sales charge is imposed on Class B
shares acquired by exchange if they are redeemed within six
years of the initial purchase of the exchanged Class B
shares.

o     With respect to Class C shares, the Class C
contingent deferred sales charge is imposed on Class C
shares acquired by exchange if they are redeemed within 12
months of the initial purchase of the exchanged Class C
shares.

o     With respect to Class N shares, a 1% contingent
deferred sales charge will be imposed if the retirement
plan (not including IRAs and 403(b) plans) is terminated or
Class N shares of all Oppenheimer funds are terminated as
an investment option of the plan and Class N shares are
redeemed within 18 months after the plan's first purchase
of Class N shares of any Oppenheimer fund or with respect
to an individual retirement plan or 403(b) plan, Class N
shares are redeemed within 18 months of the plan's first
purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed
to effect an exchange, the priorities described in "How To
Buy Shares" in the Prospectus for the imposition of the
Class B, Class C or Class N contingent deferred sales
charge will be followed in determining the order in which
the shares are exchanged. Before exchanging shares,
shareholders should take into account how the exchange may
affect any contingent deferred sales charge that might be
imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class
must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund
reserves the right to reject telephone or written exchange
requests submitted in bulk by anyone on behalf of more than
one account. The Fund may accept requests for exchanges of
up to 50 accounts per day from representatives of
authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging
shares by telephone, a shareholder must have an existing
account in the fund to which the exchange is to be made.
Otherwise, the investors must obtain a prospectus of that
fund before the exchange request may be submitted. If all
telephone lines are busy (which might occur, for example,
during periods of substantial market fluctuations),
shareholders might not be able to request exchanges by
telephone and would have to submit written exchange
requests.

Processing  Exchange  Requests.  Shares to be exchanged  are redeemed  on the regular  business  day the  Transfer  Agent
receives   an   exchange   request   in  proper   form  (the
"Redemption  Date").  Normally,  shares  of the  fund  to be acquired are  purchased  on the  Redemption  Date,  but such purchases  may be delayed by either fund up to five business days if it determines that it would be  disadvantaged  by an immediate  transfer  of the  redemption  proceeds.  The Fund reserves  the  right,  in  its  discretion,  to  refuse  any exchange request that may  disadvantage it. For example,  if the  receipt of  multiple  exchange  requests  from a dealer might require the  disposition of portfolio  securities at a time or at a price  that  might  be  disadvantageous  to the
Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one
fund to another, any special account feature such as an
Asset Builder Plan or Automatic Withdrawal Plan, will be
switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption
and exchange features such as Automatic Exchange Plans and
Automatic Withdrawal Plans cannot be switched to an account
in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number
of shares exchanged may be less than the number requested
if the exchange or the number requested would include
shares subject to a restriction cited in the Prospectus or
this Statement of Additional Information, or would include
shares covered by a share certificate that is not tendered
with the request. In those cases, only the shares available
for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for
exchange have different investment objectives, policies and
risks. A shareholder should assure that the fund selected
is appropriate for his or her investment and should be
aware of the tax consequences of an exchange. For federal
income tax purposes, an exchange transaction is treated as
a redemption of shares of one fund and a purchase of shares
of another. "Reinvestment Privilege," above, discusses some
of the tax consequences of reinvestment of redemption
proceeds in such cases. The Fund, the Distributor, and the
Transfer Agent are unable to provide investment, tax or
legal advice to a shareholder in connection with an
exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend
rate and there can be no assurance as to the payment of any
dividends or the realization of any capital gains. The
dividends and distributions paid by a class of shares will
vary from time to time depending on market conditions, the
composition of the Fund's portfolio, and expenses borne by
the Fund or borne separately by a class. Dividends are
calculated in the same manner, at the same time, and on the
same day for each class of shares. However, dividends on
Class B, Class C and Class N shares are expected to be
lower than dividends on Class A and Class Y shares. That is
because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares. Those dividends will
also differ in amount as a consequence of any difference in
the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of
Fund shares represented by
checks returned to the Transfer Agent by the Postal Service
as undeliverable will be invested in shares of Oppenheimer
Money Market Fund, Inc. Reinvestment will be made as
promptly as possible after the return of such checks to the
Transfer Agent, to enable the investor to earn a return on
otherwise idle funds. Unclaimed accounts may be subject to
state escheatment laws, and the Fund and the Transfer Agent
will not be liable to shareholders or their representatives
for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and
Redemptions of Shares. The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly
highlighted in the Prospectus. The following is only a
summary of certain additional tax considerations generally
affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this
Statement of Additional Information is based on tax law in
effect on the date of the Prospectus and this Statement of
Additional Information. Those laws and regulations may be
changed by legislative, judicial, or administrative action,
sometimes with retroactive effect. State and local tax
treatment of ordinary income dividends and capital gain
dividends from regulated investment companies may differ
from the treatment under the Internal Revenue Code
described below. Potential purchasers of shares of the Fund
are urged to consult their tax advisers with specific
reference to their own tax circumstances as well as the
consequences of federal, state and local tax rules
affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund
has elected to be taxed as a regulated investment company
under Subchapter M of the Internal Revenue Code of 1986, as
amended. As a regulated investment company, the Fund is not
subject to federal income tax on the portion of its net
investment income (that is, taxable interest, dividends,
and other taxable ordinary income, net of expenses) and
capital gain net income (that is, the excess of net
long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification
enables the Fund to "pass through" its income and realized
capital gains to shareholders without having to pay tax on
them. This avoids a "double tax" on that income and capital
gains, since shareholders normally will be taxed on the
dividends and capital gains they receive from the Fund
(unless their Fund shares are held in a retirement account
or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of
complex tests relating to qualification that the Fund might
not meet in a particular year. If it did not qualify as a
regulated investment company, the Fund would be treated for
tax purposes as an ordinary corporation and would receive
no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the
Fund must distribute at least 90% of its investment company
taxable income (in brief, net investment income and the
excess of net short-term capital gain over net long-term
capital loss) for the taxable year. The Fund must also
satisfy certain other requirements of the Internal Revenue
Code, some of which are described below. Distributions by
the Fund made during the taxable year or, under specified
circumstances, within 12 months after the close of the
taxable year, will be considered distributions of income
and gains for the taxable year and will therefore count
toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the
Fund must derive at least 90% of its gross income from
dividends, interest, certain payments with respect to
securities loans, gains from the sale or other disposition
of stock or securities or foreign currencies (to the extent
such currency gains are directly related to the regulated
investment company's principal business of investing in
stock or securities) and certain other income.

      In addition to satisfying the requirements described
above, the Fund must satisfy an asset diversification test
in order to qualify as a regulated investment company.
Under that test, at the close of each quarter of the Fund's
taxable year, at least 50% of the value of the Fund's
assets must consist of cash and cash items (including
receivables), U.S. government securities, securities of
other regulated investment companies, and securities of
other issuers. As to each of those issuers, the Fund must
not have invested more than 5% of the value of the Fund's
total assets in securities of each such issuer and the Fund
must not hold more than 10% of the outstanding voting
securities of each such issuer. No more than 25% of the
value of its total assets may be invested in the securities
of any one issuer (other than U.S. government securities
and securities of other regulated investment companies), or
in two or more issuers which the Fund controls and which
are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed
by certain agencies or instrumentalities of the U.S.
government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the
Internal Revenue Code, by December 31 each year, the Fund
must distribute 98% of its taxable investment income earned
from January 1 through December 31 of that year and 98% of
its capital gains realized in the period from November 1 of
the prior year through October 31 of the current year. If
it does not, the Fund must pay an excise tax on the amounts
not distributed. It is presently anticipated that the Fund
will meet those requirements. To meet this requirement, in
certain circumstances the Fund might be required to
liquidate portfolio investments to make sufficient
distributions to avoid excise tax liability. However, the
Board of Trustees and the Manager might determine in a
particular year that it would be in the best interests of
shareholders for the Fund not to make such distributions at
the required levels and to pay the excise tax on the
undistributed amounts. That would reduce the amount of
income or capital gains available for distribution to
shareholders.

Taxation of Fund Distributions. The Fund anticipates
distributing substantially all of its investment company
taxable income for each taxable year. Those distributions
will be taxable to shareholders as ordinary income and
treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code
govern the eligibility of the Fund's dividends for the
dividends-received deduction for corporate shareholders.
Long-term capital gains distributions are not eligible for
the deduction. The amount of dividends paid by the Fund
that may qualify for the deduction is limited to the
aggregate amount of qualifying dividends that the Fund
derives from portfolio investments that the Fund has held
for a minimum period, usually 46 days. A corporate
shareholder will not be eligible for the deduction on
dividends paid on Fund shares held for 45 days or less. To
the extent the Fund's dividends are derived from gross
income from option premiums, interest income or short-term
gains from the sale of securities or dividends from foreign
corporations, those dividends will not qualify for the
deduction.

      The Fund may either retain or distribute to
shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.
If net long term capital gains are distributed and
designated as a capital gain distribution, it will be
taxable to shareholders as a long-term capital gain and
will be properly identified in reports sent to shareholders
in January of each year. Such treatment will apply no
matter how long the shareholder has held his or her shares
or whether that gain was recognized by the Fund before the
shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain,
the Fund will be subject to tax on it at the 35% corporate
tax rate. If the Fund elects to retain its net capital
gain, the Fund will provide to shareholders of record on
the last day of its taxable year information regarding
their pro rata share of the gain and tax paid. As a result,
each shareholder will be required to report his or her pro
rata share of such gain on their tax return as long-term
capital gain, will receive a refundable tax credit for
his/her pro rata share of tax paid by the Fund on the gain,
and will increase the tax basis for his/her shares by an
amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund
from sources within foreign countries may be subject to
foreign taxes withheld at the source. The United States has
entered into tax treaties with many foreign countries which
entitle the Fund to a reduced rate of, or exemption from,
taxes on such income.

      Distributions by the Fund that do not constitute
ordinary income dividends or capital gain distributions
will be treated as a return of capital to the extent of the
shareholder's tax basis in their shares. Any excess will be
treated as gain from the sale of those shares, as discussed
below. Shareholders will be advised annually as to the U.S.
federal income tax consequences of distributions made (or
deemed made) during the year. If prior distributions made
by the Fund must be re-characterized as a non-taxable
return of capital at the end of the fiscal year as a result
of the effect of the Fund's investment policies, they will
be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the
manner described above regardless of whether the
distributions are paid in cash or reinvested in additional
shares of the Fund (or of another fund). Shareholders
receiving a distribution in the form of additional shares
will be treated as receiving a distribution in an amount
equal to the fair market value of the shares received,
determined as of the reinvestment date.

      The Fund will be required in certain cases to
withhold 28% of ordinary income dividends, capital gains
distributions and the proceeds of the redemption of shares,
paid to any shareholder (1) who has failed to provide a
correct taxpayer identification number or to properly
-------
certify that number when required, (2) who is subject to
backup withholding for failure to report the receipt of
interest or dividend income properly, or (3) who has failed
to certify to the Fund that the shareholder is not subject
to backup withholding or is an "exempt recipient" (such as
a corporation). All income and any tax withheld by the Fund
is remitted by the Fund to the U.S. Treasury and is
identified in reports mailed to shareholders in January of
each year.

Tax Effects of Redemptions of Shares. If a shareholder
redeems all or a portion of his/her shares, the shareholder
will recognize a gain or loss on the redeemed shares in an
amount equal to the difference between the proceeds of the
redeemed shares and the shareholder's adjusted tax basis in
the shares. All or a portion of any loss recognized in that
manner may be disallowed if the shareholder purchases other
shares of the Fund within 30 days before or after the
redemption.

      In general, any gain or loss arising from the
redemption of shares of the Fund will be considered capital
gain or loss, if the shares were held as a capital asset.
It will be long-term capital gain or loss if the shares
were held for more than one year. However, any capital loss
arising from the redemption of shares held for six months
or less will be treated as a long-term capital loss to the
extent of the amount of capital gain dividends received on
those shares. Special holding period rules under the
Internal Revenue Code apply in this case to determine the
holding period of shares and there are limits on the
deductibility of capital losses in any year.

Foreign Shareholders. Under U.S. tax law, taxation of a
shareholder who is a foreign person (to include, but not
limited to, a nonresident alien individual, a foreign
trust, a foreign estate, a foreign corporation, or a
foreign partnership) primarily depends on whether the
foreign person's income from the Fund is effectively
connected with the conduct of a U.S. trade or business.
Typically, ordinary income dividends paid from a mutual
fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund
(and are deemed not "effectively connected income") to
foreign persons will be subject to a U.S. tax withheld by
the Fund at a rate of 28%, provided the Fund obtains a
properly completed and signed Certificate of Foreign
Status. The tax rate may be reduced if the foreign person's
country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income
dividends paid by the Fund. All income and any tax withheld
by the Fund is remitted by the Fund to the U.S. Treasury
and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are
                                                     ---
effectively connected with the conduct of a U.S. trade or
business, then the foreign person may claim an exemption
from the U.S. tax described above provided the Fund obtains
a properly completed and signed Certificate of Foreign
Status.  If the foreign person fails to provide a
certification of his/her foreign status, the Fund will be
required to withhold U.S. tax at a rate of 28% on ordinary
income dividends, capital gains distributions and the
proceeds of the redemption of shares, paid to any foreign
person. All income and any tax withheld (in this situation)
by the Fund is remitted by the Fund to the U.S. Treasury
and is identified in reports mailed to shareholders in
January of each year.

      The tax consequences to foreign persons entitled to
claim the benefits of an applicable tax treaty may be
different from those described herein. Foreign shareholders
are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax
consequences to them of an investment in the Fund,
including the applicability of the U.S. withholding taxes
described above.

Dividend Reinvestment in Another Fund. Shareholders of the
Fund may elect to reinvest all dividends and/or capital
gains distributions in shares of the same class of any of
the other Oppenheimer funds listed above. Reinvestment will
be made without sales charge at the net asset value per
share in effect at the close of business on the payable
date of the dividend or distribution. To elect this option,
the shareholder must notify the Transfer Agent in writing
and must have an existing account in the fund selected for
reinvestment. Otherwise the shareholder first must obtain a
prospectus for that fund and an application from the
Distributor to establish an account. Dividends and/or
distributions from shares of certain other Oppenheimer
funds (other than Oppenheimer Cash Reserves) may be
invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through
dealers, brokers and other financial institutions that have
a sales agreement with OppenheimerFunds Distributor, Inc.,
a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the
other Oppenheimer funds and is sub-distributor for funds
managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's
Transfer Agent, is a division of the Manager. It is
responsible for maintaining the Fund's shareholder registry
and shareholder accounting records, and for paying
dividends and distributions to shareholders. It also
handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account
fee. It also acts as shareholder servicing agent for the
other Oppenheimer funds. Shareholders should direct
inquiries about their accounts to the Transfer Agent at the
address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the
Fund's assets. The custodian's responsibilities include
safeguarding and controlling the Fund's portfolio
securities and handling the delivery of such securities to
and from the Fund. It is the practice of the Fund to deal
with the custodian in a manner uninfluenced by any banking
relationship the custodian may have with the Manager and
its affiliates. The Fund's cash balances with the custodian
in excess of $100,000 are not protected by federal deposit
insurance. Those uninsured balances at times may be
substantial.

Independent Auditors. KPMG llp is the independent auditors
of the Fund. They audit the Fund's financial statements and
perform other related audit services. They also act as
auditors for certain other funds advised by the Manager and
its affiliates.  Audit and non-audit services provided to
the Fund must be pre-approved the Audit Committee.
Non-audit services provided by KPMG LLP to the Manager and
certain related companies must also be pre-approved by the
Audit Committee.

                             43

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of Oppenheimer Enterprise Fund:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Enterprise Fund, including the statement of investments, as of
 August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Enterprise Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 /s/ KPMG LLP
 ------------
 KPMG LLP

 Denver, Colorado
 September 22, 2003

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  AUGUST 31, 2003
--------------------------------------------------------------------------------

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--95.1%
--------------------------------------------------------------------------------
 Consumer Discretionary--18.3%
--------------------------------------------------------------------------------
 Household Durables--1.8%
 Garmin Ltd. 1                                       100,000      $   3,997,000
--------------------------------------------------------------------------------
 Internet & Catalog Retail--4.5%
 InterActiveCorp 1                                   265,000          9,807,650
--------------------------------------------------------------------------------
 Media--8.7%
 Citadel Broadcasting
 Corp. 1                                               9,600            211,968
--------------------------------------------------------------------------------
 EchoStar
 Communications
 Corp., Cl. A 1                                      275,000         10,147,500
--------------------------------------------------------------------------------
 Univision
 Communications,
 Inc., Cl. A 1                                       235,000          8,810,150
                                                                  --------------
                                                                     19,169,618

--------------------------------------------------------------------------------
 Specialty Retail--2.0%
 Bed Bath &
 Beyond, Inc. 1                                      100,000          4,303,000
--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--1.3%
 Coach, Inc. 1                                        50,000          2,902,000
--------------------------------------------------------------------------------
 Consumer Staples--0.9%
--------------------------------------------------------------------------------
 Food & Staples Retailing--0.9%
 Wal-Mart Stores, Inc.                                35,000          2,070,950
--------------------------------------------------------------------------------
 Financials--13.8%
--------------------------------------------------------------------------------
 Diversified Financial Services--6.8%
 Citigroup, Inc.                                     125,000          5,418,750
--------------------------------------------------------------------------------
 SLM Corp.                                           240,000          9,643,200
                                                                  --------------
                                                                     15,061,950

--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--7.0%
 Doral Financial Corp.                               118,500          4,864,425
--------------------------------------------------------------------------------
 Radian Group, Inc.                                  220,000         10,469,800
                                                                  --------------
                                                                     15,334,225

--------------------------------------------------------------------------------
 Health Care--28.6%
--------------------------------------------------------------------------------
 Biotechnology--16.0%
 Amgen, Inc. 1                                       140,000          9,226,000
--------------------------------------------------------------------------------
 Genentech, Inc. 1                                   120,000          9,528,000
--------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1                             150,000         10,005,000
--------------------------------------------------------------------------------
 ImClone Systems, Inc. 1                              50,000          2,101,500
--------------------------------------------------------------------------------
 Medimmune, Inc. 1                                   125,000          4,358,750
                                                                  --------------
                                                                     35,219,250

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--6.8%
 Boston Scientific Corp. 1                            25,000      $   1,502,500
--------------------------------------------------------------------------------
 Medtronic, Inc.                                     100,000          4,958,000
--------------------------------------------------------------------------------
 Varian Medical
 Systems, Inc. 1                                     152,000          8,489,200
                                                                  --------------
                                                                     14,949,700

--------------------------------------------------------------------------------
 Pharmaceuticals--5.8%
 Eli Lilly & Co.                                  80,000          5,322,400
--------------------------------------------------------------------------------
 Pfizer, Inc.                                        250,000          7,480,000
                                                                  --------------
                                                                     12,802,400

--------------------------------------------------------------------------------
 Industrials--1.9%
--------------------------------------------------------------------------------
 Commercial Services & Supplies--1.9%
 Apollo Group, Inc.,
 Cl. A 1                                              65,000          4,164,550
--------------------------------------------------------------------------------
 Information Technology--31.6%
--------------------------------------------------------------------------------
 Communications Equipment--7.6%
 Scientific-Atlanta, Inc.                            150,000          5,100,000
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                   270,000         11,599,200
                                                                  --------------
                                                                     16,699,200

--------------------------------------------------------------------------------
 Computers & Peripherals--5.0%
 Dell, Inc. 1                                        300,000          9,789,000
--------------------------------------------------------------------------------
 EMC Corp. 1                                         100,000          1,275,000
                                                                  --------------
                                                                     11,064,000

--------------------------------------------------------------------------------
 Internet Software & Services--0.5%
 Yahoo!, Inc. 1                                       35,000          1,169,000
--------------------------------------------------------------------------------
 IT Services--2.1%
 Iron Mountain, Inc. 1                               125,000          4,625,000
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--5.4%
 Marvell Technology
 Group Ltd. 1                                        250,000         10,542,500
--------------------------------------------------------------------------------
 Texas Instruments, Inc.                              50,000          1,192,500
                                                                  --------------
                                                                     11,735,000

--------------------------------------------------------------------------------
 Software--11.0%
 Microsoft Corp.                                     390,000         10,342,800
--------------------------------------------------------------------------------
 Oracle Corp. 1                                      500,000          6,390,000
--------------------------------------------------------------------------------
 Symantec Corp. 1                                    130,000          7,465,900
                                                                  --------------
                                                                     24,198,700
                                                                  --------------
 Total Common Stocks
 (Cost $161,908,821)                                                209,273,193

11 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Preferred Stocks--0.2%

 Axsun Technologies,
 Inc., Cv., Series C 1,2,3                           514,139       $    107,712
--------------------------------------------------------------------------------
 Multiplex, Inc., Cv.,
 Series C 1,2,3                                      543,478            179,946
                                                                   -------------
 Total Preferred Stocks
 (Cost $10,000,000)                                                     287,658

                                                                   Market Value
                                                       Units         See Note 1
--------------------------------------------------------------------------------

 Rights, Warrants and Certificates--0.0%
 American Banknote Corp.:
 Series 1 Wts.,
 Exp. 10/1/07 1                                          777       $         --
 Series 2 Wts.,
 Exp. 10/1/07 1                                          777                 --
                                                                   -------------
 Total Rights, Warrants
 and Certificates (Cost $0)                                                  --

--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $171,908,821)                                    95.3%       209,560,851
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                      4.7         10,449,590
                                                    ----------------------------
 Net Assets                                            100.0%      $220,010,441
                                                    ============================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 6 of
Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended August 31, 2003.
The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2003 amounts to $287,658. Transactions during the period in which the issuer was an affiliate are as follows:

                                        Shares        Gross        Gross             Shares    Unrealized
                               August 31, 2002    Additions   Reductions    August 31, 2003  Depreciation
----------------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 Axsun Technologies, Inc., Cv.,
 Series C                              514,139           --           --            514,139    $5,892,290
 Multiplex, Inc., Cv., Series C        543,478           --           --            543,478     3,820,052
                                                                                               ----------
                                                                                               $9,712,342
                                                                                               ==========

See accompanying Notes to Financial Statements.

12 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  August 31, 2003
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $161,908,821)                       $209,273,193
 Affiliated companies (cost $10,000,000)                               287,658
                                                                  -------------
                                                                   209,560,851
-------------------------------------------------------------------------------
 Cash                                                                   10,181
-------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   10,752,022
 Shares of beneficial interest sold                                    228,349
 Interest and dividends                                                107,352
 Other                                                                  25,847
                                                                  -------------
 Total assets                                                      220,684,602

-------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                286,964
 Shareholder reports                                                   151,736
 Distribution and service plan fees                                     81,362
 Trustees' compensation                                                 72,315
 Transfer and shareholder servicing agent fees                          59,161
 Other                                                                  22,623
                                                                  -------------
 Total liabilities                                                     674,161

-------------------------------------------------------------------------------
 Net Assets                                                       $220,010,441
                                                                  =============

-------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                  $582,672,916
-------------------------------------------------------------------------------
 Accumulated net investment loss                                       (72,047)
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions         (400,242,458)
-------------------------------------------------------------------------------
 Net unrealized appreciation on investments                         37,652,030
                                                                  -------------
 Net Assets                                                       $220,010,441
                                                                  =============

13 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Continued
-------------------------------------------------------------------------------

 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $120,101,008 and 10,444,679 shares of beneficial interest outstanding)                 $11.50
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                        $12.20
-----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $62,170,268
 and 5,780,414 shares of beneficial interest outstanding)                               $10.76
-----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,593,647
 and 1,355,475 shares of beneficial interest outstanding)                               $10.77
-----------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $684,769 and
 60,010 shares of beneficial interest outstanding)                                      $11.41
-----------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $22,460,749 and 1,923,981 shares of beneficial interest
 outstanding)                                                                           $11.67

 See accompanying Notes to Financial Statements.

14 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended August 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

 Investment Income

 Dividends (net of foreign withholding taxes of $1,065)                            $   586,167
-----------------------------------------------------------------------------------------------
 Interest                                                                               92,468
                                                                                   ------------
 Total investment income                                                               678,635

-----------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                     1,371,543
-----------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                               242,544
 Class B                                                                               524,148
 Class C                                                                               125,123
 Class N                                                                                 2,681
-----------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                               725,313
 Class B                                                                               481,929
 Class C                                                                               116,515
 Class N                                                                                 3,868
 Class Y                                                                               142,066
-----------------------------------------------------------------------------------------------
 Shareholder reports                                                                   189,060
-----------------------------------------------------------------------------------------------
 Trustees' compensation                                                                  5,544
-----------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                             1,851
-----------------------------------------------------------------------------------------------
 Other                                                                                  27,365
                                                                                   ------------
 Total expenses                                                                      3,959,550
 Less reduction to custodian expenses                                                   (1,851)
 Less reimbursement of management fees                                                 (73,046)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A      (494,222)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B      (360,660)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C       (86,298)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N        (2,348)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y      (106,201)
                                                                                   ------------
 Net expenses                                                                        2,834,924

-----------------------------------------------------------------------------------------------
 Net Investment Loss                                                                (2,156,289)

-----------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                                       (36,076,629)
 Closing and expiration of option contracts written                                     73,499
                                                                                   ------------
 Net realized loss                                                                 (36,003,130)
-----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                               86,514,925

-----------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                              $48,355,506
                                                                                   ============

 See accompanying Notes to Financial Statements.

15 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 Year Ended August 31,                                                    2003            2002
------------------------------------------------------------------------------------------------

 Operations

 Net investment loss                                              $ (2,156,289)  $  (3,900,993)
------------------------------------------------------------------------------------------------
 Net realized loss                                                 (36,003,130)    (94,565,845)
------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)               86,514,925     (46,274,452)
                                                                  ------------------------------
 Net increase (decrease) in net assets resulting from operations    48,355,506    (144,741,290)

------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                            (9,615,427)    (48,332,934)
 Class B                                                            (4,005,525)    (29,913,344)
 Class C                                                              (512,633)     (4,605,462)
 Class N                                                                71,137         501,224
 Class Y                                                             1,925,857       1,063,752

------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                          36,218,915    (226,028,054)
------------------------------------------------------------------------------------------------
 Beginning of period                                               183,791,526     409,819,580
                                                                  ------------------------------
 End of period [including accumulated net investment loss
 of $72,047 and $73,098, respectively]                            $220,010,441   $ 183,791,526
                                                                  ==============================

 See accompanying Notes to Financial Statements.

16 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 Class A           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.91       $14.92     $ 39.08       $26.37       $14.72
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.06)        (.09)       (.18)        (.15)        (.11)
 Net realized and unrealized gain (loss)                       2.65        (5.92)     (21.40)       14.52        12.08
                                                             ------------------------------------------------------------
 Total from investment operations                              2.59        (6.01)     (21.58)       14.37        11.97
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)        (.32)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $11.50        $8.91     $ 14.92       $39.08       $26.37
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           29.07%      (40.28)%    (57.56)%      54.89%       82.34%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $120,101     $103,105    $233,045     $624,971     $335,682
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $100,922     $166,632    $357,113     $563,739     $182,121
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                          (0.93)%      (1.09)%     (0.81)%      (0.37)%      (0.47)%
 Total expenses                                                1.83%        1.95%       1.33%        1.24%        1.48%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.29%        1.60%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

17 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class B           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.40       $14.17     $ 37.57       $25.58       $14.38
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.20)        (.41)       (.30)        (.39)        (.11)
 Net realized and unrealized gain (loss)                       2.56        (5.36)     (20.52)       14.04        11.63
                                                             ------------------------------------------------------------
 Total from investment operations                              2.36        (5.77)     (20.82)       13.65        11.52
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)        (.32)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.76        $8.40     $ 14.17       $37.57       $25.58
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           28.10%      (40.72)%    (57.87)%      53.73%       81.14%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $62,170      $52,633    $125,772     $310,972     $189,699
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $52,441      $86,628    $181,217     $294,487     $107,124
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                          (1.69)%      (1.85)%     (1.58)%      (1.13)%     (1.22)%
 Total expenses                                                2.79%        2.71%       2.10%        2.00%        2.23%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.05%        2.36%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

18 OPPENHEIMER ENTERPRISE FUND

 Class C           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.41       $14.19     $ 37.61       $25.59       $14.38
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.17)        (.37)       (.32)        (.39)        (.10)
 Net realized and unrealized gain (loss)                       2.53        (5.41)     (20.52)       14.07        11.63
                                                             ------------------------------------------------------------
 Total from investment operations                              2.36        (5.78)     (20.84)       13.68        11.53
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)        (.32)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.77       $ 8.41     $ 14.19       $37.61       $25.59
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           28.06%      (40.73)%    (57.86)%      53.83%       81.22%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $14,594      $11,578     $25,468      $64,522      $39,083
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $12,521      $18,550     $37,410      $60,868      $21,790
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                         (1.70)%      (1.85)%     (1.57)%       (1.13)%      (1.22)%
 Total expenses                                                2.80%        2.71%       2.10%        2.00%        2.22%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.06%        2.36%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

19 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class N           Year Ended August 31                        2003         2002        2001 1
-----------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.87       $14.90      $17.74
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.13)        (.28)       (.01)
 Net realized and unrealized gain (loss)                       2.67        (5.75)      (2.83)
                                                             ----------------------------------
 Total from investment operations                              2.54        (6.03)      (2.84)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --          --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                              $11.41       $ 8.87      $14.90
                                                             ==================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           28.64%      (40.47)%    (16.01)%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                      $685         $456         $83
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $537         $249         $12
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (1.24)%      (1.44)%     (0.94)%
 Total expenses                                                2.09%        2.25%       1.75%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                           1.60%        1.90%        N/A 4
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

20 OPPENHEIMER ENTERPRISE FUND

 Class Y           Year Ended August 31,                       2003         2002        2001         2000       1999 1
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 9.02       $15.05     $ 39.32       $26.41       $23.51
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.10)        (.10)       (.09)        (.04)          -- 2
 Net realized and unrealized gain (loss)                       2.75        (5.93)     (21.60)       14.61         2.90
                                                             ------------------------------------------------------------
 Total from investment operations                              2.65        (6.03)     (21.69)       14.57         2.90
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)          --
                                                             ------------------------------------------------------------
 Net asset value, end of period                              $11.67       $ 9.02     $ 15.05       $39.32       $26.41
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                           29.38%      (40.07)%    (57.48)%      55.58%       12.34%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $22,461      $16,020     $25,450      $91,656      $31,306
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $16,675      $19,590     $49,978      $80,415      $11,731
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                 (0.67)%      (0.70)%     (0.67)%       0.04%        0.09%
 Total expenses                                                1.72%        2.16%       1.36% 5      0.91%        0.96%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.03%        1.19%       1.20%         N/A 6        N/A 6
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. For the period from April 1, 1999 (inception of offering) to August 31, 1999.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
4. Annualized for periods of less than one full year.
5. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
6. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

21 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Enterprise Fund (the Fund) is registered under the Investment
 Company Act of 1940, as amended, as an open-end management investment company.
 The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued.
 In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
 Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in
 U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

22 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
 Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.
                                                                Net Unrealized
                                                            Appreciation Based
     Undistributed    Undistributed    Accumulated       on Cost of Securities
     Net Investment       Long-Term           Loss          for Federal Income
     Income                    Gain   Carryforward 1,2,3          Tax Purposes
     -------------------------------------------------------------------------
     $--                        $--   $400,191,575                 $37,602,464

 1. As of August 31, 2003, the Fund had $383,574,177 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009      $ 46,931,758
                              2010       257,289,240
                              2011        79,353,179
                                        ------------
                              Total     $383,574,177
                                        ============

 2. During the fiscal years ended August 31, 2003 and August 31, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of August 31, 2003, the Fund had $16,617,398 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From           To (From)                               Net
                 Ordinary    Capital Gain      Tax Return        Investment
                 Loss              (Loss)      of Capital              Loss
                 ----------------------------------------------------------
                 $2,157,340           $--             $--        $2,157,340

23 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 No distributions were paid during the years ended August 31, 2003 and August
 31, 2002.
    The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of August 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost                $171,958,387
                                                 ============

                 Gross unrealized appreciation   $ 48,266,601
                 Gross unrealized depreciation    (10,664,137)
                                                 ------------
                 Net unrealized appreciation     $ 37,602,464
                                                 ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 August 31, 2003, the Fund's projected benefit obligations were increased by
 $1,976 and payments of $3,026 were made to retired trustees, resulting in an accumulated liability of $72,047 as of August 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

24 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  Year Ended August 31, 2003                 Year Ended August 31, 2002
                                     Shares           Amount                   Shares            Amount
--------------------------------------------------------------------------------------------------------

 Class A
 Sold                             3,692,019     $ 35,803,356                3,264,293      $ 40,977,056
 Redeemed                        (4,817,067)     (45,418,783)              (7,311,154)      (89,309,990)
                                ------------------------------------------------------------------------
 Net decrease                    (1,125,048)    $ (9,615,427)              (4,046,861)     $(48,332,934)
                                ========================================================================

--------------------------------------------------------------------------------------------------------
 Class B
 Sold                             1,371,862     $ 12,295,804                1,037,345      $ 12,006,706
 Redeemed                        (1,858,129)     (16,301,329)              (3,645,358)      (41,920,050)
                                ------------------------------------------------------------------------
 Net decrease                      (486,267)    $ (4,005,525)              (2,608,013)     $(29,913,344)
                                ========================================================================

--------------------------------------------------------------------------------------------------------
 Class C
 Sold                               812,619     $  7,044,476                  306,034      $  3,532,850
 Redeemed                          (834,067)      (7,557,109)                (724,154)       (8,138,312)
                                ------------------------------------------------------------------------
 Net decrease                       (21,448)    $   (512,633)                (418,120)     $ (4,605,462)
                                ========================================================================

--------------------------------------------------------------------------------------------------------
 Class N
 Sold                                51,546     $    487,334                   51,240      $    555,908
 Redeemed                           (42,916)        (416,197)                  (5,451)          (54,684)
                                ------------------------------------------------------------------------
 Net increase                         8,630     $     71,137                   45,789      $    501,224
                                ========================================================================

--------------------------------------------------------------------------------------------------------
 Class Y
 Sold                             1,446,844     $ 14,331,551                1,345,843      $ 16,119,763
 Redeemed                        (1,298,227)     (12,405,694)              (1,261,867)      (15,056,011)
                                ------------------------------------------------------------------------
 Net increase                       148,617     $  1,925,857                   83,976      $  1,063,752
                                ========================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2003, were
 $182,093,486 and $206,655,638, respectively.

25 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets,
 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion. Effective January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.05% of the Fund's average daily net assets until the Fund's trailing one year performance percentile at the end of the preceding quarter is in the third quintile or better of the Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended August 31, 2003, the Fund paid $634,467 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate        Class A   Concessions    Concessions     Concessions     Concessions
                  Front-End      Front-End    On Class A     On Class B      On Class C      On Class N
              Sales Charges  Sales Charges        Shares         Shares          Shares          Shares
                 On Class A    Retained by   Advanced by    Advanced by     Advanced by     Advanced by
 Year Ended          Shares    Distributor   Distributor 1  Distributor 1   Distributor 1   Distributor 1
--------------------------------------------------------------------------------------------------------

 August 31, 2003   $254,370        $73,120       $43,873       $239,969         $23,467          $1,828

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A       Class B        Class C        Class N
                          Contingent    Contingent     Contingent     Contingent
                            Deferred      Deferred       Deferred       Deferred
                       Sales Charges Sales Charges  Sales Charges  Sales Charges
                         Retained by   Retained by    Retained by    Retained by
 Year Ended              Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 August 31, 2003             $10,421      $150,890         $3,231         $1,813

26 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended August 31, 2003, expense under the Class A Plan totaled $242,544, all of which were paid by the Distributor to recipients, which included $5,740 retained by the Distributor and $17,095 which was paid to an affiliate of the Manager. Any unreimbursed expenses the
 Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                 Total Payments   Amount Retained       Expenses  of Net Assets
                     Under Plan    by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan          $524,148          $405,994     $1,382,862           2.22%
 Class C Plan           125,123            26,727        301,724           2.07
 Class N Plan             2,681             2,155          8,646           1.26

--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

27 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. Option Activity Continued
    Securities designated to cover outstanding call options are noted in the
 Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended August 31, 2003 was as follows:

                                                          Call Options
                                              ------------------------
                                               Number of     Amount of
                                               Contracts      Premiums
----------------------------------------------------------------------
 Options outstanding as of August 31, 2002            --            --
 Options written                                     500      $ 73,499
 Options closed or expired                          (500)      (73,499)
                                              ------------------------
 Options outstanding as of August 31, 2003            --      $     --
                                              ========================

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of August 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of August 31, 2003 was
 $287,658, which represents 0.13% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                       Acquisition                   Valuation as of     Unrealized
 Security                                    Dates         Cost      August 31, 2003   Depreciation
---------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 Axsun Technologies, Inc., Cv., Series C  12/13/00   $6,000,002             $107,712     $5,892,290
 Multiplex, Inc., Cv., Series C             2/9/01    3,999,998              179,946      3,820,052

28 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at August 31, 2003.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of Oppenheimer Enterprise Fund:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Enterprise Fund, including the statement of investments, as of
 August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Enterprise Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 /s/ KPMG LLP
 ------------
 KPMG LLP

 Denver, Colorado
 September 22, 2003

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  AUGUST 31, 2003
--------------------------------------------------------------------------------

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--95.1%
--------------------------------------------------------------------------------
 Consumer Discretionary--18.3%
--------------------------------------------------------------------------------
 Household Durables--1.8%
 Garmin Ltd. 1                                       100,000      $   3,997,000
--------------------------------------------------------------------------------
 Internet & Catalog Retail--4.5%
 InterActiveCorp 1                                   265,000          9,807,650
--------------------------------------------------------------------------------
 Media--8.7%
 Citadel Broadcasting
 Corp. 1                                               9,600            211,968
--------------------------------------------------------------------------------
 EchoStar
 Communications
 Corp., Cl. A 1                                      275,000         10,147,500
--------------------------------------------------------------------------------
 Univision
 Communications,
 Inc., Cl. A 1                                       235,000          8,810,150
                                                                  --------------
                                                                     19,169,618

--------------------------------------------------------------------------------
 Specialty Retail--2.0%
 Bed Bath &
 Beyond, Inc. 1                                      100,000          4,303,000
--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--1.3%
 Coach, Inc. 1                                        50,000          2,902,000
--------------------------------------------------------------------------------
 Consumer Staples--0.9%
--------------------------------------------------------------------------------
 Food & Staples Retailing--0.9%
 Wal-Mart Stores, Inc.                                35,000          2,070,950
--------------------------------------------------------------------------------
 Financials--13.8%
--------------------------------------------------------------------------------
 Diversified Financial Services--6.8%
 Citigroup, Inc.                                     125,000          5,418,750
--------------------------------------------------------------------------------
 SLM Corp.                                           240,000          9,643,200
                                                                  --------------
                                                                     15,061,950

--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--7.0%
 Doral Financial Corp.                               118,500          4,864,425
--------------------------------------------------------------------------------
 Radian Group, Inc.                                  220,000         10,469,800
                                                                  --------------
                                                                     15,334,225

--------------------------------------------------------------------------------
 Health Care--28.6%
--------------------------------------------------------------------------------
 Biotechnology--16.0%
 Amgen, Inc. 1                                       140,000          9,226,000
--------------------------------------------------------------------------------
 Genentech, Inc. 1                                   120,000          9,528,000
--------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1                             150,000         10,005,000
--------------------------------------------------------------------------------
 ImClone Systems, Inc. 1                              50,000          2,101,500
--------------------------------------------------------------------------------
 Medimmune, Inc. 1                                   125,000          4,358,750
                                                                  --------------
                                                                     35,219,250

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--6.8%
 Boston Scientific Corp. 1                            25,000      $   1,502,500
--------------------------------------------------------------------------------
 Medtronic, Inc.                                     100,000          4,958,000
--------------------------------------------------------------------------------
 Varian Medical
 Systems, Inc. 1                                     152,000          8,489,200
                                                                  --------------
                                                                     14,949,700

--------------------------------------------------------------------------------
 Pharmaceuticals--5.8%
 Eli Lilly & Co.                                  80,000          5,322,400
--------------------------------------------------------------------------------
 Pfizer, Inc.                                        250,000          7,480,000
                                                                  --------------
                                                                     12,802,400

--------------------------------------------------------------------------------
 Industrials--1.9%
--------------------------------------------------------------------------------
 Commercial Services & Supplies--1.9%
 Apollo Group, Inc.,
 Cl. A 1                                              65,000          4,164,550
--------------------------------------------------------------------------------
 Information Technology--31.6%
--------------------------------------------------------------------------------
 Communications Equipment--7.6%
 Scientific-Atlanta, Inc.                            150,000          5,100,000
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                   270,000         11,599,200
                                                                  --------------
                                                                     16,699,200

--------------------------------------------------------------------------------
 Computers & Peripherals--5.0%
 Dell, Inc. 1                                        300,000          9,789,000
--------------------------------------------------------------------------------
 EMC Corp. 1                                         100,000          1,275,000
                                                                  --------------
                                                                     11,064,000

--------------------------------------------------------------------------------
 Internet Software & Services--0.5%
 Yahoo!, Inc. 1                                       35,000          1,169,000
--------------------------------------------------------------------------------
 IT Services--2.1%
 Iron Mountain, Inc. 1                               125,000          4,625,000
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--5.4%
 Marvell Technology
 Group Ltd. 1                                        250,000         10,542,500
--------------------------------------------------------------------------------
 Texas Instruments, Inc.                              50,000          1,192,500
                                                                  --------------
                                                                     11,735,000

--------------------------------------------------------------------------------
 Software--11.0%
 Microsoft Corp.                                     390,000         10,342,800
--------------------------------------------------------------------------------
 Oracle Corp. 1                                      500,000          6,390,000
--------------------------------------------------------------------------------
 Symantec Corp. 1                                    130,000          7,465,900
                                                                  --------------
                                                                     24,198,700
                                                                  --------------
 Total Common Stocks
 (Cost $161,908,821)                                                209,273,193

11 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Preferred Stocks--0.2%

 Axsun Technologies,
 Inc., Cv., Series C 1,2,3                           514,139       $    107,712
--------------------------------------------------------------------------------
 Multiplex, Inc., Cv.,
 Series C 1,2,3                                      543,478            179,946
                                                                   -------------
 Total Preferred Stocks
 (Cost $10,000,000)                                                     287,658

                                                                   Market Value
                                                       Units         See Note 1
--------------------------------------------------------------------------------

 Rights, Warrants and Certificates--0.0%
 American Banknote Corp.:
 Series 1 Wts.,
 Exp. 10/1/07 1                                          777       $         --
 Series 2 Wts.,
 Exp. 10/1/07 1                                          777                 --
                                                                   -------------
 Total Rights, Warrants
 and Certificates (Cost $0)                                                  --

--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $171,908,821)                                    95.3%       209,560,851
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                      4.7         10,449,590
                                                    ----------------------------
 Net Assets                                            100.0%      $220,010,441
                                                    ============================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 6 of
Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended August 31, 2003.
The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2003 amounts to $287,658. Transactions during the period in which the issuer was an affiliate are as follows:

                                        Shares        Gross        Gross             Shares    Unrealized
                               August 31, 2002    Additions   Reductions    August 31, 2003  Depreciation
----------------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 Axsun Technologies, Inc., Cv.,
 Series C                              514,139           --           --            514,139    $5,892,290
 Multiplex, Inc., Cv., Series C        543,478           --           --            543,478     3,820,052
                                                                                               ----------
                                                                                               $9,712,342
                                                                                               ==========

See accompanying Notes to Financial Statements.

12 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  August 31, 2003
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $161,908,821)                       $209,273,193
 Affiliated companies (cost $10,000,000)                               287,658
                                                                  -------------
                                                                   209,560,851
-------------------------------------------------------------------------------
 Cash                                                                   10,181
-------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   10,752,022
 Shares of beneficial interest sold                                    228,349
 Interest and dividends                                                107,352
 Other                                                                  25,847
                                                                  -------------
 Total assets                                                      220,684,602

-------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                286,964
 Shareholder reports                                                   151,736
 Distribution and service plan fees                                     81,362
 Trustees' compensation                                                 72,315
 Transfer and shareholder servicing agent fees                          59,161
 Other                                                                  22,623
                                                                  -------------
 Total liabilities                                                     674,161

-------------------------------------------------------------------------------
 Net Assets                                                       $220,010,441
                                                                  =============

-------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                  $582,672,916
-------------------------------------------------------------------------------
 Accumulated net investment loss                                       (72,047)
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions         (400,242,458)
-------------------------------------------------------------------------------
 Net unrealized appreciation on investments                         37,652,030
                                                                  -------------
 Net Assets                                                       $220,010,441
                                                                  =============

13 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Continued
-------------------------------------------------------------------------------

 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $120,101,008 and 10,444,679 shares of beneficial interest outstanding)                 $11.50
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                        $12.20
-----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $62,170,268
 and 5,780,414 shares of beneficial interest outstanding)                               $10.76
-----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,593,647
 and 1,355,475 shares of beneficial interest outstanding)                               $10.77
-----------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $684,769 and
 60,010 shares of beneficial interest outstanding)                                      $11.41
-----------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $22,460,749 and 1,923,981 shares of beneficial interest
 outstanding)                                                                           $11.67

 See accompanying Notes to Financial Statements.

14 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended August 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

 Investment Income

 Dividends (net of foreign withholding taxes of $1,065)                            $   586,167
-----------------------------------------------------------------------------------------------
 Interest                                                                               92,468
                                                                                   ------------
 Total investment income                                                               678,635

-----------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                     1,371,543
-----------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                               242,544
 Class B                                                                               524,148
 Class C                                                                               125,123
 Class N                                                                                 2,681
-----------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                               725,313
 Class B                                                                               481,929
 Class C                                                                               116,515
 Class N                                                                                 3,868
 Class Y                                                                               142,066
-----------------------------------------------------------------------------------------------
 Shareholder reports                                                                   189,060
-----------------------------------------------------------------------------------------------
 Trustees' compensation                                                                  5,544
-----------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                             1,851
-----------------------------------------------------------------------------------------------
 Other                                                                                  27,365
                                                                                   ------------
 Total expenses                                                                      3,959,550
 Less reduction to custodian expenses                                                   (1,851)
 Less reimbursement of management fees                                                 (73,046)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A      (494,222)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B      (360,660)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C       (86,298)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N        (2,348)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y      (106,201)
                                                                                   ------------
 Net expenses                                                                        2,834,924

-----------------------------------------------------------------------------------------------
 Net Investment Loss                                                                (2,156,289)

-----------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                                       (36,076,629)
 Closing and expiration of option contracts written                                     73,499
                                                                                   ------------
 Net realized loss                                                                 (36,003,130)
-----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                               86,514,925

-----------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                              $48,355,506
                                                                                   ============

 See accompanying Notes to Financial Statements.

15 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 Year Ended August 31,                                                    2003            2002
------------------------------------------------------------------------------------------------

 Operations

 Net investment loss                                              $ (2,156,289)  $  (3,900,993)
------------------------------------------------------------------------------------------------
 Net realized loss                                                 (36,003,130)    (94,565,845)
------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)               86,514,925     (46,274,452)
                                                                  ------------------------------
 Net increase (decrease) in net assets resulting from operations    48,355,506    (144,741,290)

------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                            (9,615,427)    (48,332,934)
 Class B                                                            (4,005,525)    (29,913,344)
 Class C                                                              (512,633)     (4,605,462)
 Class N                                                                71,137         501,224
 Class Y                                                             1,925,857       1,063,752

------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                          36,218,915    (226,028,054)
------------------------------------------------------------------------------------------------
 Beginning of period                                               183,791,526     409,819,580
                                                                  ------------------------------
 End of period [including accumulated net investment loss
 of $72,047 and $73,098, respectively]                            $220,010,441   $ 183,791,526
                                                                  ==============================

 See accompanying Notes to Financial Statements.

16 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 Class A           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.91       $14.92     $ 39.08       $26.37       $14.72
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.06)        (.09)       (.18)        (.15)        (.11)
 Net realized and unrealized gain (loss)                       2.65        (5.92)     (21.40)       14.52        12.08
                                                             ------------------------------------------------------------
 Total from investment operations                              2.59        (6.01)     (21.58)       14.37        11.97
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)        (.32)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $11.50        $8.91     $ 14.92       $39.08       $26.37
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           29.07%      (40.28)%    (57.56)%      54.89%       82.34%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $120,101     $103,105    $233,045     $624,971     $335,682
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $100,922     $166,632    $357,113     $563,739     $182,121
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                          (0.93)%      (1.09)%     (0.81)%      (0.37)%      (0.47)%
 Total expenses                                                1.83%        1.95%       1.33%        1.24%        1.48%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.29%        1.60%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

17 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class B           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.40       $14.17     $ 37.57       $25.58       $14.38
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.20)        (.41)       (.30)        (.39)        (.11)
 Net realized and unrealized gain (loss)                       2.56        (5.36)     (20.52)       14.04        11.63
                                                             ------------------------------------------------------------
 Total from investment operations                              2.36        (5.77)     (20.82)       13.65        11.52
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)        (.32)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.76        $8.40     $ 14.17       $37.57       $25.58
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           28.10%      (40.72)%    (57.87)%      53.73%       81.14%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $62,170      $52,633    $125,772     $310,972     $189,699
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $52,441      $86,628    $181,217     $294,487     $107,124
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                          (1.69)%      (1.85)%     (1.58)%      (1.13)%     (1.22)%
 Total expenses                                                2.79%        2.71%       2.10%        2.00%        2.23%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.05%        2.36%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

18 OPPENHEIMER ENTERPRISE FUND

 Class C           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.41       $14.19     $ 37.61       $25.59       $14.38
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.17)        (.37)       (.32)        (.39)        (.10)
 Net realized and unrealized gain (loss)                       2.53        (5.41)     (20.52)       14.07        11.63
                                                             ------------------------------------------------------------
 Total from investment operations                              2.36        (5.78)     (20.84)       13.68        11.53
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)        (.32)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.77       $ 8.41     $ 14.19       $37.61       $25.59
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           28.06%      (40.73)%    (57.86)%      53.83%       81.22%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $14,594      $11,578     $25,468      $64,522      $39,083
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $12,521      $18,550     $37,410      $60,868      $21,790
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                         (1.70)%      (1.85)%     (1.57)%       (1.13)%      (1.22)%
 Total expenses                                                2.80%        2.71%       2.10%        2.00%        2.22%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.06%        2.36%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

19 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class N           Year Ended August 31                        2003         2002        2001 1
-----------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 8.87       $14.90      $17.74
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.13)        (.28)       (.01)
 Net realized and unrealized gain (loss)                       2.67        (5.75)      (2.83)
                                                             ----------------------------------
 Total from investment operations                              2.54        (6.03)      (2.84)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --          --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                              $11.41       $ 8.87      $14.90
                                                             ==================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           28.64%      (40.47)%    (16.01)%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                      $685         $456         $83
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $537         $249         $12
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (1.24)%      (1.44)%     (0.94)%
 Total expenses                                                2.09%        2.25%       1.75%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                           1.60%        1.90%        N/A 4
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

20 OPPENHEIMER ENTERPRISE FUND

 Class Y           Year Ended August 31,                       2003         2002        2001         2000       1999 1
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 9.02       $15.05     $ 39.32       $26.41       $23.51
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.10)        (.10)       (.09)        (.04)          -- 2
 Net realized and unrealized gain (loss)                       2.75        (5.93)     (21.60)       14.61         2.90
                                                             ------------------------------------------------------------
 Total from investment operations                              2.65        (6.03)     (21.69)       14.57         2.90
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --           --       (2.58)       (1.66)          --
                                                             ------------------------------------------------------------
 Net asset value, end of period                              $11.67       $ 9.02     $ 15.05       $39.32       $26.41
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                           29.38%      (40.07)%    (57.48)%      55.58%       12.34%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $22,461      $16,020     $25,450      $91,656      $31,306
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $16,675      $19,590     $49,978      $80,415      $11,731
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                 (0.67)%      (0.70)%     (0.67)%       0.04%        0.09%
 Total expenses                                                1.72%        2.16%       1.36% 5      0.91%        0.96%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.03%        1.19%       1.20%         N/A 6        N/A 6
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        103%         150%        160%         142%         134%

1. For the period from April 1, 1999 (inception of offering) to August 31, 1999.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
4. Annualized for periods of less than one full year.
5. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
6. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

21 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Enterprise Fund (the Fund) is registered under the Investment
 Company Act of 1940, as amended, as an open-end management investment company.
 The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued.
 In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
 Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in
 U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

22 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
 Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.
                                                                Net Unrealized
                                                            Appreciation Based
     Undistributed    Undistributed    Accumulated       on Cost of Securities
     Net Investment       Long-Term           Loss          for Federal Income
     Income                    Gain   Carryforward 1,2,3          Tax Purposes
     -------------------------------------------------------------------------
     $--                        $--   $400,191,575                 $37,602,464

 1. As of August 31, 2003, the Fund had $383,574,177 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009      $ 46,931,758
                              2010       257,289,240
                              2011        79,353,179
                                        ------------
                              Total     $383,574,177
                                        ============

 2. During the fiscal years ended August 31, 2003 and August 31, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of August 31, 2003, the Fund had $16,617,398 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From           To (From)                               Net
                 Ordinary    Capital Gain      Tax Return        Investment
                 Loss              (Loss)      of Capital              Loss
                 ----------------------------------------------------------
                 $2,157,340           $--             $--        $2,157,340

23 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 No distributions were paid during the years ended August 31, 2003 and August
 31, 2002.
    The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of August 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost                $171,958,387
                                                 ============

                 Gross unrealized appreciation   $ 48,266,601
                 Gross unrealized depreciation    (10,664,137)
                                                 ------------
                 Net unrealized appreciation     $ 37,602,464
                                                 ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 August 31, 2003, the Fund's projected benefit obligations were increased by
 $1,976 and payments of $3,026 were made to retired trustees, resulting in an accumulated liability of $72,047 as of August 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

24 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  Year Ended August 31, 2003                 Year Ended August 31, 2002
                                     Shares           Amount                   Shares            Amount
--------------------------------------------------------------------------------------------------------

 Class A
 Sold                             3,692,019     $ 35,803,356                3,264,293      $ 40,977,056
 Redeemed                        (4,817,067)     (45,418,783)              (7,311,154)      (89,309,990)
                                ------------------------------------------------------------------------
 Net decrease                    (1,125,048)    $ (9,615,427)              (4,046,861)     $(48,332,934)
                                ========================================================================

--------------------------------------------------------------------------------------------------------
 Class B
 Sold                             1,371,862     $ 12,295,804                1,037,345      $ 12,006,706
 Redeemed                        (1,858,129)     (16,301,329)              (3,645,358)      (41,920,050)
                                ------------------------------------------------------------------------
 Net decrease                      (486,267)    $ (4,005,525)              (2,608,013)     $(29,913,344)
                                ========================================================================

--------------------------------------------------------------------------------------------------------
 Class C
 Sold                               812,619     $  7,044,476                  306,034      $  3,532,850
 Redeemed                          (834,067)      (7,557,109)                (724,154)       (8,138,312)
                                ------------------------------------------------------------------------
 Net decrease                       (21,448)    $   (512,633)                (418,120)     $ (4,605,462)
                                ========================================================================

--------------------------------------------------------------------------------------------------------
 Class N
 Sold                                51,546     $    487,334                   51,240      $    555,908
 Redeemed                           (42,916)        (416,197)                  (5,451)          (54,684)
                                ------------------------------------------------------------------------
 Net increase                         8,630     $     71,137                   45,789      $    501,224
                                ========================================================================

--------------------------------------------------------------------------------------------------------
 Class Y
 Sold                             1,446,844     $ 14,331,551                1,345,843      $ 16,119,763
 Redeemed                        (1,298,227)     (12,405,694)              (1,261,867)      (15,056,011)
                                ------------------------------------------------------------------------
 Net increase                       148,617     $  1,925,857                   83,976      $  1,063,752
                                ========================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2003, were
 $182,093,486 and $206,655,638, respectively.

25 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets,
 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion. Effective January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.05% of the Fund's average daily net assets until the Fund's trailing one year performance percentile at the end of the preceding quarter is in the third quintile or better of the Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended August 31, 2003, the Fund paid $634,467 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate        Class A   Concessions    Concessions     Concessions     Concessions
                  Front-End      Front-End    On Class A     On Class B      On Class C      On Class N
              Sales Charges  Sales Charges        Shares         Shares          Shares          Shares
                 On Class A    Retained by   Advanced by    Advanced by     Advanced by     Advanced by
 Year Ended          Shares    Distributor   Distributor 1  Distributor 1   Distributor 1   Distributor 1
--------------------------------------------------------------------------------------------------------

 August 31, 2003   $254,370        $73,120       $43,873       $239,969         $23,467          $1,828

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A       Class B        Class C        Class N
                          Contingent    Contingent     Contingent     Contingent
                            Deferred      Deferred       Deferred       Deferred
                       Sales Charges Sales Charges  Sales Charges  Sales Charges
                         Retained by   Retained by    Retained by    Retained by
 Year Ended              Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 August 31, 2003             $10,421      $150,890         $3,231         $1,813

26 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended August 31, 2003, expense under the Class A Plan totaled $242,544, all of which were paid by the Distributor to recipients, which included $5,740 retained by the Distributor and $17,095 which was paid to an affiliate of the Manager. Any unreimbursed expenses the
 Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                 Total Payments   Amount Retained       Expenses  of Net Assets
                     Under Plan    by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan          $524,148          $405,994     $1,382,862           2.22%
 Class C Plan           125,123            26,727        301,724           2.07
 Class N Plan             2,681             2,155          8,646           1.26

--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

27 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. Option Activity Continued
    Securities designated to cover outstanding call options are noted in the
 Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended August 31, 2003 was as follows:

                                                          Call Options
                                              ------------------------
                                               Number of     Amount of
                                               Contracts      Premiums
----------------------------------------------------------------------
 Options outstanding as of August 31, 2002            --            --
 Options written                                     500      $ 73,499
 Options closed or expired                          (500)      (73,499)
                                              ------------------------
 Options outstanding as of August 31, 2003            --      $     --
                                              ========================

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of August 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of August 31, 2003 was
 $287,658, which represents 0.13% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                       Acquisition                   Valuation as of     Unrealized
 Security                                    Dates         Cost      August 31, 2003   Depreciation
---------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 Axsun Technologies, Inc., Cv., Series C  12/13/00   $6,000,002             $107,712     $5,892,290
 Multiplex, Inc., Cv., Series C             2/9/01    3,999,998              179,946      3,820,052

28 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at August 31, 2003.

                         Appendix A

                  Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor

                                     Equipment

Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                         Appendix B

OppenheimerFunds Special Sales Charge Arrangements and
-------------------------------------------------------
Waivers
-------

In certain cases, the initial sales charge that applies to
purchases of Class A shares2 of the Oppenheimer funds or
the contingent deferred sales charge that may apply to
Class A, Class B or Class C shares may be waived.3  That is
because of the economies of sales efforts realized by
OppenheimerFunds Distributor, Inc., (referred to in this
document as the "Distributor"), or by dealers or other
financial institutions that offer those shares to certain
classes of investors.

Not all waivers apply to all funds. For example, waivers
relating to Retirement Plans do not apply to Oppenheimer
municipal funds, because shares of those funds are not
available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and
in the Prospectus and Statement of Additional Information
of the applicable Oppenheimer funds, the term "Retirement
Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k)
            of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"),
            including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the
applicability of a special arrangement or waiver in a
particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this
document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements
may be amended or terminated at any time by a particular
fund, the Distributor, and/or OppenheimerFunds, Inc.
(referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be
requested by the shareholder and/or dealer in the
redemption request.

o

      Applicability of Class A Contingent Deferred Sales
                     Charges in Certain Cases
------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are
Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a
waiver applies).

      There is no initial sales charge on purchases of
Class A shares of any of the Oppenheimer funds in the cases
listed below. However, these purchases may be subject to
the Class A contingent deferred sales charge if redeemed
within 18 months (24 months in the case of Oppenheimer
Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their
purchase, as described in the Prospectus (unless a waiver
described elsewhere in this Appendix applies to the
redemption). Additionally, on shares purchased under these
waivers that are subject to the Class A contingent deferred
sales charge, the Distributor will pay the applicable
concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."6 This waiver provision
applies to:
(4)   Purchases of Class A shares aggregating $1 million or
         more.
(5)   Purchases of Class A shares by a Retirement Plan that
         was permitted to purchase such shares at net asset
         value but subject to a contingent deferred sales
         charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans)
         that: 1) bought shares costing $500,000 or more,
         2) had at the time of purchase 100 or more
         eligible employees or total plan assets of
         $500,000 or more, or 3) certified to the
         Distributor that it projects to have annual plan
         purchases of $200,000 or more.
(6)   Purchases by an OppenheimerFunds-sponsored Rollover
         IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered
            investment adviser that has made special
            arrangements with the Distributor for those
            purchases, or
         2) by a direct rollover of a distribution from a
            qualified Retirement Plan if the administrator
            of that Plan has made special arrangements with
            the Distributor for those purchases.
(7)   Purchases of Class A shares by Retirement Plans that
         have any of the following record-keeping
         arrangements:
         1) The record keeping is performed by Merrill
            Lynch Pierce Fenner & Smith, Inc. ("Merrill
            Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor
            signs the record-keeping service agreement with
            Merrill Lynch, the Plan must have $3 million or
            more of its assets invested in (a) mutual
            funds, other than those advised or managed by
            Merrill Lynch Investment Management, L.P.
            ("MLIM"), that are made available under a
            Service Agreement between Merrill Lynch and the
            mutual fund's principal underwriter or
            distributor, and  (b)  funds advised or managed
            by MLIM (the funds described in (a) and (b) are
            referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is
            performed on a daily valuation basis by a
            record keeper whose services are provided under
            a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the date
            the plan sponsor signs the record keeping
            service agreement with Merrill Lynch, the Plan
            must have $3 million or more of its assets
            (excluding assets invested in money market
            funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is
            handled under a service agreement with Merrill
            Lynch and on the date the plan sponsor signs
            that agreement, the Plan has 500 or more
            eligible employees (as determined by the
            Merrill Lynch plan conversion manager).

o

     Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges
for Certain Purchasers.

Class A shares purchased by the following investors are not
subject to any Class A sales charges (and no concessions
are paid by the Distributor on such purchases):
(8)   The Manager or its affiliates.
(9)   Present or former officers, directors, trustees and
         employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and
         retirement plans established by them for their
         employees. The term "immediate family" refers to
         one's spouse, children, grandchildren,
         grandparents, parents, parents-in-law, brothers
         and sisters, sons- and daughters-in-law, a
         sibling's spouse, a spouse's siblings, aunts,
         uncles, nieces and nephews; relatives by virtue of
         a remarriage (step-children, step-parents, etc.)
         are included.
(10)  Registered management investment companies, or
         separate accounts of insurance companies having an
         agreement with the Manager or the Distributor for
         that purpose.
(11)  Dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees.
(12)  Employees and registered representatives (and their
         spouses) of dealers or brokers described above or
         financial institutions that have entered into
         sales arrangements with such dealers or brokers
         (and which are identified as such to the
         Distributor) or with the Distributor. The
         purchaser must certify to the Distributor at the
         time of purchase that the purchase is for the
         purchaser's own account (or for the benefit of
         such employee's spouse or minor children).
(13)  Dealers, brokers, banks or registered investment
         advisors that have entered into an agreement with
         the Distributor providing specifically for the use
         of shares of the Fund in particular investment
         products made available to their clients. Those
         clients may be charged a transaction fee by their
         dealer, broker, bank or advisor for the purchase
         or sale of Fund shares.
(14)  Investment advisors and financial planners who have
         entered into an agreement for this purpose with
         the Distributor and who charge an advisory,
         consulting or other fee for their services and buy
         shares for their own accounts or the accounts of
         their clients.
(15)  "Rabbi trusts" that buy shares for their own
         accounts, if the purchases are made through a
         broker or agent or other financial intermediary
         that has made special arrangements with the
         Distributor for those purchases.
(16)  Clients of investment advisors or financial planners
         (that have entered into an agreement for this
         purpose with the Distributor) who buy shares for
         their own accounts may also purchase shares
         without sales charge but only if their accounts
         are linked to a master account of their investment
         advisor or financial planner on the books and
         records of the broker, agent or financial
         intermediary with which the Distributor has made
         such special arrangements . Each of these
         investors may be charged a fee by the broker,
         agent or financial intermediary for purchasing
         shares.
(17)  Directors, trustees, officers or full-time employees
         of OpCap Advisors or its affiliates, their
         relatives or any trust, pension, profit sharing or
         other benefit plan which beneficially owns shares
         for those persons.
(18)  Accounts for which Oppenheimer Capital (or its
         successor) is the investment advisor (the
         Distributor must be advised of this arrangement)
         and persons who are directors or trustees of the
         company or trust which is the beneficial owner of
         such accounts.
(19)  A unit investment trust that has entered into an
         appropriate agreement with the Distributor.
(20)  Dealers, brokers, banks, or registered investment
         advisers that have entered into an agreement with
         the Distributor to sell shares to defined
         contribution employee retirement plans for which
         the dealer, broker or investment adviser provides
         administration services.

(21)

      Retirement Plans and deferred compensation plans and
         trusts used to fund those plans (including, for
         example, plans qualified or created under sections
         401(a), 401(k), 403(b) or 457 of the Internal
         Revenue Code), in each case if those purchases are
         made through a broker, agent or other financial
         intermediary that has made special arrangements
         with the Distributor for those purchases.
(22)  A TRAC-2000 401(k) plan (sponsored by the former
         Quest for Value Advisors) whose Class B or Class C
         shares of a Former Quest for Value Fund were
         exchanged for Class A shares of that Fund due to
         the termination of the Class B and Class C
         TRAC-2000 program on November 24, 1995.
(23)  A qualified Retirement Plan that had agreed with the
         former Quest for Value Advisors to purchase shares
         of any of the Former Quest for Value Funds at net
         asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund
         clearinghouse, if that arrangement was consummated
         and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges
in Certain Transactions.

Class A shares issued or purchased in the following
transactions are not subject to sales charges (and no
concessions are paid by the Distributor on such purchases):
(24)  Shares issued in plans of reorganization, such as
         mergers, asset acquisitions and exchange offers,
         to which the Fund is a party.
(25)  Shares purchased by the reinvestment of dividends or
         other distributions reinvested from the Fund or
         other Oppenheimer funds (other than Oppenheimer
         Cash Reserves) or unit investment trusts for which
         reinvestment arrangements have been made with the
         Distributor.
(26)  Shares purchased through a broker-dealer that has
         entered into a special agreement with the
         Distributor to allow the broker's customers to
         purchase and pay for shares of Oppenheimer funds
         using the proceeds of shares redeemed in the prior
         30 days from a mutual fund (other than a fund
         managed by the Manager or any of its subsidiaries)
         on which an initial sales charge or contingent
         deferred sales charge was paid. This waiver also
         applies to shares purchased by exchange of shares
         of Oppenheimer Money Market Fund, Inc. that were
         purchased and paid for in this manner. This waiver
         must be requested when the purchase order is
         placed for shares of the Fund, and the Distributor
         may require evidence of qualification for this
         waiver.
(27)  Shares purchased with the proceeds of maturing
         principal units of any Qualified Unit Investment
         Liquid Trust Series.
(28)  Shares purchased by the reinvestment of loan
         repayments by a participant in a Retirement Plan
         for which the Manager or an affiliate acts as
         sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge
for Certain Redemptions.

The Class A contingent deferred sales charge is also waived
if shares that would otherwise be subject to the contingent
deferred sales charge are redeemed in the following cases:
(29)  To make Automatic Withdrawal Plan payments that are
         limited annually to no more than 12% of the
         account value adjusted annually.
(30)  Involuntary redemptions of shares by operation of law
         or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and
         Policies," in the applicable fund Prospectus).
(31)  For distributions from Retirement Plans, deferred
         compensation plans or other employee benefit plans
         for any of the following purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake
            of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as
            defined in the Internal Revenue Code, or, in
            the case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service
            distributions," if the redemption proceeds are
            rolled over directly to an
            OppenheimerFunds-sponsored IRA.
(32)  For distributions from 401(k) plans sponsored by
         broker-dealers that have entered into a special
         agreement with the Distributor allowing this
         waiver.
(33)  For distributions from retirement plans that have $10
         million or more in plan assets and that have
         entered into a special agreement with the
         Distributor.
(34)  For distributions from retirement plans which are
         part of a retirement plan product or platform
         offered by certain banks, broker-dealers,
         financial advisors, insurance companies or record
         keepers which have entered into a special
         agreement with the Distributor.
o     Waivers of Class B, Class C and Class N Sales Charges
                        of Oppenheimer Funds
--------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales
charges will not be applied to shares purchased in certain
types of transactions or redeemed in certain circumstances
described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales
charges will be waived for redemptions of shares in the
following cases:
(35)  Shares redeemed involuntarily, as described in
         "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
(36)  Redemptions from accounts other than Retirement Plans
         following the death or disability of the last
         surviving shareholder. The death or disability
         must have occurred after the account was
         established, and for disability you must provide
         evidence of a determination of disability by the
         Social Security Administration.
(37)  The contingent deferred sales charges are generally
         not waived following the death or disability of a
         grantor or trustee for a trust account. The
         contingent deferred sales charges will only be
         waived in the limited case of the death of the
         trustee of a grantor trust or revocable living
         trust for which the trustee is also the sole
         beneficiary. The death or disability must have
         occurred after the account was established, and
         for disability you must provide evidence of a
         determination of disability by the Social Security
         Administration.
(38)  Distributions from accounts for which the
         broker-dealer of record has entered into a special
         agreement with the Distributor allowing this
         waiver.
(39)  Redemptions of Class B shares held by Retirement
         Plans whose records are maintained on a daily
         valuation basis by Merrill Lynch or an independent
         record keeper under a contract with Merrill Lynch.
(40)  Redemptions of Class C shares of Oppenheimer U.S.
         Government Trust from accounts of clients of
         financial institutions that have entered into a
         special arrangement with the Distributor for this
         purpose.
(41)  Redemptions requested in writing by a Retirement Plan
         sponsor of Class C shares of an Oppenheimer fund
         in amounts of $500,000 or more and made more than
         12 months after the Retirement Plan's first
         purchase of Class C shares, if the redemption
         proceeds are invested in Class N shares of one or
         more Oppenheimer funds.
(42)  Distributions9 from Retirement Plans or other
         employee benefit plans for any of the following
         purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established in an Oppenheimer fund.
         2) To return excess contributions made to a
            participant's account.
         3) To return contributions made due to a mistake
            of fact.
         4) To make hardship withdrawals, as defined in the
            plan.10
         5) To make distributions required under a
            Qualified Domestic Relations Order or, in the
            case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from
            service.12
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) offered as an investment option in
            a Retirement Plan if the plan has made special
            arrangements with the Distributor.
         11)      Distributions made on account of a plan
            termination or "in-service" distributions, if
            the redemption proceeds are rolled over
            directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's
            account under an Automatic Withdrawal Plan
            after the participant reaches age 59 1/2, as long
            as the aggregate value of the distributions
            does not exceed 10% of the account's value,
            adjusted annually.
         13)      Redemptions of Class B shares under an
            Automatic Withdrawal Plan for an account other
            than a Retirement Plan, if the aggregate value
            of the redeemed shares does not exceed 10% of
            the account's value, adjusted annually.
         14)      For distributions from 401(k) plans
            sponsored by broker-dealers that have entered
            into a special arrangement with the Distributor
            allowing this waiver.
(43)  Redemptions of Class B shares or Class C shares under
         an Automatic Withdrawal Plan from an account other
         than a Retirement Plan if the aggregate value of
         the redeemed shares does not exceed 10% of the
         account's value annually.

B. Waivers for Shares Sold or Issued in Certain
Transactions.

The contingent deferred sales charge is also waived on
Class B and Class C shares sold or issued in the following
cases:
(44)  Shares sold to the Manager or its affiliates.
(45)  Shares sold to registered management investment
         companies or separate accounts of insurance
         companies having an agreement with the Manager or
         the Distributor for that purpose.
(46)  Shares issued in plans of reorganization to which the
         Fund is a party.
(47)  Shares sold to present or former officers, directors,
         trustees or employees (and their "immediate
         families" as defined above in Section I.A.) of the
         Fund, the Manager and its affiliates and
         retirement plans established by them for their
         employees.
o     Special Sales Charge Arrangements for Shareholders of
        Certain Oppenheimer Funds Who Were Shareholders of
                   Former Quest for Value Funds
------------------------------------------------------------

The initial and contingent deferred sales charge rates and
waivers for Class A, Class B and Class C shares described
in the Prospectus or Statement of Additional Information of
the Oppenheimer funds are modified as described below for
certain persons who were shareholders of the former Quest
for Value Funds. To be eligible, those persons must have
been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to
those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer
   Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer
   Quest International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the
following funds when they merged (were reorganized) into
various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for
   Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest
   for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value
   California Tax-Exempt Fund

      All of the funds listed above are referred to in this
Appendix as the "Former Quest for Value Funds."  The
waivers of initial and contingent deferred sales charges
described in this Appendix apply to shares of an
Oppenheimer fund that are either:
(48)  acquired by such shareholder pursuant to an exchange
         of shares of an Oppenheimer fund that was one of
         the Former Quest for Value Funds, or
(49)  purchased by such shareholder by exchange of shares
         of another Oppenheimer fund that were acquired
         pursuant to the merger of any of the Former Quest
         for Value Funds into that other Oppenheimer fund
         on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for
         Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table
sets forth the initial sales charge rates for Class A
shares purchased by members of "Associations" formed for
any purpose other than the purchase of securities. The
rates in the table apply if that Association purchased
shares of any of the Former Quest for Value Funds or
received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------
      For purchases by Associations having 50 or more
eligible employees or members, there is no initial sales
charge on purchases of Class A shares, but those shares are
subject to the Class A contingent deferred sales charge
described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the
lower of either the sales charge rate in the table based on
the number of members of an Association, or the sales
charge rate that applies under the Right of Accumulation
described in the applicable fund's Prospectus and Statement
of Additional Information. Individuals who qualify under
this arrangement for reduced sales charge rates as members
of Associations also may purchase shares for their
individual or custodial accounts at these reduced sales
charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain
         Shareholders. Class A shares purchased by the
         following investors are not subject to any Class A
         initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA
            Family of Funds on February 28, 1991 and who
            acquired shares of any of the Former Quest for
            Value Funds by merger of a portfolio of the AMA
            Family of Funds.
         Shareholders who acquired shares of any Former
            Quest for Value Fund by merger of any of the
            portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in
         Certain Transactions. The Class A contingent
         deferred sales charge will not apply to
         redemptions of Class A shares purchased by the
         following investors who were shareholders of any
         Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer
that is or was not permitted to receive a sales load or
redemption fee imposed on a shareholder with whom that
dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations
adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales
Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to
         March 6, 1995. In the following cases, the
         contingent deferred sales charge will be waived
         for redemptions of Class A, Class B or Class C
         shares of an Oppenheimer fund. The shares must
         have been acquired by the merger of a Former Quest
         for Value Fund into the fund or by exchange from
         an Oppenheimer fund that was a Former Quest for
         Value Fund or into which such fund merged. Those
         shares must have been purchased prior to March 6,
         1995 in connection with:
         withdrawals under an automatic withdrawal plan
            holding only either Class B or Class C shares
            if the annual withdrawal does not exceed 10% of
            the initial value of the account value,
            adjusted annually, and
         liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum value
            of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or
         After March 6, 1995 but Prior to November 24,
         1995. In the following cases, the contingent
         deferred sales charge will be waived for
         redemptions of Class A, Class B or Class C shares
         of an Oppenheimer fund. The shares must have been
         acquired by the merger of a Former Quest for Value
         Fund into the fund or by exchange from an
         Oppenheimer fund that was a Former Quest For Value
         Fund or into which such Former Quest for Value
         Fund merged. Those shares must have been purchased
         on or after March 6, 1995, but prior to November
         24, 1995:
         redemptions following the death or disability of
            the shareholder(s) (as evidenced by a
            determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan
            (but only for Class B or Class C shares) where
            the annual withdrawals do not exceed 10% of the
            initial value of the account value; adjusted
            annually, and
         liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum
            account value.

      A shareholder's account will be credited with the
amount of any contingent deferred sales charge paid on the
redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds
are invested in the same Class of shares in that fund or
another Oppenheimer fund within 90 days after redemption.
      o          Special Sales Charge Arrangements for
      Shareholders of Certain Oppenheimer Funds Who Were
         Shareholders of Connecticut Mutual Investment
                        Accounts, Inc.
---------------------------------------------------------

The initial and contingent deferred sale charge rates and
waivers for Class A and Class B shares described in the
respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this
section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders
who were shareholders of the following funds (referred to
as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser
to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut
   Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA
   LifeSpan Capital Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan
   Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified
   Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain
         shareholders of a Fund and the other Former
         Connecticut Mutual Funds are entitled to continue
         to make additional purchases of Class A shares at
         net asset value without a Class A initial sales
         charge, but subject to the Class A contingent
         deferred sales charge that was in effect prior to
         March 18, 1996 (the "prior Class A CDSC"). Under
         the prior Class A CDSC, if any of those shares are
         redeemed within one year of purchase, they will be
         assessed a 1% contingent deferred sales charge on
         an amount equal to the current market value or the
         original purchase price of the shares sold,
         whichever is smaller (in such redemptions, any
         shares not subject to the prior Class A CDSC will
         be redeemed first).

      Those shareholders who are eligible for the prior
      Class A CDSC are:
         1) persons whose purchases of Class A shares of a
            Fund and other Former Connecticut Mutual Funds
            were $500,000 prior to March 18, 1996, as a
            result of direct purchases or purchases
            pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still
            hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a
            Statement of Intention entered into prior to
            March 18, 1996, with the former general
            distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or
            more over a 13-month period entitled those
            persons to purchase shares at net asset value
            without being subject to the Class A initial
            sales charge

      Any of the Class A shares of a Fund and the other
Former Connecticut Mutual Funds that were purchased at net
asset value prior to March 18, 1996, remain subject to the
prior Class A CDSC, or if any additional shares are
purchased by those shareholders at net asset value pursuant
to this arrangement they will be subject to the prior Class
A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A
         shares of a Fund may be purchased without a sales
         charge, by a person who was in one (or more) of
         the categories below and acquired Class A shares
         prior to March 18, 1996, and still holds Class A
         shares:
         1) any purchaser, provided the total initial
            amount invested in the Fund or any one or more
            of the Former Connecticut Mutual Funds totaled
            $500,000 or more, including investments made
            pursuant to the Combined Purchases, Statement
            of Intention and Rights of Accumulation
            features available at the time of the initial
            purchase and such investment is still held in
            one or more of the Former Connecticut Mutual
            Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided
            that the total initial amount invested by the
            plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled
            $500,000 or more;
         3) Directors of the Fund or any one or more of the
            Former Connecticut Mutual Funds and members of
            their immediate families;
         4) employee benefit plans sponsored by Connecticut
            Mutual Financial Services, L.L.C. ("CMFS"), the
            prior distributor of the Former Connecticut
            Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least
            1,000 persons (and persons who are retirees
            from such group) engaged in a common business,
            profession, civic or charitable endeavor or
            other activity, and the spouses and minor
            dependent children of such persons, pursuant to
            a marketing program between CMFS and such
            group; and
         6) an institution acting as a fiduciary on behalf
            of an individual or individuals, if such
            institution was directly compensated by the
            individual(s) for recommending the purchase of
            the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided
            the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and
(2) above may be subject to the Class A CDSC of the Former
Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be
purchased without a sales charge by any holder of a
variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable
surrender charge period and which was used to fund a
qualified plan, if that holder exchanges the variable
annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge
Waivers.

In addition to the waivers set forth in the Prospectus and
in this Appendix, above, the contingent deferred sales
charge will be waived for redemptions of Class A and Class
B shares of a Fund and exchanges of Class A or Class B
shares of a Fund into Class A or Class B shares of a Former
Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i)
acquired prior to March 18, 1996 or (ii) were acquired by
exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such
Former Connecticut Mutual Fund must have been purchased
prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in
      Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to
      participants or beneficiaries from retirement plans
      qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans
      created under Section 457 of the Code, or other
      employee benefit plans;
   4) as tax-free returns of excess contributions to such
      retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold
      to any state, county, or city, or any
      instrumentality, department, authority, or agency
      thereof, that is prohibited by applicable investment
      laws from paying a sales charge or concession in
      connection with the purchase of shares of any
      registered investment management company;
   6) in connection with the redemption of shares of the
      Fund due to a combination with another investment
      company by virtue of a merger, acquisition or similar
      reorganization transaction;
   7) in connection with the Fund's right to involuntarily
      redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A
      shares and Class B shares in certain retirement plan
      accounts pursuant to an Automatic Withdrawal Plan but
      limited to no more than 12% of the original value
      annually; or

   9) as involuntary redemptions of shares by operation of
      law, or under procedures set forth in the Fund's
      Articles of Incorporation, or as adopted by the Board
      of Directors of the Fund.

o      Special Reduced Sales Charge for Former Shareholders
                  of Advance America Funds, Inc.
------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund,
Oppenheimer U.S. Government Trust, Oppenheimer Strategic
Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result
of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and
who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer
funds at a maximum sales charge rate of 4.50%.
o      Sales Charge Waivers on Purchases of Class M Shares
            of Oppenheimer Convertible Securities Fund
------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the
"Fund" in this section) may sell Class M shares at net
asset value without any initial sales charge to the classes
of investors listed below who, prior to March 11, 1996,
owned shares of the Fund's then-existing Class A and were
permitted to purchase those shares at net asset value
without sales charge:
(50)  the Manager and its affiliates,
(51)  present or former officers, directors, trustees and
         employees (and their "immediate families" as
         defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its
         affiliates, and retirement plans established by
         them or the prior investment advisor of the Fund
         for their employees,
(52)  registered management investment companies or
         separate accounts of insurance companies that had
         an agreement with the Fund's prior investment
         advisor or distributor for that purpose,
(53)  dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees,
(54)  employees and registered representatives (and their
         spouses) of dealers or brokers described in the
         preceding section or financial institutions that
         have entered into sales arrangements with those
         dealers or brokers (and whose identity is made
         known to the Distributor) or with the Distributor,
         but only if the purchaser certifies to the
         Distributor at the time of purchase that the
         purchaser meets these qualifications,
(55)  dealers, brokers, or registered investment advisors
         that had entered into an agreement with the
         Distributor or the prior distributor of the Fund
         specifically providing for the use of Class M
         shares of the Fund in specific investment products
         made available to their clients, and
dealers,  brokers or registered investment advisors that had entered  into an  agreement  with the  Distributor  or prior distributor  of the Fund's  shares to sell shares to defined
contribution   employee   retirement  plans  for  which  the

    dealer, broker, or investment advisor provides B-13
(56)  administrative services.

Oppenheimer Enterprise Fund

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street
      New York, New York 10080

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street
      New York, New York 10080

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      KPMG llp

      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel

      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

1234

PX885.001.1003

--------

1 In accordance with Rule 12b-1 of the Investment Company
Act, the term "Independent Trustees" in this Statement of
Additional Information refers to those Trustees who are not
"interested persons" of the Fund and who do not have any
direct or indirect financial interest in the operation of
the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of
Oppenheimer Convertible Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to
contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.

4 An "employee benefit plan" means any plan or arrangement,
whether or not it is "qualified" under the Internal Revenue
Code, under which Class N shares of an Oppenheimer fund or
funds are purchased by a fiduciary or other administrator
for the account of participants who are employees of a
single employer or of affiliated employers. These may
include, for example, medical savings accounts, payroll
deduction plans or similar plans. The fund accounts must be
registered in the name of the fiduciary or administrator
purchasing the shares for the benefit of participants in
the plan.
5 The term "Group Retirement Plan" means any qualified or
non-qualified retirement plan for employees of a
corporation or sole proprietorship, members and employees
of a partnership or association or other organized group of
persons (the members of which may include other groups), if
the group has made special arrangements with the
Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase
shares of an Oppenheimer fund or funds through a single
investment dealer, broker or other financial institution
designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than
plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans
and non-qualified deferred compensation plans and IRAs that
purchase shares of an Oppenheimer fund or funds through a
single investment dealer, broker or other financial
institution that has made special arrangements with the
Distributor.
6 However, that concession will not be paid on purchases of
shares in amounts of $1 million or more (including any
right of accumulation) by a Retirement Plan that pays for
the purchase with the redemption proceeds of Class C shares
of one or more Oppenheimer funds held by the Plan for more
than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan
termination or the elimination of the Oppenheimer funds as
an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7)
custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.

PART C

OPPENHEIMER ENTERPRISE FUND

                         FORM N-1A

                           PART C

                     OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   Amended  and  Restated   Declaration  of  Trust  dated
10/20/95:  Previously filed with Registrant's  Pre-Effective
Amendment  No.  2,  10/26/95,  and  incorporated  herein  by reference.

(b)   By-Laws as amended through 12/14/00:  Previously filed
with   Registrant's   Post-Effective   Amendment   No.   11,
12/21/01, and incorporated herein by reference.

(c)   (i)  Specimen  Class A Share  Certificate:  Previously
filed  with  Registrant's  Post-Effective  Amendment  No. 8,
12/16/99, and incorporated herein by reference.

      (ii) Specimen  Class B Share  Certificate:  Previously
filed  with  Registrant's  Post-Effective  Amendment  No. 8,
12/16/99, and incorporated herein by reference.

      (iii)       Specimen   Class  C   Share   Certificate:
Previously filed with Registrant's  Post-Effective Amendment
No. 8, 12/16/99, and incorporated herein by reference

(iv)  Specimen Class N Share  Certificate:  Previously filed with Registrant's  Post-Effective Amendment No. 9, 10/27/00, and incorporated herein by reference.

(v)   Specimen Class Y Share  Certificate:  Previously filed
with Registrant's  Post-Effective Amendment No. 8, 12/16/99, and incorporated herein by reference

(d)   Amended and  Restated  Investment  Advisory  Agreement
dated January 1, 2001:  Previously  filed with  Registrant's
Post-Effective  Amendment No. 11, 12/21/01, and incorporated herein by reference.

(e)   (i)  General  Distributor's  Agreement  dated November
7, 1995:  Previously filed with Registrant's  Post-Effective
Amendment  No.  3,  12/12/97,  and  incorporated  herein  by reference.

(ii)        (ii)  Form    of     Dealer     Agreement     of
            OppenheimerFunds  Distributor,  Inc.: Previously

filed   with   Post-Effective   Amendment   No.  45  to  the
Registration  Statement of Oppenheimer High Yield Fund (Reg.
No.  2-62076),   10/26/01,   and   incorporated   herein  by
reference.

(iii) Form   of   Broker   Agreement   of   OppenheimerFunds
            Distributor, Inc.: Previously
filed   with   Post-Effective   Amendment   No.  45  to  the
Registration  Statement of Oppenheimer High Yield Fund (Reg.
No.  2-62076),   10/26/01,   and   incorporated   herein  by
reference.

(iv)  Form   of   Agency   Agreement   of   OppenheimerFunds
            Distributor, Inc.:(iv)   Previously  filed  with
Post-Effective   Amendment   No.  45  to  the   Registration
Statement  of   Oppenheimer   High  Yield  Fund  (Reg.   No.
2-62076), 10/26/01, and incorporated herein by reference.

(iv)  Form of Trust Company Fund/SERV Purchase Agreement (v)
of  OppenheimerFunds  Distributor,  Inc.:  Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement  of   Oppenheimer   High  Yield  Fund  (Reg.   No.
2-62076), 10/26/01, and incorporated herein by reference.

(iv)  Form   of   Trust   Company   Agency    Agreement   of
            OppenheimerFunds(vi)     Distributor,      Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of Oppenheimer  High Yield Fund
(Reg. No. 2-62076),  10/26/01,  and  incorporated  herein by reference.

(f)   (i)  Amended   and   Restated   Retirement   Plan  for
Non-Interested   Trustees   or   Directors   dated   8/9/01:
Previously  filed with  Post-Effective  Amendment  No. 34 to the  Registration  Statement of  Oppenheimer  Gold & Special
Minerals   Fund   (Reg.   No.   2-82590),    10/25/01,   and
incorporated herein by reference.

      (ii) Form   of   Deferred    Compensation   Plan   for
Disinterested Trustees/Directors:  Filed with Post-Effective
Amendment   No.  26  to  the   Registration   Statement   of
Oppenheimer   Gold  &  Special   Minerals  Fund  (Reg.   No.
2-82590), 10/28/98, and incorporated herein by reference.

(g)   (i)  Global  Custodial  Services  Agreement dated July
15, 2003, between Registrant and Citibank,  N.A.: Previously
filed  with  the  Pre-Effective   Amendment  No.  1  to  the
Registration   Statement   of   Oppenheimer    International
Large-Cap  Core Trust (Reg.  No.  333-106014),  8/5/03,  and
incorporated herein by reference.

            (ii)  Amended  and  Restated   Foreign   Custody
            Manager   Agreement   dated  May  31,  2001,  as
            amended July 15, 2003,  between  Registrant  and
            Citibank,   N.A:   Previously   filed  with  the
Pre-Effective  Amendment No. 1 to the Registration Statement
of Oppenheimer  International Large-Cap Core Trust (Reg. No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and  Consent  of  Counsel   dated   10/26/95:
Previously filed with Registrant's  Pre-Effective  Amendment
No. 2 , 10/26/95, and incorporated herein by reference.

(j)   Independent Auditors Consent:  Filed herewith.

(k)   Not applicable.

(l)   (i)  Investment    Letter    dated    10/25/95    from
OppenheimerFunds,  Inc. to Registrant: Previously filed with
Registrant's  Pre-Effective  Amendment No. 2, 10/26/95,  and
incorporated herein by reference.

(m)   (i)  Service  Plan and  Agreement  for  Class A shares
dated 7/25/02: Filed herewith.

      (ii) Amended  and  Restated  Distribution  and Service
Plan and  Agreement  for Class B shares  dated  February 12,
1998:  Previously  filed  with  Registrant's  Post-Effective
Amendment  No.  4,  10/29/98,  and  incorporated  herein  by reference.

(iii) Amended and  Restated  Distribution  and Service  Plan
and  Agreement  for Class C shares dated  February 12, 1998:
Previously filed with Registrant's  Post-Effective Amendment
No. 4, 10/29/98, and incorporated herein by reference.

(iv)  Distribution  and Service Plan and Agreement for Class
N shares dated 12/26/00:  Previously filed with Registrant's
Post-Effective  Amendment No. 11, 12/21/01, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule
18f-3 updated through 5/21/03: Previously filed with
Pre-Effective Amendment No. 1 to the Registration Statement
of Oppenheimer International Large-Cap Core Trust (Reg. No.
333-106014), 8/5/03, and incorporated herein by reference.

(o)   (i)  Powers of Attorney for all Trustees/Directors
and Principal Officers except for Joel W. Motley and John
V. Murphy (including Certified Board Resolutions):
Previously filed with Pre-Effective Amendment No. 1 to the
Registration Statement of Oppenheimer Emerging Growth Fund
(Reg. No. 333-44176), 10/5/00, and incorporated herein by
reference.

      (ii) Power of Attorney for John Murphy (including
Certified Board Resolution): Previously filed with
Post-Effective Amendment No. 41 to the Registration
Statement of Oppenheimer U.S. Government Trust (Reg. No.
2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley (including
Certified Board Resolution): Previously filed with
Post-Effective Amendment No. 8 to the Registration
Statement of Oppenheimer International Small Company Fund
(Reg. No. 333-31537), 10/22/02, and incorporated herein by
reference.

(p)   Amended and Restated Code of Ethics of the
Oppenheimer Funds dated May 15, 2002 under Rule 17j-1 of
the Investment Company Act of 1940: Previously filed with
Post-Effective Amendment No. 29 to the Registration
Statement of Oppenheimer Discovery Fund (Reg. No. 33-371),
11/21/02, and incorporated herein by reference.

Item 24.  Persons  Controlled  by or Under  Common  Control
------------------------------------------------------------
with the Fund
-------------

None.

Item 25. - Indemnification
--------------------------

Reference  is made to the  provisions  of  Article  Seven of
Registrant's  Amended  and  Restated  Declaration  of  Trust
filed as Exhibit 23(a) to this Registration  Statement,  and incorporated herein by reference.

Insofar as  indemnification  for  liabilities  arising under the  Securities  Act of 1933 may be  permitted  to trustees, officers and controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has been advised that in the opinion of the  Securities  and Exchange
Commission such  indemnification is against public policy as expressed in the Securities  Act of 1933 and is,  therefore,
unenforceable.    In   the   event    that   a   claim   for
indemnification  against  such  liabilities  (other than the payment by  Registrant  of  expenses  incurred  or paid by a trustee,  officer or controlling person of Registrant in the successful  defense of any action,  suit or  proceeding)  is asserted by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is  against  public  policy  as expressed  in  the  Securities  Act  of  1933  and  will  be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment
------------------------------------------------------------
Adviser
-------

(a)   OppenheimerFunds,  Inc. is the  investment  adviser of
the Registrant;  it and certain  subsidiaries and affiliates act in the  same  capacity  to other  investment  companies, including without  limitation those described in Parts A and
B hereof and listed in Item 26(b) below.

(b)   There is set forth below  information  as to any other
business,   profession,   vocation   or   employment   of  a
substantial  nature in which each  officer  and  director of
OppenheimerFunds,  Inc.  is, or at any time  during the past two fiscal  years has been,  engaged for his/her own account or in the capacity of director,  officer,  employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

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---------------------------------------------------------------------------------

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Erik Anderson,                 None
Assistant Vice President
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Janette Aprilante,             Secretary of OppenheimerFunds, Distributor,
Vice President & Secretary     Inc., Centennial Asset Management Corporation,
                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Barela,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce L. Bartlett,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Geoffrey Caan,                 Formerly Vice President of ABN AMRO NA, Inc.
Vice President                 (June 2002 - August 2003); Vice President of
                               Zurich Scudder Investments (January 1999 - June
                               2002); Vice President of Lufkin & Jenrette
                               (March 1997 - October 1998).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claudia Calich,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Carbuto,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             Formerly Director of technology for Sapient
Assistant Vice President       Corporation (July, 2000-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

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Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

J. Hayes Foster,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mike Goldverg,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Graves,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,
Vice   President:    Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shari Harley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice    President   &   Senior Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; Senior Vice President of
                               OFI Institutional Asset Management, Inc. (since
                               February 2001); Director of OFI Trust Company

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Garrett K. Kolb,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter G. Konops,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002)..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   None
Assistant   Vice  President  &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Madzij,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Migan,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joy Milan,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Denis R. Molleur,              None
Vice    President   &   Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Morrell,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Management
                               Director of Oppenheimer Acquisition Corp.;
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Niederbrach,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank J. Pavlak,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rob Robis,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo                 Vice Chairman, Treasurer, Chief Financial
Executive  Vice  President and Officer and Management Director of Oppenheimer
Director                       Acquisition Corp.; President and director of
                               Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director (Class A) of
                               Trinity Investment Management Corporation;
                               Chairman of the Board, Chief Executive Officer,
                               President and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martha A. Shapiro,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Utaro,                  None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               Formerly, principal at Richards & Tierney, Inc.
Senior Vice President          (March 1994-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

             C-24               Treasurer of HarbourView
Brian W. Wixted,                Asset Management
Senior Vice President and       Corporation;
Treasurer                       OppenheimerFunds
                                International Ltd.,
                                Oppenheimer Partnership
                                Holdings, Inc.,
                                Oppenheimer Real Asset
                                Management, Inc.,
                                Shareholder Services,
                                Inc., Shareholder
                                Financial Services,
                                Inc., OFI Private
                                Investments, Inc., OFI
                                Institutional Asset
                                Management, Inc. and
                                OppenheimerFunds Legacy
                                Program; Treasurer and
                                Chief Financial Officer
                                of OFI Trust Company;
                                Assistant Treasurer of
                                Oppenheimer Acquisition
                                Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                     Senior Vice President of
Senior Vice President           HarbourView Asset
                                Management Corporation;
                                serves on the Board of
                                the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive   Vice  President  & January 2002), HarbourView Asset Management
Chief  Investment  Officer and Corporation and OFI Institutional Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York  Municipal Fund  (Rochester  Portfolio
Series)
Oppenheimer AMT-Free New York Municipals
Oppenheimer  Bond Fund (a series  of  Oppenheimer  Integrity
Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Large-Cap Core Fund (a series of
Oppenheimer International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer   International   Value   Fund  (a   series   of
Oppenheimer International Value Trust)
Oppenheimer Limited-Term Government Fund
Oppenheimer   Limited  Term  Municipal  Fund  (a  series  of
Oppenheimer Municipal Fund)
Oppenheimer  Main Street Fund (a series of Oppenheimer  Main
Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer  Principal  Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (4 series):
     Mercury Advisors Focus Growth Fund
     Salomon Brothers All Cap Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Core Diversified Hedge Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Market Neutral Hedge Fund
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The  address  of  the   Oppenheimer   funds  listed   above,
Shareholder Financial Services,  Inc., Shareholder Services,
Inc.,    OppenheimerFunds    Services,    Centennial   Asset
Management    Corporation,    Centennial    Capital   Corp.,
Oppenheimer    Real    Asset     Management,     Inc.    and
OppenheimerFunds  Legacy  Program is 6803 South  Tucson Way,
Centennial, Colorado 80112-3924.

The  address  of  OppenheimerFunds,  Inc.,  OppenheimerFunds
Distributor,     Inc.,    HarbourView    Asset    Management
Corporation,   Oppenheimer   Partnership   Holdings,   Inc.,
Oppenheimer  Acquisition  Corp.,  OFI  Private  Investments,
Inc.,  OFI   Institutional   Asset   Management,   Inc.  and
Oppenheimer Trust Company is 2 World Financial  Center,  225
Liberty Street, 14th Floor, New York, New York 10080.

The address of Tremont Advisers,  Inc. is 555 Theodore Fremd
Avenue, Suite 206-C, Rye, New York 10580.

The address of  OppenheimerFunds  International Ltd. is Bloc
C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management  Corporation is
301 North Spring Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor
of the Registrant's shares. It is also the Distributor of
each of the other registered open-end investment companies
for which OppenheimerFunds, Inc. is the investment adviser,
as described in Part A and B of this Registration Statement
and listed in Item 26(b) above (except Oppenheimer
Multi-Sector Income Trust and Panorama Series Fund, Inc.)
and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's
principal underwriter are:

---------------------------------------------------------------------------------

Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(1)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason R. Bach                   Vice President            None
3264 Winthrop Circle
Marietta, GA 30067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gabriella Bercze(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
4127 Towne Green Circle
Addison, TX 75001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Crockett(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

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Katherine P. Feld(2)            Vice President            Assistant Secretary

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Mark J. Ferro(2)                Senior Vice President     None

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Ronald H. Fielding(3)           Vice President            None

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Patrick W. Flynn (1)            Senior Vice President     None

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John E. Forrest(2)              Senior Vice President     None

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John ("J) Fortuna(2)            Vice President            None

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P. Lyman Foster(2)              Senior Vice President     None

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Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277

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Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

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Raquel Granahan(2)              Vice President            None

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Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

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Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

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Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

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Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

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Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496

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Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

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William E. Hortz(2)             Vice President            None

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Edward Hrybenko(2)              Vice President            None

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Brian F. Husch(2)               Vice President            None

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Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

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Eric K. Johnson(1)              Vice President            None

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Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

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Christina J. Keller(2)          Vice President            None

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Brian G. Kelly                  Vice President            None
76 Daybreak Road
Southport, CT 06490

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Michael Keogh(2)                Vice President            None

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Lisa Klassen(1)                 Assistant Vice President  None

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Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

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Richard Knott(1)                Senior Vice President     None

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Dean Kopperud(2)                Senior Vice President     None

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Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

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David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

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Tracey Lange(2)                 Vice President            None

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Paul R. LeMire                  Vice President            None

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Evan M. Lereah                  Vice President            None
1468 Catlin Lane
Alexandria, VA 22311

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Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570

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Malissa Lischin(2)              Assistant Vice President  None

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James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

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Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

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John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

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Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

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Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782

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Michael Magee(2)                Vice President            None

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Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

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Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724

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LuAnn Mascia(2)                 Vice President            None

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Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

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Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

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John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

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Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020

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Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

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Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

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Robert Moser(1)                 Vice President            None

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John V. Murphy(2)               Director                  President

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Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

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Christina Nasta(2)              Vice President            None

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Kevin P. Neznek(2)              Vice President            None

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Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014

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Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201

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Raymond C. Olson(1)             Assistant Vice President  None
                                & Treasurer

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Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

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Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034

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Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

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Gazell Pettway, Jr.             Vice President            None
18970 Vogel Farm Trail
Eden Paire, MN 55347

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William Presutti(2)             Vice President            None

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Elaine Puleo-Carter(2)          Senior Vice President     None

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Christopher L. Quinson          Vice President            None
7675 Cayuga Drive
Cincinnati, OH 45243

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Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

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Gary D. Rakan                   Vice President            None
10860 Fairwoods Drive
Fishers, IN 46038

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Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

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Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

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Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

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Ruxandra Risko(2)               Vice President            None

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David R. Robertson(2)           Senior Vice President     None

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Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265

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---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
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William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

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John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

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Tonya Sax                       Vice President            None
2625 N. Paula Drive
Dunedin, FL 34698

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Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626

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Thomas Schmitt(2)               Vice President            None

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Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

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Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

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Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

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Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076

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John Stoma(2)                   Senior Vice President     None

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Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

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Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
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George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

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James Taylor(2)                 Assistant Vice President  None

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Martin Telles(2)                Senior Vice President     None

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David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

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Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

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Floyd A. Tucker                 Vice President            None
4884 Stauffer Avenue SE
Kentwood, MI 49508

---------------------------------------------------------------------------------
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Mark Vandehey(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
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Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
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Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

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Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

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Catherine White(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

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---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
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John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

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---------------------------------------------------------------------------------

Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

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Robert G. Zack(2)               General Counsel &         Secretary
                                Director

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World  Financial  Center,  225 Liberty  Street,  14th
Floor, New York, NY 10080
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books and  other  documents  required  to be maintained  by  Registrant  pursuant to Section 31(a) of the
Investment   Company  Act  of  1940  and  rules  promulgated
thereunder are in the possession of  OppenheimerFunds,  Inc.
at  its  offices  at  6803  South  Tucson  Way,  Centennial,
Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933
and/or the Investment Company Act of 1940, the Registrant
certifies that it meets all the requirements for
effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly
caused this Registration to be signed on its behalf by the
undersigned, thereunto duly authorized, in the City of New
York and State of New York on the 22nd day of October, 2003.

                                    OPPENHEIMER ENTERPRISE FUND

                                    By: /s/ John V. Murphy*

                                   --------------------------------
                                    John V. Murphy, President
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933,
this Registration Statement has been signed below by the
following persons in the capacities on the dates indicated:

Signatures                    Title                                Date
----

/s/ Clayton K. Yeutter*       Chairman of the Board              October 22, 2003
---------------------------   of Trustees
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the               October 22, 2003
----------------------------  Board of Trustees
Donald W. Spiro

/s/ John V. Murphy*           President,
----------------------------  Principal Executive                October 22, 2003
John V. Murphy                Officer and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal               October 22, 2003
----------------------------  Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                            October 22, 2003
---------------------------
Robert G. Galli

/s/ Phillip A. Griffiths      Trustee                            October 22, 2003
----------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*           Trustee                            October 22, 2003
------------------------
Joel W. Motley

/s/ Kenneth A. Randall*       Trustee                            October 22, 2003
--------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                            October 22, 2003
---------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                            October 22, 2003
---------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

                OPPENHEIMER ENTERPRISE FUND

              Post-Effective Amendment No. 12

                  Registration No 33-58343

                       EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------

23(j)             Independent Auditors Consent

23(m)(i)          Amended and Restated Service Plan for
Class A shares